UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3732

MFS VARIABLE INSURANCE TRUST II

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014*

*	Effective August 8, 2014, MFS New Discovery Portfolio, a series of the Registrant, was reorganized into MFS New Discovery Series, a series of MFS Variable Insurance Trust; MFS Utilities Portfolio, a series of the Registrant, was reorganized into MFS Utilities Series, a series of MFS Variable Insurance Trust; and MFS Value Portfolio, a series of the Registrant, was reorganized into MFS Value Series, a series of MFS Variable Insurance Trust. Effective October 15, 2014, MFS New Discovery Portfolio, MFS Utilities Portfolio, and MFS Value Portfolio were terminated as series of the Registrant.

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS New Discovery Portfolio, MFS Utilities Portfolio, and MFS Value Portfolio, each a series of the Registrant, did not have any holdings as of the period end. For further information please see the introductory footnote.

QUARTERLY REPORT

September 30, 2014

MFS® INTERNATIONAL GROWTH PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.4%
Aerospace – 1.2%
Rolls-Royce Holdings PLC	153,974	$2,386,658

Airlines – 1.5%
Copa Holdings S.A., “A”	27,377	$2,937,278

Alcoholic Beverages – 5.5%
AmBev S.A., ADR	185,227	$1,213,237
Carlsberg A.S., “B”	29,758	2,639,917
Diageo PLC	103,516	2,993,059
Pernod Ricard S.A.	36,840	4,163,882

		$11,010,095

Apparel Manufacturers – 5.6%
Adidas AG	12,965	$970,245
Burberry Group PLC	101,067	2,465,344
Compagnie Financiere Richemont S.A.	17,137	1,404,337
Li & Fung Ltd.	1,531,200	1,739,272
LVMH Moet Hennessy Louis Vuitton S.A.	27,888	4,520,670

		$11,099,868

Automotive – 3.3%
Guangzhou Automobile Group Co. Ltd., “H”	1,146,000	$1,108,387
Honda Motor Co. Ltd.	115,300	3,994,894
Toyota Motor Corp.	25,000	1,473,216

		$6,576,497

Broadcasting – 1.7%
Publicis Groupe S.A.	22,733	$1,558,899
WPP PLC	88,930	1,778,788

		$3,337,687

Brokerage & Asset Managers – 0.6%
Aberdeen Asset Management PLC	47,564	$307,137
BM&F Bovespa S.A.	181,022	827,550

		$1,134,687

Business Services – 9.3%
Accenture PLC, “A”	50,095	$4,073,725
Amadeus IT Holding S.A.	17,713	659,783
Brenntag AG	44,081	2,164,303
Capita Group PLC	123,027	2,312,916
Compass Group PLC	318,403	5,143,725
Experian Group Ltd.	141,339	2,245,083
Intertek Group PLC	40,140	1,699,837
Serco Group PLC	77,309	358,568

		$18,657,940

Computer Software – 2.8%
Dassault Systems S.A.	22,941	$1,468,303
OBIC Co. Ltd.	71,900	2,569,847
SAP AG	21,402	1,543,516

		$5,581,666

Computer Software – Systems – 1.1%
NICE Systems Ltd., ADR	52,744	$2,151,428

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – 0.4%
Bellway PLC	32,497	$821,240

Consumer Products – 3.6%
L’Oreal S.A.	11,943	$1,891,460
Reckitt Benckiser Group PLC	38,943	3,370,706
Uni-Charm Corp.	88,500	2,017,727

		$7,279,893

Electrical Equipment – 4.1%
Legrand S.A.	20,853	$1,081,575
Mettler-Toledo International, Inc. (a)	9,336	2,391,230
Prysmian S.p.A.	82,329	1,519,509
Schneider Electric S.A.	41,795	3,195,965

		$8,188,279

Electronics – 3.5%
MediaTek, Inc.	56,000	$829,336
Samsung Electronics Co. Ltd.	1,786	2,003,908
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	201,854	4,073,414

		$6,906,658

Energy – Independent – 1.1%
INPEX Corp.	151,300	$2,137,582

Energy – Integrated – 2.1%
BG Group PLC	149,141	$2,743,409
Suncor Energy, Inc.	40,387	1,461,570

		$4,204,979

Food & Beverages – 7.9%
Chr. Hansen Holding A.S.	32,653	$1,262,118
Groupe Danone	79,769	5,325,389
M. Dias Branco S.A. Industria e Comercio de Alimentos	32,423	1,293,079
Nestle S.A.	88,501	6,491,522
Want Want China Holdings Ltd.	1,186,000	1,478,519

		$15,850,627

Food & Drug Stores – 2.0%
Dairy Farm International Holdings Ltd.	63,900	$608,967
Jeronimo Martins SGPS S.A.	37,533	411,959
Lawson, Inc.	22,500	1,573,513
Sundrug Co. Ltd.	29,500	1,311,261

		$3,905,700

Gaming & Lodging – 0.6%
Paddy Power PLC	15,464	$1,112,617

General Merchandise – 0.9%
Dollarama, Inc.	16,348	$1,386,723
Lojas Renner S.A.	17,795	516,747

		$1,903,470

Insurance – 1.7%
AIA Group Ltd.	640,000	$3,309,272

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Internet – 0.5%
NAVER Corp.	1,281	$979,642

Machinery & Tools – 2.2%
KONE Oyj “B”	11,117	$446,104
Schindler Holding AG	8,319	1,125,934
Weir Group PLC	71,133	2,874,453

		$4,446,491

Major Banks – 1.9%
HSBC Holdings PLC	183,850	$1,871,107
Standard Chartered PLC	105,939	1,951,597

		$3,822,704

Medical & Health Technology & Services – 0.6%
Fresenius Medical Care AG & Co. KGaA	18,256	$1,275,121

Medical Equipment – 2.1%
Essilor International S.A.	12,979	$1,418,894
Sonova Holding AG	17,381	2,773,756

		$4,192,650

Metals & Mining – 1.0%
Rio Tinto Ltd.	40,058	$2,089,637

Network & Telecom – 1.1%
Ericsson, Inc., “B”	181,507	$2,291,030

Oil Services – 1.4%
Saipem S.p.A. (a)	72,478	$1,534,300
Technip	14,394	1,207,754

		$2,742,054

Other Banks & Diversified Financials – 9.4%
Aeon Credit Service Co. Ltd.	63,100	$1,350,314
Banco Santander Chile, ADR	20,597	454,988
Credicorp Ltd.	18,796	2,883,118
HDFC Bank Ltd.	173,601	2,452,929
Itau Unibanco Holding S.A., ADR	111,825	1,552,131
Julius Baer Group Ltd.	40,945	1,826,810
Kasikornbank PLC, NVDR	304,000	2,203,238
KBC Group N.V. (a)	34,149	1,802,727
Sberbank of Russia (a)	557,530	1,063,356
UBS AG	178,039	3,088,997

		$18,678,608

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – 5.8%
Bayer AG	36,732	$5,145,136
Novo Nordisk A.S., “B”	59,463	2,833,316
Roche Holding AG	12,154	3,598,825

		$11,577,277

Railroad & Shipping – 3.0%
Canadian National Railway Co.	70,154	$4,978,128
Kuehne & Nagel, Inc. AG	7,810	985,298

		$5,963,426

Restaurants – 1.2%
Whitbread PLC	37,184	$2,504,066

Specialty Chemicals – 5.9%
Akzo Nobel N.V.	16,837	$1,147,016
Croda International PLC	36,155	1,198,903
L’Air Liquide S.A.	15,362	1,867,679
Linde AG	17,855	3,431,251
Nippon Paint Co. Ltd.	29,000	651,789
Nitto Denko Corp.	19,700	1,080,424
Symrise AG	43,567	2,315,917

		$11,692,979

Specialty Stores – 0.4%
Inditex	29,322	$807,781

Telecommunications – Wireless – 0.8%
SoftBank Corp.	24,200	$1,696,593

Tobacco – 1.6%
Japan Tobacco, Inc.	99,000	$3,219,813

Total Common Stocks		$198,473,993

MONEY MARKET FUNDS – 0.3%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	631,566	$631,566

Total Investments		$199,105,559

OTHER ASSETS, LESS LIABILITIES – 0.3%		558,475

NET ASSETS – 100.0%		$199,664,034

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$8,006,359	$31,020,237	$—	$39,026,596
France	—	27,700,470	—	27,700,470
Japan	23,076,973	—	—	23,076,973
Switzerland	—	21,295,479	—	21,295,479
Germany	12,365,269	4,480,220	—	16,845,489
Canada	7,826,421	—	—	7,826,421
Denmark	1,262,118	5,473,233	—	6,735,351
United States	6,464,955	—	—	6,464,955
Hong Kong	5,657,511	—	—	5,657,511
Other Countries	31,048,566	12,796,182	—	43,844,748
Mutual Funds	631,566	—	—	631,566
Total Investments	$96,339,738	$102,765,821	$—	$199,105,559

3

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $92,647,716 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $7,419,048 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$154,697,939
Gross unrealized appreciation	50,553,127
Gross unrealized depreciation	(6,145,507)
Net unrealized appreciation (depreciation)	$44,407,620

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	101	27,695,198	(27,063,733)	631,566

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$972	$631,566

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2014, are as follows:

United Kingdom	19.5%
France	13.9%
Japan	11.5%
Switzerland	10.7%
Germany	8.4%
Canada	3.9%
United States	3.9%
Denmark	3.4%
Hong Kong	2.8%
Other Countries	22.0%

4

QUARTERLY REPORT

September 30, 2014

MFS® BLENDED RESEARCH® CORE EQUITY PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.7%
Aerospace – 3.5%
Lockheed Martin Corp.	47,162	$8,620,274
United Technologies Corp.	76,245	8,051,472

		$16,671,746

Automotive – 1.6%
Johnson Controls, Inc.	79,310	$3,489,640
TRW Automotive Holdings Corp. (a)	41,343	4,185,979

		$7,675,619

Biotechnology – 3.4%
Biogen Idec, Inc. (a)	25,031	$8,280,505
Gilead Sciences, Inc. (a)	29,454	3,135,378
Illumina, Inc. (a)	28,570	4,683,194

		$16,099,077

Broadcasting – 0.5%
Walt Disney Co.	24,676	$2,196,904

Business Services – 3.0%
Accenture PLC, “A”	65,317	$5,311,578
Cognizant Technology Solutions Corp., “A” (a)	71,148	3,185,296
FleetCor Technologies, Inc. (a)	39,222	5,574,231

		$14,071,105

Cable TV – 2.2%
Comcast Corp., “A”	108,934	$5,858,471
Time Warner Cable, Inc.	31,248	4,483,776

		$10,342,247

Chemicals – 2.5%
CF Industries Holdings, Inc.	16,981	$4,741,435
LyondellBasell Industries N.V., “A”	67,645	7,350,306

		$12,091,741

Computer Software – 3.2%
Citrix Systems, Inc. (a)	97,009	$6,920,622
Microsoft Corp.	88,338	4,095,350
Oracle Corp.	105,334	4,032,186

		$15,048,158

Computer Software – Systems – 5.4%
Apple, Inc.	118,046	$11,893,135
Hewlett-Packard Co.	232,994	8,264,297
International Business Machines Corp.	2,136	405,477
Western Digital Corp.	50,612	4,925,560

		$25,488,469

Construction – 0.9%
Pulte Homes, Inc.	253,247	$4,472,342

Consumer Products – 1.8%
Procter & Gamble Co.	101,042	$8,461,257

Consumer Services – 1.7%
Priceline Group, Inc. (a)	2,462	$2,852,424

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Services – continued
TripAdvisor, Inc. (a)	54,705	$5,001,131

		$7,853,555

Electrical Equipment – 0.6%
General Electric Co.	111,855	$2,865,725

Electronics – 2.5%
Avago Technologies Ltd.	62,579	$5,444,373
Broadcom Corp., “A”	164,180	6,636,156

		$12,080,529

Energy – Independent – 2.7%
EOG Resources, Inc.	68,695	$6,802,179
Marathon Petroleum Corp.	72,605	6,147,465

		$12,949,644

Energy – Integrated – 5.4%
Chevron Corp.	80,798	$9,640,817
Exxon Mobil Corp.	169,947	15,983,515

		$25,624,332

Food & Beverages – 3.1%
Archer Daniels Midland Co.	91,502	$4,675,752
General Mills, Inc.	93,331	4,708,549
Tyson Foods, Inc., “A”	137,454	5,411,564

		$14,795,865

Food & Drug Stores – 3.1%
CVS Health Corp.	116,562	$9,277,170
Kroger Co.	108,880	5,661,760

		$14,938,930

Gaming & Lodging – 0.9%
Royal Caribbean Cruises Ltd.	64,651	$4,350,366

General Merchandise – 1.7%
Kohl’s Corp.	43,570	$2,659,077
Macy’s, Inc.	95,747	5,570,560

		$8,229,637

Health Maintenance Organizations – 1.3%
WellPoint, Inc.	52,610	$6,293,208

Insurance – 5.2%
Berkshire Hathaway, Inc., “B” (a)	11,429	$1,578,802
Everest Re Group Ltd.	29,928	4,848,635
MetLife, Inc.	138,682	7,449,997
Prudential Financial, Inc.	78,447	6,898,629
Validus Holdings Ltd.	105,953	4,147,000

		$24,923,063

Internet – 3.5%
Facebook, Inc., “A” (a)	125,158	$9,892,488
Google, Inc., “A” (a)	5,572	3,278,621
Google, Inc., “C” (a)	5,578	3,220,514

		$16,391,623

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Leisure & Toys – 1.0%
Electronic Arts, Inc. (a)	132,031	$4,701,624

Machinery & Tools – 1.6%
Cummins, Inc.	39,197	$5,173,220
Illinois Tool Works, Inc.	27,851	2,351,181

		$7,524,401

Major Banks – 6.0%
Goldman Sachs Group, Inc.	39,090	$7,175,751
JPMorgan Chase & Co.	202,644	12,207,275
Wells Fargo & Co.	175,404	9,098,205

		$28,481,231

Medical Equipment – 2.7%
Abbott Laboratories	125,844	$5,233,852
Thermo Fisher Scientific, Inc.	61,553	7,491,000

		$12,724,852

Metals & Mining – 0.7%
United States Steel Corp.	90,160	$3,531,567

Network & Telecom – 1.5%
Qualcomm, Inc.	96,594	$7,222,333

Oil Services – 1.2%
Ensco PLC, “A”	67,163	$2,774,504
Halliburton Co.	42,675	2,752,964

		$5,527,468

Other Banks & Diversified Financials – 3.4%
Citigroup, Inc.	160,754	$8,330,272
Discover Financial Services	117,598	7,572,135

		$15,902,407

Pharmaceuticals – 6.7%
Bristol-Myers Squibb Co.	142,891	$7,313,161
Johnson & Johnson	66,775	7,117,547
Merck & Co., Inc.	152,600	9,046,128
Pfizer, Inc.	284,614	8,416,036

		$31,892,872

Railroad & Shipping – 1.1%
Union Pacific Corp.	49,550	$5,372,211

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – 0.5%
Public Storage, Inc., REIT	13,829	$2,293,401

Restaurants – 1.8%
McDonald’s Corp.	56,613	$5,367,479
YUM! Brands, Inc.	41,359	2,977,021

		$8,344,500

Specialty Stores – 2.2%
Advance Auto Parts, Inc.	32,518	$4,237,095
AutoZone, Inc. (a)	12,488	6,364,634

		$10,601,729

Telecommunications – Wireless – 1.0%
American Tower Corp., REIT	51,515	$4,823,349

Telephone Services – 2.6%
Frontier Communications Corp.	340,095	$2,214,018
Verizon Communications, Inc.	206,181	10,306,988

		$12,521,006

Tobacco – 2.0%
Lorillard, Inc.	96,967	$5,809,293
Philip Morris International, Inc.	44,860	3,741,324

		$9,550,617

Trucking – 1.1%
United Parcel Service, Inc., “B”	51,018	$5,014,559

Utilities – Electric Power – 2.9%
AES Corp.	334,478	$4,742,898
American Electric Power Co., Inc.	99,653	5,202,883
Edison International	64,388	3,600,577

		$13,546,358

Total Common Stocks		$473,491,627

MONEY MARKET FUNDS – 0.4%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	1,942,371	$1,942,371

Total Investments		$475,433,998

OTHER ASSETS, LESS LIABILITIES – (0.1)%		(450,218)

NET ASSETS – 100.0%		$474,983,780

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$473,491,627	$—	$—	$473,491,627
Mutual Funds	1,942,371	—	—	1,942,371
Total Investments	$475,433,998	$—	$—	$475,433,998

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$365,537,307
Gross unrealized appreciation	114,591,070
Gross unrealized depreciation	(4,694,379)
Net unrealized appreciation (depreciation)	$109,896,691

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	385,807	51,494,984	(49,938,420)	1,942,371

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,417	$1,942,371

4

QUARTERLY REPORT

September 30, 2014

MFS® GLOBAL RESEARCH PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.9%
Aerospace – 2.3%
Honeywell International, Inc.	11,575	$1,077,864
Precision Castparts Corp.	3,471	822,210
United Technologies Corp.	9,527	1,006,051

		$2,906,125

Alcoholic Beverages – 0.8%
Pernod Ricard S.A.	8,732	$986,944

Apparel Manufacturers – 1.9%
Global Brands Group Holding Ltd. (a)	1,508,000	$332,097
Li & Fung Ltd.	524,000	595,205
LVMH Moet Hennessy Louis Vuitton S.A.	5,479	888,151
PVH Corp.	4,933	597,633

		$2,413,086

Automotive – 2.2%
Delphi Automotive PLC	16,380	$1,004,749
DENSO Corp.	14,800	682,143
Guangzhou Automobile Group Co. Ltd., “H”	366,000	353,988
Kia Motors Corp.	13,207	672,083

		$2,712,963

Biotechnology – 1.0%
Biogen Idec, Inc. (a)	3,654	$1,208,780

Broadcasting – 2.6%
Time Warner, Inc.	14,562	$1,095,208
Twenty-First Century Fox, Inc.	37,872	1,298,631
WPP PLC	43,524	870,572

		$3,264,411

Brokerage & Asset Managers – 1.8%
BlackRock, Inc.	2,797	$918,311
Franklin Resources, Inc.	11,236	613,598
Intercontinental Exchange, Inc.	3,973	774,934

		$2,306,843

Business Services – 2.1%
Accenture PLC, “A”	10,413	$846,785
Cognizant Technology Solutions Corp., “A” (a)	17,542	785,355
Fidelity National Information Services, Inc.	12,401	698,176
Gartner, Inc. (a)	3,444	253,031

		$2,583,347

Cable TV – 1.2%
Comcast Corp., “Special A”	18,149	$970,972
Time Warner Cable, Inc.	3,432	492,458

		$1,463,430

Chemicals – 0.4%
E.I. du Pont de Nemours & Co.	7,095	$509,137

Computer Software – 2.4%
Adobe Systems, Inc. (a)	3,717	$257,179
Citrix Systems, Inc. (a)	7,782	555,168

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – continued
Dassault Systems S.A.	4,845	$310,097
Oracle Corp.	16,483	630,969
Qlik Technologies, Inc. (a)	14,684	397,055
Salesforce.com, Inc. (a)	13,948	802,428

		$2,952,896

Computer Software – Systems – 3.2%
Apple, Inc. (s)	7,755	$781,316
CDW Corp.	7,879	244,643
EMC Corp.	50,567	1,479,590
Hewlett-Packard Co.	34,315	1,217,153
NCR Corp. (a)	8,617	287,894

		$4,010,596

Conglomerates – 0.4%
Hutchison Whampoa Ltd.	46,000	$556,868

Construction – 0.7%
Sherwin-Williams Co.	3,961	$867,419

Consumer Products – 1.3%
Colgate-Palmolive Co.	15,078	$983,387
L’Oreal S.A.	4,299	680,850

		$1,664,237

Consumer Services – 0.5%
Priceline Group, Inc. (a)	590	$683,562

Containers – 0.3%
Crown Holdings, Inc. (a)	9,553	$425,300

Electrical Equipment – 2.5%
Danaher Corp. (s)	23,269	$1,767,979
Siemens AG	7,004	834,835
W.W. Grainger, Inc.	2,327	585,590

		$3,188,404

Electronics – 2.8%
Altera Corp.	16,445	$588,402
MediaTek, Inc.	34,500	510,930
Mellanox Technologies Ltd. (a)	9,850	441,970
Microchip Technology, Inc.	13,945	658,622
NXP Semiconductors N.V. (a)	7,965	545,045
Taiwan Semiconductor Manufacturing Co. Ltd.	136,000	536,498
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	13,379	269,988

		$3,551,455

Energy – Independent – 3.9%
Anadarko Petroleum Corp.	9,926	$1,006,893
Cabot Oil & Gas Corp.	20,481	669,524
Cenovus Energy, Inc.	12,792	344,143
EOG Resources, Inc.	9,920	982,278
INPEX Corp.	28,300	399,825
Oil Search Ltd.	42,369	330,898
Pioneer Natural Resources Co.	2,592	510,546

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – continued
Whiting Petroleum Corp. (a)	7,737	$600,004

		$4,844,111

Energy – Integrated – 3.7%
BG Group PLC	42,205	$776,350
Exxon Mobil Corp. (s)	19,867	1,868,491
Royal Dutch Shell PLC, “A”	51,694	1,971,720

		$4,616,561

Engineering – Construction – 0.7%
Fluor Corp.	5,797	$387,182
JGC Corp.	19,000	518,678

		$905,860

Food & Beverages – 4.1%
Coca-Cola Co.	33,481	$1,428,299
Groupe Danone	14,189	947,259
M. Dias Branco S.A. Industria e Comercio de Alimentos	8,242	328,704
Mondelez International, Inc.	27,429	939,855
Nestle S.A.	15,902	1,166,407
Want Want China Holdings Ltd.	275,000	342,827

		$5,153,351

Food & Drug Stores – 1.1%
CVS Health Corp.	13,420	$1,068,098
Sundrug Co. Ltd.	8,300	368,931

		$1,437,029

Gaming & Lodging – 0.5%
Sands China Ltd.	112,800	$588,344

General Merchandise – 1.3%
Dollarama, Inc.	7,462	$632,966
Target Corp.	15,631	979,751

		$1,612,717

Insurance – 3.7%
AIA Group Ltd.	225,000	$1,163,416
American International Group, Inc.	19,305	1,042,856
Hiscox Ltd.	64,271	656,416
ING Groep N.V. (a)	44,536	633,471
MetLife, Inc.	20,182	1,084,177

		$4,580,336

Internet – 3.8%
eBay, Inc. (a)	5,973	$338,251
Facebook, Inc., “A” (a)	13,264	1,048,387
Google, Inc., “A” (a)	2,494	1,467,495
Google, Inc., “C” (a)	1,526	881,051
LinkedIn Corp., “A” (a)	3,414	709,395
Yelp, Inc. (a)	4,571	311,971

		$4,756,550

Machinery & Tools – 3.0%
Atlas Copco AB, “A”	23,819	$680,867
Eaton Corp. PLC	12,345	782,303
Joy Global, Inc.	13,637	743,762

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Machinery & Tools – continued
Roper Industries, Inc.	6,790	$993,309
Schindler Holding AG	3,737	505,784

		$3,706,025

Major Banks – 6.8%
BNP Paribas	9,845	$651,035
Goldman Sachs Group, Inc.	4,190	769,158
HSBC Holdings PLC	68,176	693,851
JPMorgan Chase & Co.	24,564	1,479,735
Morgan Stanley	22,074	763,098
Royal Bank of Scotland Group PLC (a)	89,895	536,590
Standard Chartered PLC	44,559	820,861
State Street Corp.	9,113	670,808
Sumitomo Mitsui Financial Group, Inc.	19,800	807,165
Wells Fargo & Co.	24,537	1,272,734

		$8,465,035

Medical Equipment – 4.6%
Abbott Laboratories	30,412	$1,264,835
Covidien PLC	6,965	602,542
DENTSPLY International, Inc.	16,371	746,518
Sonova Holding AG	4,187	668,185
Stryker Corp.	9,069	732,322
Terumo Corp.	26,600	637,624
Thermo Fisher Scientific, Inc.	9,547	1,161,870

		$5,813,896

Metals & Mining – 1.1%
Iluka Resources Ltd.	36,508	$251,242
Rio Tinto Ltd.	23,767	1,168,033

		$1,419,275

Natural Gas – Distribution – 1.4%
Centrica PLC	102,575	$510,081
China Resources Gas Group Ltd.	110,000	297,494
GDF SUEZ	23,362	584,300
Tokyo Gas Co. Ltd.	65,000	365,375

		$1,757,250

Natural Gas – Pipeline – 0.5%
Williams Cos., Inc.	11,781	$652,078

Oil Services – 1.3%
Cameron International Corp. (a)	7,811	$518,494
Schlumberger Ltd.	7,362	748,642
Technip	4,065	341,081

		$1,608,217

Other Banks & Diversified Financials – 8.3%
American Express Co.	9,890	$865,771
BB&T Corp.	14,189	527,973
DBS Group Holdings Ltd.	61,000	880,787
Discover Financial Services	10,349	666,372
Erste Group Bank AG	20,691	471,660
HDFC Bank Ltd., ADR	7,502	349,443
Housing Development Finance Corp. Ltd.	37,668	643,607
Julius Baer Group Ltd.	14,223	634,576

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – continued
Kasikornbank PLC, NVDR	113,100	$819,692
KBC Group N.V. (a)	13,072	690,072
Sberbank of Russia, ADR (a)	80,608	634,425
UBS AG	66,433	1,152,620
UniCredit S.p.A.	84,898	664,837
Visa, Inc., “A”	6,423	1,370,476

		$10,372,311

Pharmaceuticals – 5.7%
Actavis PLC (a)	5,946	$1,434,651
Bayer AG	8,647	1,211,205
Novartis AG	24,583	2,315,180
Santen Pharmaceutical Co. Ltd.	19,200	1,074,885
Valeant Pharmaceuticals International, Inc. (a)	8,035	1,054,192

		$7,090,113

Railroad & Shipping – 0.9%
Union Pacific Corp.	10,176	$1,103,282

Real Estate – 0.8%
Intu Properties PLC, REIT	96,595	$505,332
Mitsui Fudosan Co. Ltd.	18,000	551,365

		$1,056,697

Restaurants – 0.6%
McDonald’s Corp.	8,538	$809,488

Specialty Chemicals – 2.7%
Akzo Nobel N.V.	10,730	$730,978
JSR Corp.	40,100	699,442
LG Chemical Ltd.	2,384	577,221
Linde AG	4,217	810,394
W.R. Grace & Co. (a)	6,209	564,646

		$3,382,681

Specialty Stores – 1.2%
L Brands, Inc.	11,557	$774,088
Urban Outfitters, Inc. (a)	19,655	721,339

		$1,495,427

Telecommunications – Wireless – 2.3%
American Tower Corp., REIT	8,250	$772,448
KDDI Corp.	17,546	1,054,760

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telecommunications – Wireless – continued
Mobile TeleSystems OJSC (a)	46,661	$322,889
Philippine Long Distance Telephone Co.	4,835	333,771
Vodafone Group PLC	135,614	447,028

		$2,930,896

Telephone Services – 1.5%
BT Group PLC	45,029	$275,824
Hellenic Telecommunications Organization S.A. (a)	29,364	385,717
Royal KPN N.V. (a)	139,650	445,805
Telecom Italia S.p.A. – Savings Shares	383,433	339,824
Verizon Communications, Inc.	8,503	425,065

		$1,872,235

Tobacco – 0.9%
Japan Tobacco, Inc.	34,900	$1,135,065

Trucking – 0.4%
Yamato Holdings Co. Ltd.	24,300	$452,322

Utilities – Electric Power – 1.7%
CMS Energy Corp.	41,563	$1,232,759
Edison International	11,060	618,475
Energias do Brasil S.A.	69,583	284,273

		$2,135,507

Total Common Stocks		$124,008,462

Issuer/Expiration Date/Strike Price	Number of Contracts
PUT OPTIONS PURCHASED – 0.0%
Electronics – 0.0%
Intel Corp. – October 2014 @ $31	80	$800

Issuer	Shares/Par
MONEY MARKET FUNDS – 0.2%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	264,184	$264,184

Total Investments		$124,273,446

OTHER ASSETS, LESS LIABILITIES – 0.9%		1,147,039

NET ASSETS – 100.0%		$125,420,485

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions. At September 30, 2014, the fund had no short sales outstanding.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At September 30, 2014, the fund had cash collateral of $7,334 and other liquid securities with an aggregate value of $531,640 to cover any commitments for securities sold short and certain derivative contracts. At September 30, 2014, the fund had no short sales outstanding.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

4

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of September 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$71,743,854	$—	$—	$71,743,854
United Kingdom	2,866,371	6,366,287	—	9,232,658
Japan	8,747,580	—	—	8,747,580
Switzerland	—	6,442,752	—	6,442,752
France	—	5,389,716	—	5,389,716
Hong Kong	3,235,930	—	—	3,235,930
Germany	2,856,435	—	—	2,856,435
Netherlands	545,045	1,810,254	—	2,355,299
Canada	2,031,301	—	—	2,031,301
Other Countries	8,169,163	3,804,574	—	11,973,737
Mutual Funds	264,184	—	—	264,184
Total Investments	$100,459,863	$23,813,583	$—	$124,273,446

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $19,983,219 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $3,600,648 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$106,765,111
Gross unrealized appreciation	22,339,112
Gross unrealized depreciation	(4,830,777)
Net unrealized appreciation (depreciation)	$17,508,335

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	43	17,957,579	(17,693,438)	264,184

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$461	$264,184

5

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2014, are as follows:

United States	58.3%
United Kingdom	7.4%
Japan	7.0%
Switzerland	5.1%
France	4.3%
Hong Kong	2.6%
Germany	2.3%
Netherlands	1.9%
Canada	1.6%
Other Countries	9.5%

6

QUARTERLY REPORT

September 30, 2014

MFS® MONEY MARKET PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

CERTIFICATES OF DEPOSIT – 18.0%
Major Banks – 12.1%
Bank of Montreal/Chicago Branch, 0.16%, due 11/14/14	$5,248,000	$5,248,000
Bank of Montreal/Chicago Branch, 0.18%, due 12/05/14	12,862,000	12,862,000
Bank of Nova Scotia/Houston Branch, 0.17%, due 1/05/15	10,770,000	10,770,000
Toronto Dominion Holdings (USA), Inc., 0.075%, due 10/17/14	686,000	686,000
Toronto Dominion Holdings (USA), Inc., 0.135%, due 11/12/14	17,300,000	17,300,000
Wells Fargo & Co., 0.021%, due 12/03/14	7,857,000	7,857,000

		$54,723,000

Other Banks & Diversified Financials – 5.9%
Branch Banking & Trust Co., 0.1%, due 11/17/14	$5,060,000	$5,060,000
Branch Banking & Trust Co., 0.13%, due 11/24/14	3,815,000	3,815,000
Mizuho Corp. Bank (USA)/Chicago Branch, 0.22%, due 1/21/15	18,000,000	18,000,000

		$26,875,000

Total Certificates of Deposit, at Cost and Value		$81,598,000

COMMERCIAL PAPER (y) – 40.7%
Automotive – 8.0%
American Honda Finance Corp., 0.11%, due 10/08/14	$8,363,000	$8,362,821
American Honda Finance Corp., 0.08%, due 10/09/14	3,155,000	3,154,944
American Honda Finance Corp., 0.07%, due 10/22/14	4,150,000	4,149,831
American Honda Finance Corp., 0.14%, due 11/12/14	2,440,000	2,439,601
Toyota Motor Credit Corp., 0.12%, due 11/04/14	18,094,000	18,091,949

		$36,199,146

Computer Software – Systems – 4.0%
International Business Machines Corp., 0.08%, due 10/01/14 (t)	$16,983,000	$16,983,000
International Business Machines Corp., 0.1%, due 12/05/14 (t)	1,100,000	1,099,801

		$18,082,801

Consumer Products – 1.3%
Reckitt Benckiser Treasury Services PLC, 0.22%, due 12/04/14 (t)	$6,077,000	$6,074,623

Electronics – 3.1%
Emerson Electric Co., 0.1%, due 11/25/14 (t)	$1,000,000	$999,847
Emerson Electric Co., 0.09%, due 11/26/14 (t)	11,135,000	11,133,441

Issuer	Shares/Par	Value ($)

COMMERCIAL PAPER (y) – continued
Electronics – continued
Emerson Electric Co., 0.11%, due 12/18/14 (t)	$1,950,000	$1,949,535

		$14,082,823

Financial Institutions – 3.9%
General Electric Capital Corp., 0.13%, due 10/02/14	$15,653,000	$15,652,943
General Electric Capital Corp., 0.12%, due 10/20/14	2,099,000	2,098,867

		$17,751,810

Food & Beverages – 8.4%
Anheuser-Busch InBev Worldwide, Inc., 0.11%, due 10/22/14 (t)	$6,861,000	$6,860,560
Anheuser-Busch InBev Worldwide, Inc., 0.11%, due 10/28/14 (t)	10,875,000	10,874,103
Coca-Cola Co., 0.11%, due 10/07/14 (t)	2,457,000	2,456,955
Pepsico, Inc., 0.07%, due 10/06/14 (t)	10,542,000	10,541,898
Pepsico, Inc., 0.08%, due 11/04/14 (t)	7,475,000	7,474,435

		$38,207,951

Major Banks – 6.8%
ANZ National (International) Ltd., 0.16%, due 10/16/14 (t)	$5,000,000	$4,999,667
National Australia Funding (Delaware), Inc., 0.13%, due 10/24/14 (t)	7,802,000	7,801,352
Royal Bank of Canada, 0.06%, due 11/03/14	7,821,000	7,820,570
Wells Fargo & Co., 0.22%, due 2/17/15	10,000,000	9,991,506

		$30,613,095

Oils – 1.1%
Exxon Mobil Corp., 0.07%, due 10/17/14	$4,977,000	$4,976,845

Pharmaceuticals – 0.1%
Merck & Co., Inc., 0.07%, due 10/01/14 (t)	$500,000	$500,000

Retailers – 4.0%
Wal-Mart Stores, Inc., 0.08%, due 10/14/14 (t)	$17,000,000	$16,999,509
Wal-Mart Stores, Inc., 0.08%, due 10/30/14 (t)	1,110,000	1,109,928

		$18,109,437

Total Commercial Paper, at Amortized Cost and Value		$184,598,531

U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) – 35.9%
Fannie Mae, 0.085%, due 1/20/15	$2,550,000	$2,549,332
Fannie Mae, 0.085%, due 1/28/15	6,000,000	5,998,314
Fannie Mae, 0.09%, due 2/02/15	2,300,000	2,299,287
Federal Home Loan Bank, 0.045%, due 10/08/14	6,596,000	6,595,942
Federal Home Loan Bank, 0.01%, due 10/17/14	18,215,000	18,214,919

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) – continued
Federal Home Loan Bank, 0.06%, due 10/22/14	$1,348,000	$1,347,952
Federal Home Loan Bank, 0.06%, due 10/24/14	19,740,000	19,739,243
Federal Home Loan Bank, 0.01%, due 10/27/14	1,652,000	1,651,988
Federal Home Loan Bank, 0.08%, due 10/29/14	300,000	299,981
Federal Home Loan Bank, 0.065%, due 11/05/14	7,000,000	6,999,558
Federal Home Loan Bank, 0.06%, due 11/12/14	10,000,000	9,999,300
Federal Home Loan Bank, 0.065%, due 11/12/14	1,000,000	999,924
Federal Home Loan Bank, 0.07%, due 11/12/14	1,000,000	999,918
Federal Home Loan Bank, 0.065%, due 11/19/14	377,000	376,967
Federal Home Loan Bank, 0.025%, due 11/21/14	7,000,000	6,999,752
Federal Home Loan Bank, 0.02%, due 11/28/14	16,963,000	16,962,453
Federal Home Loan Bank, 0.065%, due 12/05/14	6,920,000	6,919,188
Freddie Mac, 0.06%, due 10/14/14	1,829,000	1,828,960
U.S. Treasury Bill, 0.035%, due 10/23/14	18,200,000	18,199,611
U.S. Treasury Bill, 0.03%, due 11/06/14	6,257,000	6,256,813
U.S. Treasury Bill, 0.025%, due 11/28/14	9,464,000	9,463,620
U.S. Treasury Bill, 0.012%, due 12/11/14	18,330,000	18,329,549

Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$163,032,571

Issuer	Shares/Par	Value ($)

FLOATING RATE DEMAND NOTES – 2.9%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 0.03%, due 10/01/14	$3,300,000	$3,300,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.03%, due 10/01/14	7,200,000	7,200,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.03%, due 10/01/14	2,600,000	2,600,000

Total Floating Rate Demand Notes, at Cost and Value		$13,100,000

REPURCHASE AGREEMENTS – 2.5%
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.00%, dated 9/30/14, due 10/01/14, total to be received $11,428,000 (secured by U.S. Treasury and Federal Agency obligations valued at $11,656,611 in a jointly traded account), at Cost and Value	$11,428,000	$11,428,000

Total Investments, at Amortized Cost and Value		$453,757,102

OTHER ASSETS, LESS LIABILITIES – (0.0)%		(95,304)

NET ASSETS – 100.0%		$453,661,798

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

The tax cost of investments for federal income tax purposes is $453,757,102.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund may be valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short term securities	$—	$453,757,102	$—	$453,757,102

For further information regarding security characteristics, see the Portfolio of Investments.

3

QUARTERLY REPORT

September 30, 2014

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.0%
Aerospace – 4.1%
Precision Castparts Corp.	23,466	$5,558,628
United Technologies Corp.	166,893	17,623,901

		$23,182,529

Alcoholic Beverages – 1.6%
Pernod Ricard S.A.	79,747	$9,013,494

Apparel Manufacturers – 4.4%
LVMH Moet Hennessy Louis Vuitton S.A.	72,487	$11,750,208
NIKE, Inc., “B”	76,339	6,809,439
VF Corp.	101,548	6,705,214

		$25,264,861

Automotive – 0.9%
Johnson Controls, Inc.	112,166	$4,935,304

Broadcasting – 9.0%
Discovery Communications, Inc., “A” (a)	94,923	$3,588,089
Discovery Communications, Inc., “C” (a)	94,923	3,538,729
Omnicom Group, Inc.	47,411	3,264,721
Time Warner, Inc.	194,486	14,627,292
Twenty-First Century Fox, Inc.	296,579	10,169,694
Viacom, Inc., “B”	32,450	2,496,703
Walt Disney Co.	156,342	13,919,128

		$51,604,356

Brokerage & Asset Managers – 4.1%
Charles Schwab Corp.	100,725	$2,960,308
CME Group, Inc.	98,439	7,870,690
Franklin Resources, Inc.	226,746	12,382,599

		$23,213,597

Business Services – 5.8%
Accenture PLC, “A”	282,181	$22,946,959
Cognizant Technology Solutions Corp., “A” (a)	114,200	5,112,734
Experian Group Ltd.	192,478	3,057,394
MSCI, Inc., “A” (a)	44,658	2,099,819

		$33,216,906

Chemicals – 1.4%
Monsanto Co.	72,192	$8,122,322

Computer Software – 2.7%
Oracle Corp.	401,331	$15,362,951

Computer Software – Systems – 4.1%
Apple, Inc.	49,544	$4,991,558
EMC Corp.	506,703	14,826,130
International Business Machines Corp.	18,694	3,548,682

		$23,366,370

Construction – 1.1%
Sherwin-Williams Co.	28,723	$6,290,050

Consumer Products – 6.2%
Church & Dwight Co., Inc.	51,602	$3,620,396
Colgate-Palmolive Co.	276,068	18,005,155

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Products – continued
Procter & Gamble Co.	164,483	$13,773,806

		$35,399,357

Electrical Equipment – 9.2%
Amphenol Corp., “A”	44,866	$4,480,319
Danaher Corp.	238,372	18,111,505
Mettler-Toledo International, Inc. (a)	36,826	9,432,243
Sensata Technologies Holding B.V. (a)	227,249	10,119,398
W.W. Grainger, Inc.	42,245	10,630,954

		$52,774,419

Electronics – 2.5%
Microchip Technology, Inc.	157,511	$7,439,245
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	337,945	6,819,730

		$14,258,975

Energy – Independent – 0.8%
Occidental Petroleum Corp.	48,400	$4,653,660

Food & Beverages – 4.3%
Groupe Danone	152,022	$10,149,008
Mead Johnson Nutrition Co., “A”	98,460	9,473,821
PepsiCo, Inc.	51,363	4,781,382

		$24,404,211

Food & Drug Stores – 2.5%
CVS Health Corp.	180,766	$14,387,166

Internet – 5.8%
eBay, Inc. (a)	77,691	$4,399,641
Google, Inc., “A” (a)	48,359	28,454,919

		$32,854,560

Medical & Health Technology & Services – 2.5%
Express Scripts Holding Co. (a)	169,118	$11,944,804
Patterson Cos., Inc.	62,024	2,569,654

		$14,514,458

Medical Equipment – 7.4%
Abbott Laboratories	242,539	$10,087,197
DENTSPLY International, Inc.	250,623	11,428,409
St. Jude Medical, Inc.	49,020	2,947,573
Thermo Fisher Scientific, Inc.	107,454	13,077,152
Waters Corp. (a)	49,468	4,903,268

		$42,443,599

Metals & Mining – 0.4%
Rio Tinto Ltd.	46,485	$2,284,513

Oil Services – 2.5%
Schlumberger Ltd.	140,950	$14,333,206

Other Banks & Diversified Financials – 4.7%
MasterCard, Inc., “A”	92,188	$6,814,537
Visa, Inc., “A”	93,551	19,960,977

		$26,775,514

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – 4.1%
Allergan, Inc.	17,389	$3,098,546
Johnson & Johnson	51,817	5,523,174
Zoetis, Inc.	392,871	14,516,583

		$23,138,303

Printing & Publishing – 0.9%
Equifax, Inc.	72,126	$5,390,697

Restaurants – 1.6%
McDonald’s Corp.	97,728	$9,265,592

Specialty Chemicals – 1.7%
Praxair, Inc.	74,873	$9,658,617

Specialty Stores – 1.6%
AutoZone, Inc. (a)	10,802	$5,505,347
Inditex	130,632	3,598,733

		$9,104,080

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Trucking – 1.1%
Expeditors International of Washington, Inc.	152,248	$6,178,224

Total Common Stocks		$565,391,891

MONEY MARKET FUNDS – 0.1%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	322,620	$322,620

Total Investments		$565,714,511

OTHER ASSETS, LESS LIABILITIES – 0.9%		5,336,916

NET ASSETS – 100.0%		$571,051,427

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$518,718,810	$—	$—	$518,718,810
France	—	30,912,711	—	30,912,711
Taiwan	6,819,730	—	—	6,819,730
United Kingdom	2,284,513	3,057,394	—	5,341,907
Spain	—	3,598,733	—	3,598,733
Mutual Funds	322,620	—	—	322,620
Total Investments	$528,145,673	$37,568,838	$—	$565,714,511

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $34,511,444 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the

3

Supplemental Information (unaudited) – continued

close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$426,518,833
Gross unrealized appreciation	141,585,375
Gross unrealized depreciation	(2,389,697)
Net unrealized appreciation (depreciation)	$139,195,678

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	139	73,492,090	(73,169,609)	322,620

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,011	$322,620

4

QUARTERLY REPORT

September 30, 2014

MFS® CORE EQUITY PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.1%
Aerospace – 3.0%
Honeywell International, Inc.	20,381	$1,897,878
Precision Castparts Corp.	5,102	1,208,561
United Technologies Corp.	16,211	1,711,881

		$4,818,320

Alcoholic Beverages – 0.2%
Constellation Brands, Inc., “A” (a)	3,608	$314,474

Apparel Manufacturers – 1.0%
NIKE, Inc., “B”	4,899	$436,990
PVH Corp.	7,550	914,682
VF Corp.	5,400	356,562

		$1,708,234

Automotive – 1.1%
Delphi Automotive PLC	21,541	$1,321,325
Johnson Controls, Inc.	11,431	502,964

		$1,824,289

Biotechnology – 1.9%
Alexion Pharmaceuticals, Inc. (a)	5,288	$876,856
Biogen Idec, Inc. (a)	4,016	1,328,533
Illumina, Inc. (a)	574	94,090
MiMedx Group, Inc. (a)(l)	23,763	169,430
Puma Biotechnology, Inc. (a)	2,415	576,147

		$3,045,056

Broadcasting – 2.3%
Time Warner, Inc.	14,739	$1,108,520
Twenty-First Century Fox, Inc.	55,660	1,908,581
Walt Disney Co.	8,066	718,116

		$3,735,217

Brokerage & Asset Managers – 1.5%
Affiliated Managers Group, Inc. (a)	1,310	$262,472
BlackRock, Inc.	1,464	480,660
Franklin Resources, Inc.	9,466	516,938
FXCM, Inc., “A”	23,223	368,085
NASDAQ OMX Group, Inc.	19,128	811,410

		$2,439,565

Business Services – 2.4%
Accenture PLC, “A”	7,142	$580,787
Bright Horizons Family Solutions, Inc. (a)	18,803	790,854
Fidelity National Information Services, Inc.	14,611	822,599
FleetCor Technologies, Inc. (a)	3,547	504,100
Forrester Research, Inc.	7,142	263,254
Gartner, Inc. (a)	7,760	570,127
Wex, Inc. (a)	2,997	330,629

		$3,862,350

Cable TV – 1.4%
Charter Communications, Inc., “A” (a)	4,192	$634,543
Comcast Corp., “Special A”	14,844	794,154

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Cable TV – continued
Time Warner Cable, Inc.	5,942	$852,618

		$2,281,315

Chemicals – 1.8%
Agrium, Inc.	5,197	$461,997
Celanese Corp.	11,773	688,956
E.I. du Pont de Nemours & Co.	13,704	983,399
Monsanto Co.	6,736	757,867

		$2,892,219

Computer Software – 3.6%
Adobe Systems, Inc. (a)	5,983	$413,964
Check Point Software Technologies Ltd. (a)	20,410	1,413,188
Citrix Systems, Inc. (a)	9,876	704,554
Oracle Corp.	27,006	1,033,790
Qlik Technologies, Inc. (a)	29,410	795,246
Salesforce.com, Inc. (a)	25,970	1,494,054

		$5,854,796

Computer Software – Systems – 5.0%
Apple, Inc. (s)	40,144	$4,044,508
EMC Corp.	63,942	1,870,943
Hewlett-Packard Co.	8,873	314,725
NCR Corp. (a)	16,784	560,753
SS&C Technologies Holdings, Inc. (a)	7,391	324,391
Vantiv, Inc., “A” (a)	35,594	1,099,855

		$8,215,175

Construction – 1.4%
Fortune Brands Home & Security, Inc.	15,753	$647,606
Pool Corp.	3,499	188,666
Sherwin-Williams Co.	6,853	1,500,738

		$2,337,010

Consumer Products – 2.3%
Colgate-Palmolive Co.	16,056	$1,047,172
Newell Rubbermaid, Inc.	20,050	689,921
Procter & Gamble Co.	23,417	1,960,940

		$3,698,033

Consumer Services – 1.4%
HomeAway, Inc. (a)	4,853	$172,282
Nord Anglia Education, Inc. (a)	23,420	398,140
Priceline Group, Inc. (a)	1,495	1,732,077

		$2,302,499

Containers – 0.4%
Crown Holdings, Inc. (a)	4,429	$197,179
Packaging Corp. of America	7,449	475,395

		$672,574

Electrical Equipment – 1.0%
Danaher Corp.	16,369	$1,243,717
Sensata Technologies Holding B.V. (a)	1,734	77,215

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – continued
W.W. Grainger, Inc.	945	$237,809

		$1,558,741

Electronics – 4.1%
Altera Corp.	52,065	$1,862,886
Avago Technologies Ltd.	11,621	1,011,027
Broadcom Corp., “A”	20,637	834,148
KLA-Tencor Corp.	7,366	580,293
Mellanox Technologies Ltd. (a)	11,573	519,281
Microchip Technology, Inc.	26,124	1,233,837
Rubicon Technology, Inc. (a)(l)	29,286	124,466
Texas Instruments, Inc.	6,656	317,425
Ultratech, Inc. (a)	11,183	254,413

		$6,737,776

Energy – Independent – 4.1%
Access Midstream Partners LP	6,087	$387,377
Anadarko Petroleum Corp.	7,094	719,615
Athlon Energy, Inc. (a)	5,026	292,664
Cabot Oil & Gas Corp.	4,717	154,199
Clayton Williams Energy, Inc. (a)	604	58,256
Concho Resources, Inc. (a)	2,090	262,065
CONSOL Energy, Inc.	3,135	118,691
EOG Resources, Inc.	4,344	430,143
Goodrich Petroleum Corp. (a)	7,721	114,425
Gulfport Energy Corp. (a)	3,145	167,943
Marathon Petroleum Corp.	13,921	1,178,691
Memorial Resource Development Corp. (a)	9,273	251,391
Noble Energy, Inc.	12,191	833,377
PDC Energy, Inc. (a)	3,485	175,261
Peabody Energy Corp.	3,337	41,312
Pioneer Natural Resources Co.	3,530	695,304
Rice Energy, Inc. (a)	9,144	243,230
Targa Resources Corp.	2,901	395,029
Whiting Petroleum Corp. (a)	2,862	221,948

		$6,740,921

Energy – Integrated – 3.5%
Chevron Corp.	20,468	$2,442,242
Hess Corp. (s)	33,805	3,188,488

		$5,630,730

Food & Beverages – 2.8%
Coca-Cola Co.	41,558	$1,772,864
Flowers Foods, Inc.	17,212	316,012
General Mills, Inc.	13,566	684,405
Mondelez International, Inc.	25,203	863,581
Pinnacle Foods, Inc.	13,822	451,288
WhiteWave Foods Co., “A” (a)	15,204	552,361

		$4,640,511

Food & Drug Stores – 1.0%
CVS Health Corp.	18,148	$1,444,399
Fairway Group Holdings Corp. (a)(l)	46,561	174,138

		$1,618,537

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Gaming & Lodging – 0.8%
Starwood Hotels & Resorts Worldwide, Inc.	3,900	$324,519
Wynn Resorts Ltd.	5,444	1,018,464

		$1,342,983

General Merchandise – 1.3%
Kohl’s Corp.	15,770	$962,443
Target Corp.	17,788	1,114,952

		$2,077,395

Health Maintenance Organizations – 0.9%
Aetna, Inc.	11,515	$932,715
UnitedHealth Group, Inc.	5,378	463,853

		$1,396,568

Insurance – 3.4%
American International Group, Inc.	46,069	$2,488,647
MetLife, Inc.	42,863	2,302,600
Safety Insurance Group, Inc.	12,797	689,886

		$5,481,133

Internet – 3.1%
Facebook, Inc., “A” (a)	16,560	$1,308,902
Google, Inc., “A” (a)	2,806	1,651,078
Google, Inc., “C” (a)	2,527	1,458,989
LinkedIn Corp., “A” (a)	3,379	702,122

		$5,121,091

Machinery & Tools – 2.7%
Colfax Corp. (a)	11,401	$649,515
Eaton Corp. PLC	15,491	981,665
IPG Photonics Corp. (a)	6,492	446,520
Joy Global, Inc.	10,174	554,890
Kennametal, Inc.	9,289	383,729
Roper Industries, Inc.	9,143	1,337,529

		$4,353,848

Major Banks – 4.3%
Bank of America Corp.	36,880	$628,804
Goldman Sachs Group, Inc.	4,045	742,541
JPMorgan Chase & Co. (s)	33,246	2,002,739
Morgan Stanley	22,087	763,548
State Street Corp.	10,622	781,885
Wells Fargo & Co.	39,155	2,030,970

		$6,950,487

Medical & Health Technology & Services – 1.0%
Cerner Corp. (a)	3,614	$215,286
Express Scripts Holding Co. (a)	15,838	1,118,638
Henry Schein, Inc. (a)	2,338	272,307

		$1,606,231

Medical Equipment – 4.1%
Abbott Laboratories	41,446	$1,723,739
AtriCure, Inc. (a)	10,805	159,050
Cooper Cos., Inc.	6,486	1,010,195
Covidien PLC	12,961	1,121,256
DexCom, Inc. (a)	2,445	97,776
GenMark Diagnostics, Inc. (a)	11,543	103,541

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – continued
Heartware International, Inc. (a)	2,627	$203,934
OraSure Technologies, Inc. (a)	9,481	68,453
Sirona Dental Systems, Inc. (a)	2,875	220,455
Stryker Corp.	15,930	1,286,348
TearLab Corp. (a)(l)	36,426	123,848
Thermo Fisher Scientific, Inc.	5,010	609,717

		$6,728,312

Metals & Mining – 0.4%
First Quantum Minerals Ltd.	15,809	$305,184
Lundin Mining Corp. (a)	66,686	329,277

		$634,461

Natural Gas – Pipeline – 0.4%
Williams Cos., Inc.	11,216	$620,806

Network & Telecom – 0.1%
Ixia (a)	22,529	$205,915

Oil Services – 1.6%
Cameron International Corp. (a)	6,150	$408,237
Halliburton Co.	17,516	1,129,957
Schlumberger Ltd.	9,912	1,007,951

		$2,546,145

Other Banks & Diversified Financials – 5.5%
American Express Co.	6,534	$571,986
BB&T Corp.	25,156	936,055
Citigroup, Inc.	34,531	1,789,396
Discover Financial Services	30,476	1,962,350
EuroDekania Ltd. (a)	100,530	45,711
PrivateBancorp, Inc.	24,012	718,199
Texas Capital Bancshares, Inc. (a)	11,866	684,431
Visa, Inc., “A”	10,406	2,220,328

		$8,928,456

Pharmaceuticals – 5.7%
AbbVie, Inc.	22,006	$1,271,067
Actavis PLC (a)	9,010	2,173,933
Bristol-Myers Squibb Co.	29,242	1,496,606
Endo International PLC (a)	12,158	830,878
Merck & Co., Inc.	15,567	922,812
Valeant Pharmaceuticals International, Inc. (a)	12,909	1,693,661
Zoetis, Inc.	23,946	884,805

		$9,273,762

Railroad & Shipping – 1.7%
Canadian Pacific Railway Ltd.	4,708	$976,769
Diana Shipping, Inc. (a)	22,912	204,833
Kansas City Southern Co.	2,516	304,939
Union Pacific Corp.	12,015	1,302,666

		$2,789,207

Real Estate – 3.0%
Equity Lifestyle Properties, Inc., REIT	20,932	$886,680
Gramercy Property Trust, Inc., REIT	55,569	320,077
Medical Properties Trust, Inc., REIT	68,488	839,663

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – continued
Mid-America Apartment Communities, Inc., REIT	16,882	$1,108,303
Tanger Factory Outlet Centers, Inc., REIT	23,411	766,008
Weyerhaeuser Co., REIT	29,709	946,529

		$4,867,260

Restaurants – 0.8%
McDonald’s Corp.	8,942	$847,791
YUM! Brands, Inc.	6,819	490,832

		$1,338,623

Specialty Chemicals – 1.1%
Albemarle Corp.	14,839	$874,017
Amira Nature Foods Ltd (a)	9,030	141,410
W.R. Grace & Co. (a)	8,936	812,640

		$1,828,067

Specialty Stores – 3.4%
AutoZone, Inc. (a)	1,237	$630,449
Bed Bath & Beyond, Inc. (a)	12,271	807,800
Burlington Stores, Inc. (a)	20,984	836,422
Children’s Place, Inc.	8,111	386,570
L Brands, Inc.	12,554	840,867
Ross Stores, Inc.	9,002	680,371
Sally Beauty Holdings, Inc. (a)	18,170	497,313
Urban Outfitters, Inc. (a)	21,387	784,903

		$5,464,695

Telecommunications – Wireless – 1.1%
American Tower Corp., REIT	19,044	$1,783,090

Telephone Services – 1.4%
Verizon Communications, Inc.	44,652	$2,232,153

Tobacco – 1.2%
Altria Group, Inc.	17,312	$795,313
Philip Morris International, Inc.	14,410	1,201,794

		$1,997,107

Trucking – 0.5%
Swift Transportation Co. (a)	38,892	$815,954

Utilities – Electric Power – 2.4%
American Electric Power Co., Inc.	11,206	$585,065
Calpine Corp. (a)	19,547	424,170
CMS Energy Corp.	20,007	593,408
Dominion Resources, Inc.	6,000	414,540
Edison International	9,183	513,513
Exelon Corp.	11,123	379,183
NextEra Energy, Inc.	3,307	310,461
NRG Energy, Inc.	11,071	337,444
Pattern Energy Group, Inc.	11,149	344,727

		$3,902,511

Total Common Stocks		$161,214,602

MONEY MARKET FUNDS – 0.1%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	151,701	$151,701

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COLLATERAL FOR SECURITIES LOANED – 0.1%
Navigator Securities Lending Prime Portfolio, 0.16%, at Net Asset Value (j)	130,332	$130,332

Total Investments		$161,496,635

SECURITIES SOLD SHORT – (0.2)%
Gaming & Lodging – (0.2)%
Marriott International, Inc., “A”	(4,888)	$(341,671)

OTHER ASSETS, LESS LIABILITIES – 1.0%		1,553,939

NET ASSETS – 100.0%		$162,708,903

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At September 30, 2014, the fund had cash collateral of $10,620 and other liquid securities with an aggregate value of $900,833 to cover any commitments for securities sold short.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

9/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$155,244,432	$—	$—	$155,244,432
Canada	3,766,887	—	—	3,766,887
Israel	1,413,188	—	—	1,413,188
Hong Kong	398,140	—	—	398,140
Greece	204,833	—	—	204,833
United Arab Emirates	141,411	—	—	141,411
Cayman Islands	—	—	45,711	45,711
Mutual Funds	282,033	—	—	282,033
Total Investments	$161,450,924	$—	$45,711	$161,496,635
Short Sales	$(341,671)	$—	$—	$(341,671)

5

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/13	$93,352
Change in unrealized appreciation (depreciation)	(46,788)
Partial liquidation proceeds	(853)
Balance as of 9/30/14	$45,711

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at September 30, 2014 is $(46,788).

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$126,929,120
Gross unrealized appreciation	37,741,247
Gross unrealized depreciation	(3,173,732)
Net unrealized appreciation (depreciation)	$34,567,515

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	966,711	22,412,000	(23,227,010)	151,701

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$761	$151,701

6

QUARTERLY REPORT

September 30, 2014

MFS® INTERNATIONAL VALUE PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 96.6%
Aerospace – 1.4%
Cobham PLC	3,479,690	$16,331,515

Alcoholic Beverages – 3.4%
Heineken N.V.	273,583	$20,432,072
Pernod Ricard S.A.	173,988	19,665,189

		$40,097,261

Automotive – 0.8%
USS Co. Ltd.	638,600	$9,782,065

Broadcasting – 1.1%
Fuji Television Network, Inc.	432,200	$6,427,337
Nippon Television Holdings, Inc.	442,800	6,758,579

		$13,185,916

Brokerage & Asset Managers – 1.8%
Computershare Ltd.	823,247	$8,764,856
Daiwa Securities Group, Inc.	761,000	6,029,021
IG Group Holdings PLC	674,168	6,497,454

		$21,291,331

Business Services – 8.7%
Amadeus IT Holding S.A.	567,465	$21,137,229
Brenntag AG	189,815	9,319,596
Bunzl PLC	862,060	22,397,567
Compass Group PLC	2,018,602	32,610,034
Nomura Research, Inc.	546,100	17,651,466

		$103,115,892

Chemicals – 1.4%
Givaudan S.A.	10,395	$16,563,906

Computer Software – 1.5%
Dassault Systems S.A.	115,265	$7,377,357
OBIC Co. Ltd.	280,000	10,007,750

		$17,385,107

Computer Software – Systems – 0.2%
Canon, Inc.	81,100	$2,640,233

Construction – 1.4%
Geberit AG	53,258	$17,156,368

Consumer Products – 8.7%
Henkel KGaA	247,052	$24,669,815
Kao Corp.	906,800	35,358,379
KOSE Corp.	159,300	6,768,525
Reckitt Benckiser Group PLC	429,472	37,172,890

		$103,969,609

Containers – 1.8%
Brambles Ltd.	2,561,481	$21,350,553

Electrical Equipment – 1.5%
Legrand S.A.	230,256	$11,942,604
Spectris PLC	190,867	5,570,259

		$17,512,863

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – 5.1%
Analog Devices, Inc.	171,065	$8,466,007
ASM International N.V.	88,007	3,193,107
Halma PLC	948,443	9,367,463
Hirose Electric Co. Ltd.	85,000	10,493,731
Infineon Technologies AG	657,857	6,807,618
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	810,498	16,355,850
Texas Instruments, Inc.	124,824	5,952,854

		$60,636,630

Energy – Independent – 0.7%
Cairn Energy PLC (a)	1,138,779	$3,238,745
INPEX Corp.	399,400	5,642,765

		$8,881,510

Energy – Integrated – 1.1%
Royal Dutch Shell PLC, “A”	327,706	$12,499,410

Food & Beverages – 7.7%
Groupe Danone	646,509	$43,161,024
ITO EN Ltd.	119,100	2,513,941
Nestle S.A.	542,967	39,826,465
Toyo Suisan Kaisha Ltd.	181,000	6,007,203

		$91,508,633

Food & Drug Stores – 0.5%
Lawson, Inc.	86,700	$6,063,269

Insurance – 6.6%
Amlin PLC	510,203	$3,585,845
Catlin Group Ltd.	520,236	4,399,004
Euler Hermes Group	36,278	3,871,870
Fairfax Financial Holdings Ltd.	33,399	14,964,315
Hiscox Ltd.	629,818	6,432,486
ING Groep N.V. (a)	835,426	11,882,923
Jardine Lloyd Thompson Group PLC	398,325	6,283,095
Sony Financial Holdings, Inc.	524,800	8,488,673
Zurich Insurance Group AG	61,234	18,208,536

		$78,116,747

Leisure & Toys – 0.5%
Sankyo Co. Ltd.	96,300	$3,450,732
Yamaha Corp.	234,600	3,065,255

		$6,515,987

Machinery & Tools – 1.6%
Glory Ltd.	168,600	$4,757,848
Neopost S.A.	152,350	11,197,254
Schindler Holding AG	26,961	3,649,034

		$19,604,136

Major Banks – 2.7%
Bank of Ireland (a)	13,119,846	$5,137,019
HSBC Holdings PLC	1,559,143	15,867,953
Sumitomo Mitsui Financial Group, Inc.	271,700	11,076,095

		$32,081,067

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical & Health Technology & Services – 0.7%
Kobayashi Pharmaceutical Co. Ltd.	140,000	$8,552,542

Medical Equipment – 1.1%
Nihon Kohden Corp.	131,600	$6,911,475
Terumo Corp.	258,300	6,191,661

		$13,103,136

Network & Telecom – 2.0%
Ericsson, Inc., “B”	1,885,256	$23,796,204

Other Banks & Diversified Financials – 4.1%
Chiba Bank Ltd.	574,000	$3,993,271
DnB NOR A.S.A.	870,958	16,288,424
Hachijuni Bank Ltd.	563,000	3,382,877
Joyo Bank Ltd.	811,000	3,993,070
Julius Baer Group Ltd.	117,957	5,262,793
Jyske Bank A.S. (a)	56,296	3,031,306
North Pacific Bank Ltd.	844,400	3,326,016
Sydbank A.S. (a)	110,382	3,358,260
UniCredit S.p.A.	731,028	5,724,690

		$48,360,707

Pharmaceuticals – 10.4%
Bayer AG	197,514	$27,666,240
GlaxoSmithKline PLC	1,249,367	28,595,511
Novartis AG	365,358	34,408,719
Roche Holding AG	78,587	23,269,774
Santen Pharmaceutical Co. Ltd.	178,900	10,015,464

		$123,955,708

Printing & Publishing – 0.2%
United Business Media Ltd.	292,744	$2,756,183

Real Estate – 4.5%
Deutsche Annington Immobilien SE	398,903	$11,535,165
Deutsche Wohnen AG	919,916	19,659,354
GAGFAH S.A. (a)	512,926	9,526,195
LEG Immobilien AG	107,263	7,433,710
TAG Immobilien AG	473,920	5,356,173

		$53,510,597

Specialty Chemicals – 2.8%
Sigma-Aldrich Corp.	156,230	$21,248,842
Symrise AG	231,143	12,287,005

		$33,535,847

Issuer	Shares/Par		Value ($)

COMMON STOCKS – continued
Specialty Stores – 0.6%
Esprit Holdings Ltd.		5,648,458	$7,303,492

Telecommunications – Wireless – 4.0%
KDDI Corp.		609,400	$36,633,455
Vodafone Group PLC		3,415,029	11,257,052

			$47,890,507

Telephone Services – 0.7%
TDC A.S.		1,162,764	$8,803,377

Tobacco – 3.6%
British American Tobacco PLC		368,859	$20,733,152
Japan Tobacco, Inc.		693,000	22,538,692

			$43,271,844

Trucking – 1.7%
Yamato Holdings Co. Ltd.		1,070,800	$19,931,964

Total Common Stocks			$1,151,062,116

Issuer/Expiration Date/Strike Price	Par Amount of Contracts
PUT OPTIONS PURCHASED – 0.0%
JPY Currency – October 2014 @ $111	JPY	3,439,078,196	$—
JPY Currency – July 2015 @ $116.5		3,439,078,196	251,053

Total Put Options Purchased			$251,053

CALL OPTIONS PURCHASED – 0.0%
EUR Currency – October 2014 @ JPY 144.20	EUR	6,194,648	$105
EUR Currency – December 2014 @ JPY 155.25		10,911,362	611
EUR Currency – September 2015 @ JPY 152.25		21,036,926	159,334

Total Call Options Purchased			$160,050

Issuer	Shares/Par
MONEY MARKET FUNDS – 4.1%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)		48,120,884	$48,120,884

Total Investments			$1,199,594,103

OTHER ASSETS, LESS LIABILITIES – (0.7)%			(7,837,580)

NET ASSETS – 100.0%			$1,191,756,523

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

JPY	Japanese Yen

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

3

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of September 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$288,453,357	$—	$—	$288,453,357
United Kingdom	51,823,070	193,772,547	—	245,595,617
Switzerland	—	158,345,595	—	158,345,595
Germany	86,236,736	48,024,134	—	134,260,870
France	15,069,124	82,146,174	—	97,215,298
United States	35,667,706	—	—	35,667,706
Netherlands	—	35,508,101	—	35,508,101
Australia	30,115,409	—	—	30,115,409
Sweden	—	23,796,204	—	23,796,204
Other Countries	43,760,673	58,343,286	—	102,103,959
Purchased Currency Options	—	411,103	—	411,103
Mutual Funds	48,120,884	—	—	48,120,884
Total Investments	$599,246,959	$600,347,144	$—	$1,199,594,103

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $550,215,505 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $8,764,856 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$999,328,691
Gross unrealized appreciation	222,708,450
Gross unrealized depreciation	(22,443,038)
Net unrealized appreciation (depreciation)	$200,265,412

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	40,151,730	143,941,421	(135,972,267)	48,120,884

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$29,663	$48,120,884

4

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2014, are as follows:

Japan	24.1%
United Kingdom	20.5%
Switzerland	13.2%
Germany	11.2%
France	8.1%
United States	6.7%
Netherlands	3.0%
Australia	2.5%
Sweden	2.0%
Other Countries	8.7%

5

QUARTERLY REPORT

September 30, 2014

MFS® RESEARCH INTERNATIONAL PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.9%
Alcoholic Beverages – 1.3%
Pernod Ricard S.A.	39,198	$4,430,398

Apparel Manufacturers – 2.1%
Global Brands Group Holding Ltd. (a)	4,334,000	$954,447
Li & Fung Ltd.	2,032,000	2,308,124
LVMH Moet Hennessy Louis Vuitton S.A.	24,388	3,953,317

		$7,215,888

Automotive – 4.8%
Autoliv, Inc.	33,561	$3,084,927
DENSO Corp.	123,500	5,692,204
Honda Motor Co. Ltd.	158,800	5,502,074
Kia Motors Corp.	44,235	2,251,049

		$16,530,254

Broadcasting – 1.4%
ProSiebenSat.1 Media AG	38,170	$1,519,290
WPP PLC	164,226	3,284,867

		$4,804,157

Brokerage & Asset Managers – 0.4%
Computershare Ltd.	130,220	$1,386,412

Business Services – 3.4%
Cognizant Technology Solutions Corp., “A” (a)	73,308	$3,281,999
Compass Group PLC	148,686	2,401,987
Experian Group Ltd.	137,388	2,182,323
Mitsubishi Corp.	100,000	2,047,869
Nomura Research, Inc.	52,900	1,709,875

		$11,624,053

Computer Software – 0.5%
Dassault Systems S.A.	28,549	$1,827,234

Conglomerates – 0.9%
Hutchison Whampoa Ltd.	241,000	$2,917,506

Consumer Products – 1.9%
L’Oreal S.A.	18,821	$2,980,756
Reckitt Benckiser Group PLC	42,407	3,670,532

		$6,651,288

Electrical Equipment – 3.6%
Legrand S.A.	20,522	$1,064,407
Schneider Electric S.A.	73,922	5,652,640
Siemens AG	47,450	5,655,759

		$12,372,806

Electronics – 2.7%
Infineon Technologies AG	164,424	$1,701,488
MediaTek, Inc.	287,000	4,250,349
Taiwan Semiconductor Manufacturing Co. Ltd.	818,804	3,230,049

		$9,181,886

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – 2.0%
Cairn Energy PLC (a)	163,294	$464,416
Cenovus Energy, Inc.	38,507	1,035,953
Galp Energia SGPS S.A., “B”	78,964	1,281,061
INPEX Corp.	125,900	1,778,729
Oil Search Ltd.	121,613	949,786
Reliance Industries Ltd.	80,231	1,228,537

		$6,738,482

Energy – Integrated – 4.4%
BG Group PLC	181,844	$3,344,971
Royal Dutch Shell PLC, “A”	306,195	11,678,934

		$15,023,905

Engineering – Construction – 0.8%
JGC Corp.	95,000	$2,593,390

Food & Beverages – 4.6%
Groupe Danone	80,060	$5,344,816
M. Dias Branco S.A. Industria e Comercio de Alimentos	42,639	1,700,508
Nestle S.A.	119,666	8,777,465

		$15,822,789

Food & Drug Stores – 0.5%
Sundrug Co. Ltd.	41,900	$1,862,434

Gaming & Lodging – 0.4%
Sands China Ltd.	282,400	$1,472,945

General Merchandise – 0.2%
Lojas Renner S.A.	23,909	$694,291

Health Maintenance Organizations – 0.2%
OdontoPrev S.A.	205,843	$748,444

Insurance – 6.1%
AIA Group Ltd.	1,011,800	$5,231,752
Hiscox Ltd.	136,722	1,396,378
ING Groep N.V. (a)	372,242	5,294,692
Prudential PLC	128,963	2,864,371
Sony Financial Holdings, Inc.	77,200	1,248,715
Zurich Insurance Group AG	16,139	4,799,091

		$20,834,999

Machinery & Tools – 3.3%
Atlas Copco AB, “A”	189,499	$5,416,838
Joy Global, Inc.	47,111	2,569,434
Schindler Holding AG	25,300	3,424,229

		$11,410,501

Major Banks – 9.9%
BNP Paribas	68,530	$4,531,782
HSBC Holdings PLC	787,589	8,015,573
Mitsubishi UFJ Financial Group, Inc.	621,000	3,511,686
Royal Bank of Scotland Group PLC (a)	655,615	3,913,415
Standard Chartered PLC	155,566	2,865,821

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – continued
Sumitomo Mitsui Financial Group, Inc.	117,500	$4,789,993
Westpac Banking Corp.	215,043	6,051,349

		$33,679,619

Medical Equipment – 1.1%
Sonova Holding AG	11,811	$1,884,865
Terumo Corp.	81,400	1,951,225

		$3,836,090

Metals & Mining – 3.0%
Gerdau S.A., ADR	225,515	$1,082,472
Iluka Resources Ltd.	310,841	2,139,153
Rio Tinto Ltd.	141,776	6,967,605

		$10,189,230

Natural Gas – Distribution – 2.9%
Centrica PLC	391,782	$1,948,240
China Resources Gas Group Ltd.	582,000	1,574,016
GDF SUEZ	139,669	3,493,221
Tokyo Gas Co. Ltd.	489,000	2,748,744

		$9,764,221

Natural Gas – Pipeline – 0.4%
APA Group	216,314	$1,409,090

Network & Telecom – 1.1%
Ericsson, Inc., “B”	285,164	$3,599,416

Oil Services – 0.5%
Technip	21,030	$1,764,559

Other Banks & Diversified Financials – 7.3%
Aeon Credit Service Co. Ltd.	69,900	$1,495,831
DBS Group Holdings Ltd.	239,000	3,450,952
Erste Group Bank AG	79,081	1,802,684
HDFC Bank Ltd., ADR	28,993	1,350,494
Julius Baer Group Ltd.	58,306	2,601,392
Kasikornbank PLC, NVDR	206,400	1,495,883
KBC Group N.V. (a)	71,328	3,765,409
Sberbank of Russia, ADR (a)	135,062	1,063,005
UBS AG	331,750	5,755,901
UniCredit S.p.A.	269,397	2,109,651

		$24,891,202

Pharmaceuticals – 9.8%
Bayer AG	47,950	$6,716,467
GlaxoSmithKline PLC	255,049	5,837,561
Novartis AG	135,142	12,727,416
Roche Holding AG	11,155	3,303,019
Santen Pharmaceutical Co. Ltd.	90,100	5,044,121

		$33,628,584

Printing & Publishing – 0.8%
Reed Elsevier N.V.	118,689	$2,689,431

Real Estate – 1.6%
Deutsche Wohnen AG	67,257	$1,437,337
Intu Properties PLC, REIT	276,582	1,446,925

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – continued
Mitsui Fudosan Co. Ltd.	82,000	$2,511,776

		$5,396,038

Restaurants – 1.8%
Whitbread PLC	58,157	$3,916,442
YUM! Brands, Inc.	28,820	2,074,464

		$5,990,906

Specialty Chemicals – 4.6%
Akzo Nobel N.V.	73,953	$5,038,027
JSR Corp.	186,000	3,244,295
Linde AG	28,321	5,442,535
Symrise AG	34,787	1,849,193

		$15,574,050

Specialty Stores – 0.5%
Esprit Holdings Ltd.	611,400	$790,544
Ryohin Keikaku Co. Ltd.	7,200	858,026

		$1,648,570

Telecommunications – Wireless – 3.5%
KDDI Corp.	111,100	$6,678,662
Mobile TeleSystems OJSC (a)	140,803	974,341
Philippine Long Distance Telephone Co.	14,580	1,006,492
Vodafone Group PLC	1,038,749	3,424,056

		$12,083,551

Telephone Services – 1.8%
BT Group PLC	244,169	$1,495,649
Hellenic Telecommunications Organization S.A. (a)	80,656	1,059,475
Royal KPN N.V. (a)	452,488	1,444,479
Telecom Italia S.p.A. – Savings Shares	1,458,420	1,292,550
Telefonica Brasil S.A., ADR	39,212	771,692

		$6,063,845

Tobacco – 1.2%
Japan Tobacco, Inc.	122,800	$3,993,869

Trucking – 1.1%
Yamato Holdings Co. Ltd.	205,800	$3,830,779

Utilities – Electric Power – 0.5%
Canadian Utilities Ltd.	49,524	$1,729,880

Total Common Stocks		$337,906,992

MONEY MARKET FUNDS – 1.2%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	4,033,517	$4,033,517

Total Investments		$341,940,509

OTHER ASSETS, LESS LIABILITIES – (0.1)%		(472,318)

NET ASSETS – 100.0%		$341,468,191

2

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$20,042,752	$51,077,314	$—	$71,120,066
Japan	63,094,297	—	—	63,094,297
Switzerland	—	43,273,378	—	43,273,378
France	—	35,043,130	—	35,043,130
Germany	20,953,586	3,368,483	—	24,322,069
Netherlands	—	14,466,629	—	14,466,629
Hong Kong	13,675,318	—	—	13,675,318
Australia	11,935,790	—	—	11,935,790
United States	11,010,824	—	—	11,010,824
Other Countries	28,660,536	21,304,955	—	49,965,491
Mutual Funds	4,033,517	—	—	4,033,517
Total Investments	$173,406,620	$168,533,889	$—	$341,940,509

4

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $150,828,113 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $19,368,090 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$323,340,121
Gross unrealized appreciation	34,753,004
Gross unrealized depreciation	(16,152,616)
Net unrealized appreciation (depreciation)	$18,600,388

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,847,504	36,421,168	(34,235,155)	4,033,517

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,181	$4,033,517

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2014, are as follows:

United Kingdom	20.8%
Japan	18.5%
Switzerland	12.7%
France	10.3%
Germany	7.1%
United States	4.3%
Netherlands	4.2%
Hong Kong	4.0%
Australia	3.5%
Other Countries	14.6%

5

QUARTERLY REPORT

September 30, 2014

MFS® GLOBAL GROWTH PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.3%
Aerospace – 3.5%
Precision Castparts Corp.	1,363	$322,867
Rolls-Royce Holdings PLC	42,353	656,488
United Technologies Corp.	9,525	1,005,840

		$1,985,195

Alcoholic Beverages – 4.8%
AmBev S.A., ADR	64,368	$421,610
Carlsberg A.S., “B”	6,164	546,826
Diageo PLC	21,740	628,590
Pernod Ricard S.A.	10,201	1,152,980

		$2,750,006

Apparel Manufacturers – 6.3%
Burberry Group PLC	31,777	$775,142
Compagnie Financiere Richemont S.A.	3,623	296,896
Li & Fung Ltd.	359,600	408,465
LVMH Moet Hennessy Louis Vuitton S.A.	7,696	1,247,529
NIKE, Inc., “B”	4,783	426,644
VF Corp.	7,112	469,605

		$3,624,281

Automotive – 0.5%
Johnson Controls, Inc.	6,476	$284,944

Broadcasting – 6.2%
Discovery Communications, Inc., “A” (a)	6,228	$235,418
Discovery Communications, Inc., “C” (a)	6,228	232,180
Publicis Groupe S.A.	4,157	285,063
Time Warner, Inc.	12,867	967,727
Twenty-First Century Fox, Inc.	19,981	685,148
Viacom, Inc., “B”	3,549	273,060
Walt Disney Co.	9,414	838,128

		$3,516,724

Brokerage & Asset Managers – 2.9%
BM&F Bovespa S.A.	84,814	$387,731
CME Group, Inc.	5,811	464,619
Franklin Resources, Inc.	14,934	815,546

		$1,667,896

Business Services – 8.5%
Accenture PLC, “A”	17,232	$1,401,306
Brenntag AG	8,785	431,329
Cognizant Technology Solutions Corp., “A” (a)	11,763	526,630
Compass Group PLC	75,740	1,223,562
Experian Group Ltd.	43,992	698,786
Intertek Group PLC	13,103	554,882

		$4,836,495

Chemicals – 0.9%
Monsanto Co.	4,584	$515,746

Computer Software – 2.1%
Dassault Systems S.A.	7,409	$474,201

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – continued
Oracle Corp.	19,038	$728,775

		$1,202,976

Computer Software – Systems – 2.1%
Apple, Inc.	3,275	$329,956
EMC Corp.	28,978	847,896

		$1,177,852

Construction – 0.7%
Sherwin-Williams Co.	1,926	$421,775

Consumer Products – 5.1%
Colgate-Palmolive Co.	15,984	$1,042,476
L’Oreal S.A.	3,367	533,245
Procter & Gamble Co.	7,210	603,765
Reckitt Benckiser Group PLC	8,525	737,880

		$2,917,366

Electrical Equipment – 6.9%
Amphenol Corp., “A”	3,700	$369,482
Danaher Corp.	12,876	978,318
Legrand S.A.	4,929	255,651
Mettler-Toledo International, Inc. (a)	2,581	661,072
Schneider Electric S.A.	3,323	254,102
Sensata Technologies Holding B.V. (a)	13,799	614,469
W.W. Grainger, Inc.	3,094	778,605

		$3,911,699

Electronics – 3.0%
Microchip Technology, Inc.	8,913	$420,961
Samsung Electronics Co. Ltd.	276	309,674
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	49,463	998,163

		$1,728,798

Energy – Independent – 1.0%
Occidental Petroleum Corp.	5,886	$565,939

Energy – Integrated – 0.5%
BG Group PLC	16,458	$302,740

Food & Beverages – 7.6%
Chr. Hansen Holding A.S.	8,389	$324,255
Groupe Danone	17,758	1,185,526
M. Dias Branco S.A. Industria e Comercio de Alimentos	10,738	428,248
Mead Johnson Nutrition Co., “A”	6,606	635,629
Nestle S.A.	14,703	1,078,461
PepsiCo, Inc.	3,529	328,515
Want Want China Holdings Ltd.	303,000	377,733

		$4,358,367

Food & Drug Stores – 2.4%
CVS Health Corp.	11,545	$918,867
Jeronimo Martins SGPS S.A.	15,013	164,781

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Food & Drug Stores – continued
Sundrug Co. Ltd.	6,500	$288,922

		$1,372,570

General Merchandise – 1.2%
Dollarama, Inc.	4,306	$365,257
Lojas Renner S.A.	10,651	309,293

		$674,550

Internet – 3.3%
Google, Inc., “A” (a)	2,614	$1,538,104
NAVER Corp.	461	352,549

		$1,890,653

Machinery & Tools – 0.8%
Schindler Holding AG	3,530	$477,768

Major Banks – 0.8%
Standard Chartered PLC	25,965	$478,325

Medical & Health Technology & Services – 1.3%
Express Scripts Holding Co. (a)	10,423	$736,176

Medical Equipment – 5.0%
Abbott Laboratories	16,176	$672,760
DENTSPLY International, Inc.	16,464	750,758
Sonova Holding AG	2,693	429,764
Thermo Fisher Scientific, Inc.	5,705	694,299
Waters Corp. (a)	3,002	297,558

		$2,845,139

Metals & Mining – 1.0%
Rio Tinto Ltd.	12,068	$593,084

Oil Services – 2.1%
Schlumberger Ltd.	11,597	$1,179,299

Other Banks & Diversified Financials – 6.9%
Credicorp Ltd.	4,207	$645,312
HDFC Bank Ltd.	45,739	646,278
Itau Unibanco Holding S.A., ADR	22,194	308,053
Julius Baer Group Ltd.	13,314	594,020
MasterCard, Inc., “A”	4,853	358,734
Sberbank of Russia, ADR (a)	38,742	304,919
Visa, Inc., “A”	4,999	1,066,637

		$3,923,953

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – 3.6%
Bayer AG	5,348	$749,107
Johnson & Johnson	2,748	292,909
Zoetis, Inc.	27,018	998,315

		$2,040,331

Printing & Publishing – 0.8%
Equifax, Inc.	5,855	$437,603

Railroad & Shipping – 0.4%
Kuehne & Nagel, Inc. AG	1,948	$245,757

Restaurants – 1.9%
McDonald’s Corp.	6,107	$579,005
Whitbread PLC	7,110	478,806

		$1,057,811

Specialty Chemicals – 3.2%
Croda International PLC	10,459	$346,821
Linde AG	3,273	628,983
Praxair, Inc.	4,296	554,184
Symrise AG	5,727	304,434

		$1,834,422

Specialty Stores – 1.5%
AutoZone, Inc. (a)	791	$403,141
Inditex	16,720	460,613

		$863,754

Trucking – 0.5%
Expeditors International of Washington, Inc.	7,218	$292,906

Total Common Stocks		$56,712,900

MONEY MARKET FUNDS – 0.7%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	390,195	$390,195

Total Investments		$57,103,095

OTHER ASSETS, LESS LIABILITIES – 0.0%		6,421

NET ASSETS – 100.0%		$57,109,516

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$30,564,297	$—	$—	$30,564,297
United Kingdom	2,295,451	5,179,654	—	7,475,105
France	—	5,388,297	—	5,388,297
Switzerland	—	3,122,665	—	3,122,665
Germany	1,378,089	735,762	—	2,113,851
Brazil	1,854,935	—	—	1,854,935
Taiwan	998,163	—	—	998,163
Denmark	324,255	546,826	—	871,081
South Korea	662,223	—	—	662,223
Other Countries	2,731,969	930,314	—	3,662,283
Mutual Funds	390,195	—	—	390,195
Total Investments	$41,199,577	$15,903,518	$—	$57,103,095

3

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $14,823,447 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $732,721 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$46,574,655
Gross unrealized appreciation	11,905,527
Gross unrealized depreciation	(1,377,087)
Net unrealized appreciation (depreciation)	$10,528,440

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	26	7,679,750	(7,289,581)	390,195

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$233	$390,195

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2014, are as follows:

United States	54.2%
United Kingdom	13.1%
France	9.4%
Switzerland	5.5%
Germany	3.7%
Brazil	3.2%
Taiwan	1.7%
Denmark	1.5%
South Korea	1.2%
Other Countries	6.5%

4

QUARTERLY REPORT

September 30, 2014

MFS® EMERGING MARKETS EQUITY PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 100.1%
Airlines – 0.4%
Copa Holdings S.A., “A”	3,037	$325,840

Alcoholic Beverages – 3.0%
AmBev S.A., ADR	129,794	$850,151
SABMiller PLC	24,550	1,364,318

		$2,214,469

Apparel Manufacturers – 4.3%
Belle International Holdings Ltd.	589,000	$662,211
Global Brands Group Holding Ltd. (a)	2,924,000	643,933
Li & Fung Ltd.	774,000	879,177
Stella International Holdings	383,000	993,896

		$3,179,217

Automotive – 4.4%
Guangzhou Automobile Group Co. Ltd., “H”	1,276,000	$1,234,120
Kia Motors Corp.	39,464	2,008,260

		$3,242,380

Brokerage & Asset Managers – 1.4%
BM&F Bovespa S.A.	149,544	$683,647
Bolsa Mexicana de Valores S.A. de C.V.	151,536	326,868
Turkiye Sinai Kalkinma Bankasi A.S.	22,986	19,386

		$1,029,901

Business Services – 2.8%
Cognizant Technology Solutions Corp., “A” (a)	46,105	$2,064,121

Cable TV – 4.2%
Astro Malaysia Holdings Berhad	898,900	$917,944
Naspers Ltd.	20,388	2,242,353

		$3,160,297

Computer Software – Systems – 0.5%
Hon Hai Precision Industry Co. Ltd.	111,010	$350,333

Conglomerates – 1.0%
First Pacific Co. Ltd.	683,400	$712,017

Construction – 2.1%
Cemex S.A.B. de C.V., ADR (a)	33,489	$436,697
Techtronic Industries Co. Ltd.	379,500	1,097,223

		$1,533,920

Consumer Products – 2.3%
Dabur India Ltd.	269,008	$967,619
Kimberly-Clark de Mexico S.A. de C.V., “A”	81,098	191,416
LG Household & Health Care Ltd.	1,089	523,215

		$1,682,250

Consumer Services – 1.8%
Abril Educacao S.A. (a)	54,255	$287,040
Estacio Participacoes S.A.	49,235	511,710
Kroton Educacional S.A.	40,128	252,137
Localiza Rent a Car S.A.	19,543	283,355

		$1,334,242

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Containers – 0.3%
Klabin S.A., IEU	52,391	$253,420

Electronics – 10.9%
MediaTek, Inc.	122,000	$1,806,769
Samsung Electronics Co. Ltd.	1,488	1,669,549
Seoul Semiconductor Co. Ltd.	12,306	279,298
Siliconware Precision Industries Co. Ltd.	598,000	820,740
Taiwan Semiconductor Manufacturing Co. Ltd.	904,258	3,567,151

		$8,143,507

Energy – Independent – 4.1%
China Shenhua Energy Co. Ltd.	380,000	$1,059,518
Gran Tierra Energy, Inc. (a)	113,270	626,047
INPEX Corp.	57,700	815,192
Reliance Industries Ltd.	33,824	517,930

		$3,018,687

Energy – Integrated – 2.4%
NovaTek OAO, GDR	8,592	$895,286
Petroleo Brasileiro S.A., ADR	62,901	892,565

		$1,787,851

Engineering – Construction – 0.9%
Mills Estruturas e Servicos de Engenharia S.A.	52,888	$386,761
Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	18,226	250,541

		$637,302

Food & Beverages – 2.7%
Arca Continental S.A.B de C.V.	35,776	$245,308
AVI Ltd.	20,936	129,571
BRF S.A.	11,791	280,547
Grupo Lala S.A.B. de C.V.	110,796	270,174
M. Dias Branco S.A. Industria e Comercio de Alimentos	11,098	442,605
Want Want China Holdings Ltd.	523,000	651,995

		$2,020,200

Food & Drug Stores – 3.6%
Dairy Farm International Holdings Ltd.	44,100	$420,273
E-Mart Co. Ltd.	3,592	784,606
Magnit OJSC (a)	4,000	1,002,121
Wumart Stores, Inc., “H”	474,000	443,182

		$2,650,182

Gaming & Lodging – 1.4%
Minor International PLC	925,030	$1,055,547

General Merchandise – 1.9%
PT Mitra Adiperkasa Tbk	301,500	$136,089
S.A.C.I. Falabella	46,148	347,552
Woolworths Ltd.	154,336	956,294

		$1,439,935

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Health Maintenance Organizations – 0.8%
OdontoPrev S.A.	104,988	$381,736
Qualicorp S.A. (a)	23,393	231,469

		$613,205

Insurance – 2.9%
Brasil Insurance Participacoes e Administracao S.A.	100,457	$328,324
Cathay Financial Holding Co. Ltd.	550,900	897,355
China Pacific Insurance Co. Ltd.	274,800	966,154

		$2,191,833

Internet – 2.0%
51job, Inc., ADR (a)	15,781	$472,325
NAVER Corp.	1,313	1,004,114

		$1,476,439

Machinery & Tools – 1.3%
Glory Ltd.	18,700	$527,709
Haitian International Holdings Ltd.	45,000	102,230
TK Corp. (a)	21,745	320,431

		$950,370

Major Banks – 1.6%
Banco do Brasil S.A.	26,051	$269,264
Standard Chartered PLC	50,043	941,587

		$1,210,851

Medical Equipment – 0.5%
Top Glove Corp.	253,500	$382,510

Metals & Mining – 2.3%
Gerdau S.A., ADR	62,234	$298,723
Grupo Mexico S.A.B. de C.V., “B”	105,276	352,501
Iluka Resources Ltd.	50,521	347,677
Vale S.A., ADR	67,693	745,300

		$1,744,201

Oil Services – 1.3%
Lamprell PLC (a)	232,456	$615,201
TMK OAO, GDR	40,037	364,337

		$979,538

Other Banks & Diversified Financials – 17.4%
Banco De Oro Unibank, Inc.	529,330	$1,156,500
Bancolombia S.A., ADR	5,586	316,838
China Construction Bank	1,786,670	1,251,729
Credicorp Ltd.	5,091	780,908
E.Sun Financial Holding Co. Ltd.	1,639,190	994,200
Gentera S.A.B. de C.V.	117,880	252,164
Grupo Financiero Banorte S.A. de C.V.	56,128	358,487
Housing Development Finance Corp. Ltd.	102,143	1,745,246
Itau Unibanco Holding S.A., ADR	26,679	370,305
Kasikornbank Co. Ltd.	60,000	432,999
Kasikornbank PLC, NVDR	265,000	1,920,586
Komercni Banka A.S.	3,400	808,998
Kotak Mahindra Bank Ltd.	72,658	1,191,869
Sberbank of Russia (a)	469,157	894,806
Turkiye Garanti Bankasi A.S.	143,916	505,734

		$12,981,369

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – 0.6%
Genomma Lab Internacional S.A., “B” (a)	187,619	$450,800

Railroad & Shipping – 1.4%
CCR S.A.	13,195	$90,455
Diana Shipping, Inc. (a)	63,393	566,733
Pacific Basin Shipping Ltd.	658,360	356,106

		$1,013,294

Real Estate – 3.0%
Concentradora Fibra Danhos S.A. de C.V., REIT	145,446	$392,029
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT	251,674	440,928
Emaar Malls Group PJSC (a)	104,340	82,382
Hang Lung Properties Ltd.	239,000	680,232
Iguatemi Empresa de Shopping Centers S.A.	19,724	199,919
Macquarie Mexico Real Estate S.A. de C.V., REIT	31,808	56,011
Prologis Property Mexico S.A. de C.V., REIT	168,560	354,427

		$2,205,928

Restaurants – 0.5%
Ajisen China Holdings Ltd.	448,000	$353,676

Specialty Chemicals – 0.7%
LG Chemical Ltd.	2,225	$538,723

Telecommunications – Wireless – 3.8%
America Movil S.A.B. de C.V., “L”, ADR	21,928	$552,586
China Mobile Ltd.	81,000	936,238
Mobile TeleSystems OJSC, ADR	24,135	360,577
MTN Group Ltd.	47,560	1,002,306

		$2,851,707

Telephone Services – 1.9%
Hellenic Telecommunications Organization S.A. (a)	26,625	$349,739
PT XL Axiata Tbk	1,163,500	592,015
Telekomunikacja Polska S.A.	129,222	454,739

		$1,396,493

Tobacco – 0.4%
ITC Ltd.	55,829	$334,648

Utilities – Electric Power – 1.3%
Alupar Investimento S.A., IEU	35,692	$252,990
CESC Ltd.	60,407	733,618

		$986,608

Total Common Stocks		$74,497,811

MONEY MARKET FUNDS – 1.2%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	909,330	$909,330

Total Investments		$75,407,141

OTHER ASSETS, LESS LIABILITIES – (1.3)%		(995,831)

NET ASSETS – 100.0%		$74,411,310

2

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

IEU	International Equity Unit

NVDR	Non-Voting Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies may be valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Taiwan	$8,436,548	$—	$—	$8,436,548
Brazil	8,292,423	—	—	8,292,423
China	8,133,378	—	—	8,133,378
South Korea	7,128,197	—	—	7,128,197
Hong Kong	5,782,857	—	—	5,782,857
India	5,490,931	—	—	5,490,931
Mexico	4,930,936	—	—	4,930,936
South Africa	956,294	3,374,230	—	4,330,524
Russia	1,620,200	1,896,927	—	3,517,127
Other Countries	17,316,961	1,137,929	—	18,454,890
Mutual Funds	909,330	—	—	909,330
Total Investments	$68,998,055	$6,409,086	$—	$75,407,141

4

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $3,244,659 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $9,544,070 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$66,034,815
Gross unrealized appreciation	13,744,801
Gross unrealized depreciation	(4,372,475)
Net unrealized appreciation (depreciation)	$9,372,326
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	165,075	19,395,107	(18,650,852)	909,330

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$529	$909,330

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2014, are as follows:

Taiwan	11.3%
Brazil	11.1%
China	10.9%
South Korea	9.5%
Hong Kong	7.7%
India	7.3%
Mexico	6.6%
South Africa	5.8%
Russia	4.7%
Other Countries	25.1%

5

QUARTERLY REPORT

September 30, 2014

MFS® TECHNOLOGY PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 96.4%
Broadcasting – 6.2%
Discovery Communications, Inc., “C” (a)	27,498	$1,025,124
Time Warner, Inc.	23,344	1,755,701
Twenty-First Century Fox, Inc.	57,916	1,985,940
Walt Disney Co.	7,687	684,374

		$5,451,139

Brokerage & Asset Managers – 0.7%
Intercontinental Exchange, Inc.	3,122	$608,946

Business Services – 6.9%
Accenture PLC, “A”	6,628	$538,989
Cognizant Technology Solutions Corp., “A” (a)	23,200	1,038,664
Concur Technologies, Inc. (a)	5,916	750,267
Fidelity National Information Services, Inc.	17,813	1,002,872
FleetCor Technologies, Inc. (a)	6,937	985,886
Gartner, Inc. (a)	8,268	607,450
IHS, Inc., “A” (a)	5,341	668,640
Wex, Inc. (a)	4,507	497,212

		$6,089,980

Cable TV – 0.9%
Time Warner Cable, Inc.	5,342	$766,524

Computer Software – 11.2%
Adobe Systems, Inc. (a)	4,517	$312,531
Citrix Systems, Inc. (a)	5,661	403,856
Dassault Systems S.A.	4,407	282,063
Microsoft Corp.	20,101	931,882
Oracle Corp.	107,441	4,112,841
Qlik Technologies, Inc. (a)	22,844	617,702
Red Hat, Inc. (a)	7,971	447,572
Salesforce.com, Inc. (a)	44,496	2,559,855
VMware, Inc., “A” (a)	1,835	172,196

		$9,840,498

Computer Software – Systems – 18.2%
Apple, Inc. (s)	47,921	$4,828,041
Benefitfocus, Inc. (a)	5,390	145,207
CDW Corp.	17,219	534,650
Cyberark Software Ltd./Israel (a)	7,675	245,677
EMC Corp.	131,832	3,857,404
Guidewire Software, Inc. (a)	10,668	473,019
Hewlett-Packard Co. (s)	114,799	4,071,921
Ingram Micro, Inc., “A” (a)	18,817	485,667
Qualys, Inc. (a)	12,903	343,220
SS&C Technologies Holdings, Inc. (a)	10,765	472,476
Vantiv, Inc., “A” (a)	17,177	530,769

		$15,988,051

Consumer Services – 3.4%
Priceline Group, Inc. (a)	2,572	$2,979,868

Electrical Equipment – 2.3%
Amphenol Corp., “A”	10,550	$1,053,523

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – continued
TE Connectivity Ltd.	18,233	$1,008,103

		$2,061,626

Electronics – 8.0%
Altera Corp.	57,063	$2,041,714
Broadcom Corp., “A”	34,086	1,377,756
JDS Uniphase Corp. (a)	98,081	1,255,437
Mellanox Technologies Ltd. (a)	10,336	463,776
Microchip Technology, Inc.	39,779	1,878,762

		$7,017,445

Entertainment – 0.5%
AMC Networks, Inc., “A” (a)	7,270	$424,713

Internet – 23.2%
Alibaba Group Holding Ltd., ADR (a)	3,032	$269,393
ChannelAdvisor Corp. (a)	5,405	88,642
eBay, Inc. (a)	29,376	1,663,563
Facebook, Inc., “A” (a)	53,019	4,190,622
Google, Inc., “A” (a)(s)	9,682	5,696,986
Google, Inc., “C” (a)	6,847	3,953,184
LinkedIn Corp., “A” (a)	6,547	1,360,401
Twitter, Inc. (a)	6,400	330,112
Yahoo!, Inc. (a)	55,850	2,275,888
Yelp, Inc. (a)	7,914	540,131

		$20,368,922

Network & Telecom – 3.3%
CommScope Holding Co., Inc. (a)	3,652	$87,319
Juniper Networks, Inc.	43,796	970,081
Qualcomm, Inc.	25,180	1,882,709

		$2,940,109

Other Banks & Diversified Financials – 7.3%
MasterCard, Inc., “A”	35,980	$2,659,642
Visa, Inc., “A”	17,595	3,754,245

		$6,413,887

Specialty Stores – 3.1%
Amazon.com, Inc. (a)	8,542	$2,754,282

Telecommunications – Wireless – 1.2%
American Tower Corp., REIT	7,638	$715,146
SBA Communications Corp. (a)	2,849	315,954

		$1,031,100

Total Common Stocks		$84,737,090

Issuer/Expiration Date/Strike Price	Number of Contracts
PUT OPTIONS PURCHASED – 0.1%
Computer Software – Systems – 0.1%
International Business Machines Corp. – January 2015 @ $195	76	$75,620

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS – 3.2%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	2,847,145	$2,847,145

Total Investments		$87,659,855

Issuer/Expiration Date/Strike Price	Number of Contracts
CALL OPTIONS WRITTEN – 0.0%
Computer Software – Systems – 0.0%
Apple Inc. – October 2014 @ $103	(48)	$(4,080)

Internet – 0.0%
Alibaba Group Holding Ltd. – October 2014 @ $97.50	(6)	$(288)

Network & Telecom – 0.0%
Qualcomm Inc. – October 2014 @ $76	(23)	$(1,219)

Total Call Options Written		$(5,587)

PUT OPTIONS WRITTEN – 0.0%
Computer Software – 0.0%
Microsoft Corp. – October 2014 @ $45	(188)	$(4,700)

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)

PUT OPTIONS WRITTEN – continued
Internet – 0.0%
Alibaba Group Holding Ltd. – October 2014 @ $82.50	(29)	$(1,885)
Alibaba Group Holding Ltd. –October 2014 @ $85	(29)	(3,364)

		$(5,249)

Total Put Options Written		$(9,949)

Issuer	Shares/Par
SECURITIES SOLD SHORT – (1.0)%
Electronics – (1.0)%
Fairchild Semiconductor International, Inc. (a)	(30,800)	$(478,324)
Spansion, Inc. “A” (a)	(16,700)	(380,593)

Total Securities Sold Short		$(858,917)

OTHER ASSETS, LESS LIABILITIES – 1.3%		1,172,991

NET ASSETS – 100.0%		$87,958,393

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At September 30, 2014, the fund had cash collateral of $433,508 and other liquid securities with an aggregate value of $1,404,384 to cover any commitments for securities sold short and certain derivative contracts.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

3

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as written options. The following is a summary of the levels used as of September 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$83,939,957	$75,620	$—	$84,015,577
France	—	282,063	—	282,063
China	269,393	—	—	269,393
Israel	245,677	—	—	245,677
Mutual Funds	2,847,145	—	—	2,847,145
Total Investments	$87,302,172	$357,683	$—	$87,659,855
Short Sales	$(858,917)	$—	$—	$(858,917)

Other Financial Instruments
Written Options	$(15,536)	$—	$—	$(15,536)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$66,221,649
Gross unrealized appreciation	21,724,810
Gross unrealized depreciation	(286,604)
Net unrealized appreciation (depreciation)	$21,438,206

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,619,617	20,923,040	(20,695,512)	2,847,145

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,703	$2,847,145

4

QUARTERLY REPORT

September 30, 2014

MFS® GLOBAL TACTICAL ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 34.3%
Aerospace – 2.0%
Cobham PLC	395,349	$1,855,524
Honeywell International, Inc.	47,168	4,392,284
Lockheed Martin Corp.	39,034	7,134,635
Northrop Grumman Corp.	16,520	2,176,675
United Technologies Corp.	39,195	4,138,992

		$19,698,110

Alcoholic Beverages – 0.9%
Heineken N.V.	62,870	$4,695,337
Pernod Ricard S.A.	36,826	4,162,300

		$8,857,637

Automotive – 0.4%
Johnson Controls, Inc.	45,606	$2,006,664
USS Co. Ltd.	106,700	1,634,429

		$3,641,093

Broadcasting – 0.9%
Fuji Television Network, Inc.	68,500	$1,018,678
Nippon Television Holdings, Inc.	73,700	1,124,904
Omnicom Group, Inc.	36,653	2,523,926
Viacom, Inc., “B”	20,946	1,611,585
Walt Disney Co.	33,990	3,026,130

		$9,305,223

Brokerage & Asset Managers – 0.6%
BlackRock, Inc.	8,324	$2,732,936
Computershare Ltd.	87,826	935,056
Daiwa Securities Group, Inc.	160,000	1,267,600
Franklin Resources, Inc.	25,150	1,373,441

		$6,309,033

Business Services – 1.8%
Accenture PLC, “A”	65,961	$5,363,948
Amadeus IT Holding S.A.	93,859	3,496,108
Bunzl PLC	107,922	2,803,970
Compass Group PLC	261,083	4,217,734
Nomura Research, Inc.	78,700	2,543,802

		$18,425,562

Cable TV – 0.4%
Comcast Corp., “Special A”	81,078	$4,337,673

Chemicals – 1.1%
3M Co.	37,604	$5,327,735
Givaudan S.A.	1,579	2,516,057
PPG Industries, Inc.	14,835	2,918,638

		$10,762,430

Computer Software – 0.3%
Oracle Corp.	82,731	$3,166,943

Computer Software – Systems – 0.6%
Canon, Inc.	64,400	$2,096,560
International Business Machines Corp.	23,108	4,386,592

		$6,483,152

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – 0.3%
Geberit AG	5,521	$1,778,518
Stanley Black & Decker, Inc.	16,381	1,454,469

		$3,232,987

Consumer Products – 1.9%
Henkel KGaA, IPS	44,992	$4,492,756
Kao Corp.	175,800	6,854,878
KOSE Corp.	25,600	1,087,723
Procter & Gamble Co.	37,254	3,119,650
Reckitt Benckiser Group PLC	42,834	3,707,491

		$19,262,498

Containers – 0.3%
Brambles Ltd.	274,801	$2,290,532
Crown Holdings, Inc. (a)	14,995	667,577

		$2,958,109

Electrical Equipment – 0.9%
Danaher Corp.	31,470	$2,391,091
Legrand S.A.	52,520	2,724,036
Pentair PLC	8,943	585,677
Spectris PLC	31,499	919,266
Tyco International Ltd.	55,631	2,479,473

		$9,099,543

Electronics – 0.8%
Halma PLC	142,217	$1,404,631
Hirose Electric Co. Ltd.	13,900	1,716,034
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	176,770	3,567,219
Texas Instruments, Inc.	37,771	1,801,299

		$8,489,183

Energy – Independent – 0.4%
Cairn Energy PLC (a)	236,420	$672,390
Occidental Petroleum Corp.	35,120	3,376,788

		$4,049,178

Energy – Integrated – 1.5%
Chevron Corp.	22,586	$2,694,961
Exxon Mobil Corp.	56,574	5,320,785
Royal Dutch Shell PLC, “A”	135,255	5,158,916
Suncor Energy, Inc.	53,331	1,930,002

		$15,104,664

Food & Beverages – 1.6%
General Mills, Inc.	59,956	$3,024,780
Groupe Danone	90,636	6,050,871
Nestle S.A.	92,551	6,788,588

		$15,864,239

Food & Drug Stores – 0.7%
CVS Health Corp.	71,524	$5,692,595
Lawson, Inc.	25,900	1,811,288

		$7,503,883

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
General Merchandise – 0.3%
Target Corp.	50,522	$3,166,719

Insurance – 2.3%
ACE Ltd.	17,611	$1,846,865
Aon PLC	29,715	2,605,113
Fairfax Financial Holdings Ltd.	5,647	2,530,120
Hiscox Ltd.	116,884	1,193,765
ING Groep N.V. (a)	190,068	2,703,487
MetLife, Inc.	75,182	4,038,777
Prudential Financial, Inc.	26,841	2,360,397
Travelers Cos., Inc.	41,458	3,894,565
Zurich Insurance Group AG	6,408	1,905,482

		$23,078,571

Leisure & Toys – 0.1%
Hasbro, Inc.	23,515	$1,293,207

Machinery & Tools – 0.2%
Glory Ltd.	26,600	$750,645
Neopost S.A.	20,309	1,492,649

		$2,243,294

Major Banks – 2.9%
Bank of New York Mellon Corp.	91,307	$3,536,320
Goldman Sachs Group, Inc.	16,195	2,972,916
HSBC Holdings PLC	337,108	3,430,868
JPMorgan Chase & Co.	111,901	6,740,916
State Street Corp.	41,273	3,038,105
Sumitomo Mitsui Financial Group, Inc.	24,900	1,015,071
Toronto-Dominion Bank	21,910	1,081,268
Wells Fargo & Co.	138,853	7,202,305

		$29,017,769

Medical & Health Technology & Services – 0.2%
Kobayashi Pharmaceutical Co. Ltd.	25,000	$1,527,240

Medical Equipment – 0.8%
Abbott Laboratories	77,974	$3,242,939
Medtronic, Inc.	52,278	3,238,622
St. Jude Medical, Inc.	23,552	1,416,182

		$7,897,743

Network & Telecom – 0.4%
Ericsson, Inc., “B”	350,847	$4,428,484

Other Banks & Diversified Financials – 0.6%
DnB NOR A.S.A.	128,549	$2,404,089
Hachijuni Bank Ltd.	88,000	528,762
North Pacific Bank Ltd.	76,400	300,933
U.S. Bancorp	64,588	2,701,716

		$5,935,500

Pharmaceuticals – 3.8%
Bayer AG	36,079	$5,053,668
GlaxoSmithKline PLC	245,814	5,626,191
Johnson & Johnson	80,370	8,566,638
Novartis AG	68,900	6,488,870
Pfizer, Inc.	208,676	6,170,549
Roche Holding AG	16,806	4,976,291

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – continued
Santen Pharmaceutical Co. Ltd.	25,800	$1,444,377

		$38,326,584

Printing & Publishing – 0.2%
Moody’s Corp.	18,627	$1,760,252

Railroad & Shipping – 0.1%
Canadian National Railway Co.	16,455	$1,167,647

Real Estate – 0.5%
Deutsche Wohnen AG	227,362	$4,858,911

Restaurants – 0.3%
McDonald’s Corp.	32,497	$3,081,041

Specialty Stores – 0.1%
Esprit Holdings Ltd.	644,200	$832,955

Telecommunications – Wireless – 1.1%
KDDI Corp.	146,400	$8,800,686
Vodafone Group PLC	786,530	2,592,660

		$11,393,346

Telephone Services – 0.7%
TDC A.S.	159,008	$1,203,862
Verizon Communications, Inc.	123,403	6,168,916

		$7,372,778

Tobacco – 1.7%
British American Tobacco PLC	73,483	$4,130,397
Japan Tobacco, Inc.	124,900	4,062,168
Lorillard, Inc.	43,629	2,613,813
Philip Morris International, Inc.	77,073	6,427,888

		$17,234,266

Trucking – 0.6%
United Parcel Service, Inc., “B”	28,106	$2,762,539
Yamato Holdings Co. Ltd.	197,900	3,683,728

		$6,446,267

Total Common Stocks		$347,613,714

BONDS – 59.8%
Asset-Backed & Securitized – 2.4%
Cent LP, 2013-17A, “A1”, CLO, FRN, 1%, 1/30/25 (z)	$1,367,000	$1,355,357
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	1,729,018	1,847,079
Commercial Mortgage Pass-Through Certificates, “A3”, 5.293%, 12/11/49	67,135	67,593
CWCapital LLC, 5.223%, 8/15/48	2,090,836	2,222,768
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1%, 7/15/25 (z)	1,757,000	1,731,576
Goldman Sachs Mortgage Securities Corp., FRN, 5.99%, 8/10/45	3,473,693	3,793,624
ING Investment Management Ltd., 2013-2A, “A1”, CLO, FRN, 1%, 4/25/25 (z)	1,595,000	1,574,410
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.98%, 6/15/49	1,230,759	1,250,017

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.124%, 2/15/51		$182,145	$182,600
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.98%, 6/15/49		2,310,000	2,502,439
Merrill Lynch Mortgage Trust, “A3”, FRN, 6.027%, 6/12/50		1,103,437	1,105,061
Merrill Lynch Mortgage Trust, FRN, 6.027%, 6/12/50		3,310,000	3,631,616
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 6/12/50		2,460,000	2,676,470

			$23,940,610

Automotive – 0.5%
Daimler Finance North America LLC, 1.875%, 1/11/18 (n)		$917,000	$916,067
FCE Bank PLC, 1.875%, 5/12/16	EUR	500,000	644,708
Ford Motor Credit Co. LLC, 1.7%, 5/09/16		$1,247,000	1,257,486
RCI Banque S.A., 4.25%, 4/27/17	EUR	650,000	892,435
TRW Automotive, Inc., 4.5%, 3/01/21 (n)		$337,000	341,213
Volkswagen International Finance N.V., 3.875% to 9/04/18, FRN to 9/29/49	EUR	615,000	817,557

			$4,869,466

Biotechnology – 0.1%
Life Technologies Corp., 6%, 3/01/20		$411,000	$474,416

Broadcasting – 0.4%
Discovery Communications, Inc., 4.875%, 4/01/43		$1,030,000	$1,019,172
Grupo Televisa S.A.B., 5%, 5/13/45		551,000	544,327
ProSiebenSat.1 Media AG, 2.625%, 4/15/21	EUR	615,000	798,507
SES S.A., 3.6%, 4/04/23 (n)		$734,000	739,786
Vivendi S.A., 4%, 3/31/17	EUR	600,000	823,530

			$3,925,322

Building – 0.3%
CRH Finance Ltd., 3.125%, 4/03/23	EUR	500,000	$696,551
Holcim Finance Luxembourg S.A., 3%, 1/22/24	EUR	300,000	419,511
Holcim GB Finance Ltd., 8.75%, 4/24/17	GBP	300,000	565,712
Mohawk Industries, Inc., 6.125%, 1/15/16		$558,000	593,556
Owens Corning, Inc., 6.5%, 12/01/16		220,000	242,362
Owens Corning, Inc., 4.2%, 12/15/22		558,000	567,898

			$3,085,590

Business Services – 0.1%
Fidelity National Information Services, Inc., 5%, 3/15/22		$717,000	$755,571

Issuer	Shares/Par		Value ($)

BONDS – continued
Business Services – continued
Tencent Holdings Ltd., 3.375%, 5/02/19 (n)		$234,000	$236,530

			$992,101

Cable TV – 0.4%
Comcast Corp., 4.65%, 7/15/42		$898,000	$927,272
Cox Communications, Inc., 3.25%, 12/15/22 (n)		498,000	483,707
NBCUniversal Media LLC, 5.15%, 4/30/20		1,166,000	1,323,848
Shaw Communications, Inc., 5.65%, 10/01/19	CAD	755,000	757,542
Time Warner Cable, Inc., 5.75%, 6/02/31	GBP	350,000	664,275
Time Warner Cable, Inc., 5.25%, 7/15/42	GBP	100,000	181,504

			$4,338,148

Chemicals – 0.3%
Bayer AG, 3.00% to 7/01/20, FRN to 7/01/75	EUR	455,000	$583,308
CF Industries, Inc., 5.15%, 3/15/34		$604,000	636,473
Dow Chemical Co., 8.55%, 5/15/19		381,000	478,854
FMC Corp., 4.1%, 2/01/24		642,000	663,757
LyondellBasell Industries N.V., 5%, 4/15/19		903,000	996,818

			$3,359,210

Computer Software – 0.1%
Oracle Corp., 3.4%, 7/08/24		$752,000	$749,633

Conglomerates – 0.2%
Roper Industries, Inc., 1.85%, 11/15/17		$511,000	$512,795
Siemens Financierings N.V., 5.25% to 9/14/16, FRN to 9/14/66	EUR	450,000	612,061
Siemens Financierings N.V., 6.125% to 9/14/16, FRN to 9/14/66	GBP	300,000	516,742

			$1,641,598

Consumer Products – 0.3%
Newell Rubbermaid, Inc., 4.7%, 8/15/20		$850,000	$911,271
Prosegur Compania de Seguridad S.A., 2.75%, 4/02/18	EUR	600,000	800,852
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)		$1,077,000	1,100,791

			$2,812,914

Defense Electronics – 0.1%
BAE Systems PLC, 4.125%, 6/08/22	GBP	550,000	$933,238

Electronics – 0.1%
Tyco Electronics Group S.A., 2.375%, 12/17/18		$778,000	$779,790

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Emerging Market Quasi-Sovereign – 0.2%
Comision Federal de Electricidad, 4.875%, 1/15/24		$669,000	$703,119
Corporacion Nacional del Cobre de Chile, Inc., 2.25%, 7/09/24 (z)	EUR	126,000	161,127
Empresa Nacional del Petroleo, 6.25%, 7/08/19		$619,000	697,169
Petroleos Mexicanos, 5.5%, 1/21/21		664,000	730,732

			$2,292,147

Emerging Market Sovereign – 0.6%
Republic of Colombia, 6.125%, 1/18/41		$1,241,000	$1,450,729
Republic of Indonesia, 2.875%, 7/08/21 (z)	EUR	500,000	637,840
Republic of Peru, 7.35%, 7/21/25		$900,000	1,172,250
United Mexican States, 8.5%, 5/31/29	MXN	31,700,000	2,781,953

			$6,042,772

Energy – Independent – 0.0%
Continental Resources, Inc., 4.9%, 6/01/44		$227,000	$221,293

Energy – Integrated – 0.2%
BG Energy Capital PLC, FRN, 6.5%, 11/30/72	EUR	550,000	$779,221
Eni S.p.A., 4%, 6/29/20	EUR	450,000	663,020
Repsol International Finance B.V., 3.625%, 10/07/21	EUR	600,000	863,575

			$2,305,816

Financial Institutions – 0.1%
International Lease Finance Corp., 7.125%, 9/01/18 (n)		$859,000	$966,375

Food & Beverages – 0.4%
BRF S.A., 4.75%, 5/22/24		$400,000	$394,000
Coca-Cola HBC Finance B.V., 4.25%, 11/16/16	EUR	550,000	745,502
Conagra Foods, Inc., 3.2%, 1/25/23		$988,000	947,571
Tyson Foods, Inc., 6.6%, 4/01/16		1,382,000	1,495,312
Tyson Foods, Inc., 5.15%, 8/15/44		239,000	247,316
Wm. Wrigley Jr. Co., 2.9%, 10/21/19 (n)		409,000	414,747

			$4,244,448

Forest & Paper Products – 0.2%
Georgia-Pacific LLC, 5.4%, 11/01/20 (n)		$1,090,000	$1,231,685
Packaging Corp. of America, 3.9%, 6/15/22		717,000	731,045

			$1,962,730

Gaming & Lodging – 0.1%
Wyndham Worldwide Corp., 2.5%, 3/01/18		$742,000	$744,265

Issuer	Shares/Par		Value ($)

BONDS – continued
Gaming & Lodging – continued
Wyndham Worldwide Corp., 5.625%, 3/01/21		$400,000	$444,111

			$1,188,376

Insurance – 0.6%
American International Group, Inc., 4.875%, 6/01/22		$434,000	$477,367
American International Group, Inc., 4.875% to 3/15/17, FRN to 3/15/67	EUR	900,000	1,193,583
Assicurazioni Generali S.p.A., 7.75% to 2022, FRN to 12/12/42	EUR	300,000	467,960
Aviva PLC, 5.7% to 9/29/15, FRN to 9/29/49	EUR	570,000	737,644
CNP Assurances S.A., 6% to 9/14/20, FRN to 9/14/40	EUR	600,000	859,395
Delta Lloyd N.V., FRN, 9%, 8/29/42	EUR	650,000	1,061,746
UnumProvident Corp., 6.85%, 11/15/15 (n)		$1,243,000	1,319,507

			$6,117,202

Insurance – Property & Casualty – 0.4%
Amlin PLC, 6.5% to 12/19/16, FRN to 12/19/26	GBP	300,000	$507,379
AXIS Capital Holdings Ltd., 5.75%, 12/01/14		$320,000	322,880
Chubb Corp., 6.375% to 4/15/17, FRN to 3/29/67		1,010,000	1,107,213
Clerical Medical Finance PLC, 4.25% to 6/24/15, FRN to 6/24/49	EUR	750,000	949,656
Marsh & McLennan Cos., Inc., 2.55%, 10/15/18		$505,000	513,544
QBE Capital Funding III Ltd., 7.5% to 5/24/21, FRN to 5/24/41	GBP	400,000	724,439

			$4,125,111

International Market Quasi-Sovereign – 0.8%
Electricite de France S.A., 6% to 1/29/26, FRN to 12/29/49	GBP	500,000	$860,223
Electricite de France, FRN, 5.25%, 12/29/49 (n)		$1,497,000	1,521,326
ESB Finance Ltd., 4.375%, 11/21/19	EUR	600,000	882,857
Statoil A.S.A., 4.25%, 11/23/41		$1,260,000	1,259,105
Statoil A.S.A., FRN, 0.523%, 5/15/18		759,000	759,039
Temasek Financial I Ltd., 2.375%, 1/23/23 (n)		2,880,000	2,759,700

			$8,042,250

International Market Sovereign – 32.2%
Commonwealth of Australia, 5.75%, 5/15/21	AUD	18,421,000	$18,573,431
Federal Republic of Germany, 3.25%, 7/04/21	EUR	9,144,000	13,752,600
Federal Republic of Germany, 6.25%, 1/04/30	EUR	4,519,000	9,470,257
Federal Republic of Germany, 2.5%, 7/04/44	EUR	2,581,000	3,744,718

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
International Market Sovereign – continued
Government of Canada, 4.5%, 6/01/15	CA	D6,370,000	$5,819,710
Government of Canada, 4.25%, 6/01/18	CAD	8,927,000	8,778,821
Government of Canada, 3.25%, 6/01/21	CAD	4,357,000	4,249,082
Government of Canada, 5.75%, 6/01/33	CAD	3,810,000	5,016,871
Government of Canada, 4%, 6/01/41	CAD	1,043,000	1,167,309
Government of Japan, 2%, 3/20/52	JPY	175,000,000	1,717,164
Government of Japan, 1.1%, 6/20/20	JPY	3,052,050,000	29,242,159
Government of Japan, 2.1%, 9/20/24	JPY	3,152,050,000	33,131,889
Government of Japan, 2.2%, 9/20/27	JPY	1,329,450,000	14,266,432
Government of Japan, 2.4%, 3/20/37	JPY	304,200,000	3,271,395
Government of New Zealand, 5%, 3/15/19	NZD	7,656,000	6,222,117
Government of New Zealand, 5.5%, 4/15/23	NZD	2,112,000	1,806,780
Government of Norway, 3.75%, 5/25/21	NOK	10,443,000	1,804,604
Kingdom of Belgium, 4.25%, 9/28/21	EUR	6,809,000	10,698,039
Kingdom of Belgium, 4%, 3/28/32	EUR	2,302,000	3,778,810
Kingdom of Denmark, 3%, 11/15/21	DKK	13,962,000	2,771,851
Kingdom of Spain, 5.4%, 1/31/23	EUR	1,934,000	3,120,087
Kingdom of Spain, 5.5%, 7/30/17	EUR	3,870,000	5,571,300
Kingdom of Spain, 4.6%, 7/30/19	EUR	5,857,000	8,692,903
Kingdom of Sweden, 5%, 12/01/20	SEK	45,950,000	7,918,479
Kingdom of Sweden, 3.5%, 6/01/22	SEK	13,530,000	2,193,480
Kingdom of the Netherlands, 3.5%, 7/15/20	EUR	11,968,000	17,794,777
Kingdom of the Netherlands, 5.5%, 1/15/28	EUR	2,010,000	3,802,614
Republic of Austria, 4.65%, 1/15/18	EUR	1,663,000	2,418,041
Republic of Austria, 1.75%, 10/20/23	EUR	7,146,000	9,623,083
Republic of Finland, 3.875%, 9/15/17	EUR	2,694,000	3,790,697
Republic of France, 2.5%, 10/25/20	EUR	2,688,000	3,802,102
Republic of France, 6%, 10/25/25	EUR	5,268,000	9,790,793
Republic of France, 4.75%, 4/25/35	EUR	4,473,000	8,169,798
Republic of Iceland, 4.875%, 6/16/16 (n)		$4,712,000	4,904,626
Republic of Ireland, 5.4%, 3/13/25	EUR	1,813,000	3,050,390
Republic of Italy, 5.25%, 8/01/17	EUR	8,934,000	12,752,108
Republic of Italy, 3.75%, 3/01/21	EUR	14,228,000	20,443,448
United Kingdom Treasury, 5%, 3/07/18	GBP	2,069,000	3,758,906

Issuer	Shares/Par		Value ($)

BONDS – continued
International Market Sovereign – continued
United Kingdom Treasury, 8%, 6/07/21	GBP	2,536,000	$5,649,004
United Kingdom Treasury, 4.25%, 12/07/27	GBP	1,640,000	3,136,878
United Kingdom Treasury, 4.25%, 3/07/36	GBP	2,259,000	4,408,135
United Kingdom Treasury, 3.25%, 1/22/44	GBP	938,000	1,575,403

			$325,651,091

Major Banks – 2.9%
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)		$1,415,000	$1,504,428
ABN AMRO North America Finance, Inc., 7.125%, 7/06/22	EUR	450,000	742,573
Bank of America Corp., 7.625%, 6/01/19		$690,000	833,559
Bank of America Corp., 4.1%, 7/24/23		500,000	510,449
Bank of America Corp., 4.125%, 1/22/24		757,000	771,463
Barclays Bank PLC, 6%, 1/14/21	EUR	673,000	1,018,380
Barclays Bank PLC, 6.75% to 1/16/18, FRN to 1/16/23	GBP	350,000	621,683
BBVA Senior Finance S.A., 3.25%, 3/21/16	EUR	500,000	657,843
Credit Agricole S.A., 7.375%, 12/18/23	GBP	300,000	605,255
Credit Suisse Group AG, 6.5%, 8/08/23 (n)		$1,160,000	1,261,558
Goldman Sachs Group, Inc., 5.75%, 1/24/22		1,486,000	1,689,842
HSBC Bank PLC, FRN, 0.873%, 5/15/18 (n)		1,833,000	1,848,791
HSBC USA, Inc., 4.875%, 8/24/20		1,370,000	1,513,891
ING Bank N.V., 4.875%, 1/18/21	EUR	450,000	705,067
ING Bank N.V., 5.8%, 9/25/23 (n)		$973,000	1,071,774
ING Bank N.V., 3.5% to 11/21/18, FRN to 11/21/23	EUR	700,000	932,604
JPMorgan Chase & Co., 4.25%, 10/15/20		$1,579,000	1,684,668
JPMorgan Chase & Co., 6.75% to 2/01/24, FRN to 8/29/49		761,000	799,430
Morgan Stanley, 7.3%, 5/13/19		1,772,000	2,113,569
Morgan Stanley, 5.5%, 7/28/21		850,000	957,359
Nordea Bank AB, FRN, 0.693%, 5/13/16 (n)		3,520,000	3,538,269
PNC Financial Services Group, Inc., FRN, 6.75%, 12/31/49		1,510,000	1,668,550
Regions Financial Corp., 2%, 5/15/18		908,000	897,279
Royal Bank of Scotland Group PLC, 5.5%, 3/23/20	EUR	450,000	694,936
Societe Generale, 4.25%, 7/13/22	EUR	400,000	626,896

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Major Banks – continued
Wells Fargo & Co., 5.9% to 6/15/24, FRN to 12/29/49		$374,000	$381,013

			$29,651,129

Metals & Mining – 0.6%
Barrick Gold Corp., 4.1%, 5/01/23		$827,000	$794,660
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)		1,121,000	1,217,000
Cameco Corp., 5.67%, 9/02/19	CAD	775,000	773,249
Glencore Finance (Europe) S.A., 6.5%, 2/27/19	GBP	250,000	462,341
Plains Exploration & Production Co., 6.875%, 2/15/23		$585,000	663,975
Southern Copper Corp., 6.75%, 4/16/40		1,055,000	1,172,822
Xstrata Finance (Canada) Ltd., 5.25%, 6/13/17	EUR	450,000	634,953

			$5,719,000

Midstream – 0.7%
Enbridge, Inc., 3.19%, 12/05/22	CAD	895,000	$801,245
Energy Transfer Partners LP, 4.65%, 6/01/21		$1,066,000	1,131,865
Energy Transfer Partners LP, 3.6%, 2/01/23		745,000	725,184
Enterprise Products Operating LLC, 3.9%, 2/15/24		513,000	520,568
Kinder Morgan Energy Partners LP, 5.4%, 9/01/44		371,000	364,821
Spectra Energy Partners LP, 4.75%, 3/15/24		1,749,000	1,875,930
Sunoco Logistics Partners LP, 5.3%, 4/01/44		321,000	327,517
TransCanada PipeLines Ltd., 5.1%, 1/11/17	CAD	775,000	742,338

			$6,489,468

Mortgage-Backed – 4.9%
Fannie Mae, 4.96%, 1/01/15		$173,619	$173,394
Fannie Mae, 5.5%, 2/01/15 - 4/01/37		1,024,281	1,097,685
Fannie Mae, 4.815%, 6/01/15		229,284	232,443
Fannie Mae, 4.78%, 8/01/15		86,060	87,727
Fannie Mae, 4.856%, 8/01/15		68,540	69,846
Fannie Mae, 5.138%, 8/01/15		167,925	172,212
Fannie Mae, 5.447%, 11/01/15		119,556	123,395
Fannie Mae, 5.433%, 2/01/16		80,233	84,084
Fannie Mae, 5.273%, 4/01/16		523,106	550,109
Fannie Mae, 5.732%, 7/01/16		614,097	653,523
Fannie Mae, 5.09%, 12/01/16		96,730	104,000
Fannie Mae, 5.012%, 1/01/17		14,809	14,988
Fannie Mae, 5.05%, 1/01/17		466,848	495,407
Fannie Mae, 3.84%, 3/01/18		475,190	506,889
Fannie Mae, 5.341%, 6/01/18		586,685	654,628
Fannie Mae, 3.849%, 7/01/18		1,723,947	1,836,405
Fannie Mae, 4.57%, 5/01/19		230,352	252,909
Fannie Mae, 4.6%, 9/01/19		599,698	658,154

Issuer	Shares/Par		Value ($)

BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 4.45%, 10/01/19		$420,490	$460,916
Fannie Mae, 5%, 12/01/20 - 8/01/40		4,801,443	5,310,935
Fannie Mae, 4.5%, 7/01/23 - 4/01/44		5,287,116	5,741,041
Fannie Mae, 4%, 3/01/25		190,905	204,643
Fannie Mae, 6%, 9/01/37 - 6/01/38		887,090	1,001,549
Fannie Mae, 4%, 2/01/41 (f)		2,319,055	2,447,248
Fannie Mae, 3.5%, 5/01/43		4,813,502	4,942,822
Freddie Mac, 3.882%, 11/25/17		1,357,000	1,447,335
Freddie Mac, 2.699%, 5/25/18		705,000	728,181
Freddie Mac, 2.323%, 10/25/18		447,000	453,740
Freddie Mac, 5.085%, 3/25/19		30,000	33,691
Freddie Mac, 4.186%, 8/25/19		650,000	707,504
Freddie Mac, 2.757%, 5/25/20		223,664	231,089
Freddie Mac, 3.32%, 7/25/20		1,324,602	1,388,105
Freddie Mac, 4%, 7/01/25		393,992	420,588
Freddie Mac, 5.5%, 5/01/34 - 7/01/37		137,849	154,547
Freddie Mac, 5%, 10/01/36 - 10/01/38		965,903	1,064,101
Freddie Mac, 4.5%, 5/01/40 (f)		587,351	634,166
Freddie Mac, TBA, 4%, 10/01/44		4,400,000	4,632,373
Ginnie Mae, 5%, 5/15/40		300,839	332,667
Ginnie Mae, 3.5%, 6/20/43		5,321,594	5,510,053
Ginnie Mae, TBA, 4%, 10/01/44		3,920,000	4,157,956

			$49,773,048

Natural Gas – Distribution – 0.1%
Centrica PLC, 4.375%, 3/13/29	GBP	350,000	$589,495
GDF Suez, 3% to 6/02/19, FRN to 6/29/49	EUR	500,000	638,535

			$1,228,030

Network & Telecom – 0.4%
British Telecom PLC, 1.125%, 6/10/19	EUR	460,000	$588,980
British Telecom PLC, 5.75%, 12/07/28	GBP	250,000	478,106
Deutsche Telekom International Finance B.V., 4.875%, 4/22/25	EUR	450,000	730,944
Verizon Communications, Inc., 6.4%, 9/15/33		$1,095,000	1,333,949
Verizon Communications, Inc., 6.55%, 9/15/43		779,000	973,276

			$4,105,255

Other Banks & Diversified Financials – 1.7%
Banco de Credito del Peru, 6.125% to 4/24/22, FRN to 4/24/27 (n)		$1,510,000	$1,611,925
Banque Federative du Credit Mutuel, 2%, 9/19/19	EUR	500,000	668,346
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)		$1,604,000	1,796,480
BBVA Subordinated Capital S.A.U., 3.5% to 4/11/19, FRN to 4/11/24	EUR	600,000	780,459
BPCE S.A., 4.5%, 3/15/25 (n)		$384,000	372,223

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Other Banks & Diversified Financials – continued
CaixaBank S.A., 3.25%, 1/22/16	EUR	500,000	$653,922
Capital One Bank (USA) N.A., 3.375%, 2/15/23		$978,000	958,192
Discover Bank, 7%, 4/15/20		1,971,000	2,331,813
Intesa Sanpaolo S.p.A., 4.125%, 9/19/16	EUR	500,000	674,566
Intesa Sanpaolo S.p.A., 5.25%, 1/28/22	GBP	450,000	799,507
KBC Internationale Financieringsmaatschappij N.V., 4.5%, 3/27/17	EUR	450,000	624,370
Lloyds TSB Bank PLC, 6.5%, 3/24/20	EUR	500,000	775,128
Macquarie Group Ltd., 3%, 12/03/18 (n)		$619,000	631,865
Rabobank Nederland N.V., 4%, 9/19/22	GBP	350,000	602,204
Svenska Handelsbanken AB, FRN, 0.683%, 3/21/16		$2,150,000	2,159,009
Swedbank AB, 1.75%, 3/12/18 (n)		1,294,000	1,288,648
U.S. Bancorp, 2.95%, 7/15/22		402,000	390,035

			$17,118,692

Personal Computers & Peripherals – 0.1%
Equifax, Inc., 3.3%, 12/15/22		$717,000	$705,433

Pharmaceuticals – 0.4%
Celgene Corp., 1.9%, 8/15/17		$717,000	$722,319
Gilead Sciences, Inc., 3.7%, 4/01/24		950,000	970,367
Mylan, Inc., 2.55%, 3/28/19		319,000	317,232
Teva Pharmaceutical Finance B.V., 2.95%, 12/18/22		1,134,000	1,080,598
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17		802,000	795,088

			$3,885,604

Railroad & Shipping – 0.1%
CSX Corp., 4.1%, 3/15/44		$1,057,000	$993,424

Real Estate – Apartment – 0.0%
AvalonBay Communities, Inc., REIT, 3.625%, 10/01/20		$149,000	$154,859

Real Estate – Healthcare – 0.0%
HCP, Inc., REIT, 3.875%, 8/15/24		$367,000	$359,529

Real Estate – Office – 0.1%
Boston Properties, Inc., REIT, 3.125%, 9/01/23		$950,000	$913,187

Real Estate – Retail – 0.2%
Hammerson PLC, REIT, 2.75%, 9/26/19	EUR	450,000	$616,033
Hammerson PLC, REIT, 6%, 2/23/26	GBP	325,000	632,696
Simon Property Group, Inc., REIT, 5.65%, 2/01/20		$948,000	1,091,023

			$2,339,752

Restaurants – 0.0%
YUM! Brands, Inc., 5.35%, 11/01/43		$250,000	$271,901

Issuer	Shares/Par		Value ($)

BONDS – continued
Retailers – 0.6%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44		$472,000	$462,163
Cencosud S.A., 5.5%, 1/20/21		1,006,000	1,063,511
Dollar General Corp., 4.125%, 7/15/17		742,000	774,939
Gap, Inc., 5.95%, 4/12/21		1,307,000	1,486,401
Home Depot, Inc., 5.95%, 4/01/41		1,029,000	1,281,905
Marks & Spencer Group PLC, 4.75%, 6/12/25	GBP	450,000	766,746

			$5,835,665

Specialty Chemicals – 0.1%
Ecolab, Inc., 3%, 12/08/16		$742,000	$770,120
Mexichem S.A.B. de C.V., 6.75%, 9/19/42 (n)		570,000	610,185

			$1,380,305

Supermarkets – 0.1%
Delhaize Group, 3.125%, 2/27/20	EUR	500,000	$688,211
William Morrison Supermarkets PLC, 3.5%, 7/27/26	GBP	300,000	441,939

			$1,130,150

Telecommunications – Wireless – 0.5%
America Movil S.A.B. de C.V., 4.75%, 6/28/22	EUR	800,000	$1,247,055
American Tower Corp., REIT, 4.7%, 3/15/22		$327,000	342,306
American Tower Corp., REIT, 3.5%, 1/31/23		812,000	771,953
Bharti Airtel International (Netherlands) B.V., 3.375%, 5/20/21 (n)	EUR	389,000	522,467
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)		$1,380,000	1,596,350
Rogers Communications, Inc., 5%, 3/15/44		489,000	498,555

			$4,978,686

Telephone Services – 0.1%
TELUS Corp., 5.05%, 7/23/20	CAD	780,000	$775,125

Tobacco – 0.2%
Altria Group, Inc., 2.85%, 8/09/22		$990,000	$948,258
Lorillard Tobacco Co., 8.125%, 6/23/19		327,000	400,022
Philip Morris International, Inc., 2.875%, 3/03/26	EUR	400,000	549,815

			$1,898,095

Transportation – Services – 0.2%
ERAC USA Finance Co., 2.75%, 3/15/17 (n)		$376,000	$387,324
ERAC USA Finance Co., 7%, 10/15/37 (n)		824,000	1,088,323
HIT Finance B.V., 4.875%, 10/27/21	EUR	500,000	774,072

			$2,249,719

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
U.S. Government Agencies and Equivalents – 0.4%
Aid-Egypt, 4.45%, 9/15/15		$649,000	$674,651
Small Business Administration, 5.09%, 10/01/25		21,590	23,339
Small Business Administration, 5.21%, 1/01/26		658,280	707,084
Small Business Administration, 5.31%, 5/01/27		202,358	224,184
Small Business Administration, 2.22%, 3/01/33		2,102,979	2,024,598

			$3,653,856

U.S. Treasury Obligations – 3.6%
U.S. Treasury Bonds, 4.5%, 8/15/39 (f)		$6,774,000	$8,407,171
U.S. Treasury Bonds, 3.625%, 2/15/44		2,193,000	2,369,811
U.S. Treasury Notes, 3.5%, 5/15/20 (f)		6,947,000	7,528,811
U.S. Treasury Notes, 2.75%, 2/15/24 (f)		18,050,000	18,474,464

			$36,780,257

Utilities – Electric Power – 0.7%
CMS Energy Corp., 5.05%, 3/15/22		$954,000	$1,065,995
Colbun S.A., 4.5%, 7/10/24 (n)		201,000	199,173
E.ON International Finance B.V., 6.375%, 6/07/32	GBP	350,000	718,761
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24		$231,000	231,211
Enel Finance International N.V., 4.875%, 3/11/20	EUR	500,000	753,534
Enel S.p.A., 6.25%, 6/20/19	GBP	450,000	837,566
NGG Finance PLC, FRN, 5.625%, 6/18/73	GBP	450,000	762,346

Issuer	Shares/Par		Value ($)

BONDS – continued
Utilities – Electric Power – continued
PPL Capital Funding, Inc., 5%, 3/15/44		$473,000	$511,033
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)		280,000	314,309
Progress Energy, Inc., 7.05%, 3/15/19		850,000	1,019,071
Red Electrica de Espana, 4.75%, 2/16/18	EUR	500,000	716,440
Transelec S.A., 4.25%, 1/14/25 (n)		$201,000	199,478

			$7,328,917

Total Bonds			$604,780,733

Issuer/Expiration Date/Strike Price	Number of Contracts
PUT OPTIONS PURCHASED – 0.2%
Russell 2000 Index – December 2014 @ $950		600	$453,600
S&P 500 Index – December 2014 @ $1,775		1,003	1,203,600

Total Put Options Purchased			$1,657,200

Issuer	Shares/Par
MONEY MARKET FUNDS – 3.5%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)		35,511,592	$35,511,592

Total Investments			$989,563,239

Issuer/Expiration Date/Strike Price	Number of Contracts
PUT OPTIONS WRITTEN – 0.0%
S&P 500 Index – December 2014 @ $1,575		(1,003)	$(371,110)

OTHER ASSETS, LESS LIABILITIES – 2.2%			22,424,415

NET ASSETS – 100.0%			$1,011,616,544

(a)	Non-income producing security.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $37,996,629, representing 3.8% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Cent LP, 2013-17A, “A1”, CLO, FRN, 1%, 1/30/25	9/26/14	$1,358,456	$1,355,357
Corporacion Nacional del Cobre de Chile, Inc., 2.25%, 7/09/24	7/02/14	169,822	161,127
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1%, 7/15/25	9/26/14	1,731,172	1,731,576

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
ING Investment Management Ltd., 2013-2A, “A1”, CLO, FRN, 1%, 4/25/25	9/26/14	$1,575,860	$1,574,410
Republic of Indonesia, 2.875%, 7/08/21	7/02/14	678,424	637,840
Total Restricted Securities			$5,460,310
% of Net assets			0.5%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 9/30/14

Forward Foreign Currency Exchange Contracts at 9/30/14

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Barclays Bank PLC	108,000	10/10/14	$100,547	$94,506	$6,041
SELL	AUD	Citibank N.A.	2,460,515	10/10/14	2,281,213	2,153,085	128,128
SELL	AUD	JPMorgan Chase Bank	31,687,006	10/01/14-11/17/14	29,070,130	27,682,386	1,387,744
SELL	AUD	Westpac Banking Corp.	9,628,157	10/10/14	8,962,081	8,425,160	536,921
BUY	BRL	Citibank N.A.	20,687,750	12/02/14	8,300,000	8,311,337	11,337
SELL	BRL	UBS AG	40,017,904	10/02/14-12/02/14	16,959,106	16,213,056	746,050

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 9/30/14 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
SELL	CAD	Citibank N.A.	110,000	10/10/14	$102,146	$98,198	$3,948
SELL	CAD	Goldman Sachs International	8,415,162	10/10/14	7,667,269	7,512,263	155,006
SELL	CAD	JPMorgan Chase Bank	38,340,676	11/17/14	35,069,332	34,196,261	873,071
SELL	CAD	Merrill Lynch International	12,634,492	10/10/14	11,828,387	11,278,883	549,504
SELL	CHF	Citibank N.A.	211,000	10/10/14	236,198	221,026	15,172
SELL	CHF	JPMorgan Chase Bank	64,006,482	10/01/14-11/17/14	70,150,845	67,065,503	3,085,342
SELL	CHF	UBS AG	1,348,000	10/10/14	1,509,183	1,412,054	97,129
SELL	DKK	Barclays Bank PLC	2,198,635	10/10/14	401,607	373,072	28,535
SELL	DKK	JPMorgan Chase Bank	10,498,333	11/17/14	1,884,607	1,781,741	102,866
SELL	DKK	UBS AG	2,198,635	10/10/14	401,582	373,072	28,510
SELL	EUR	Barclays Bank PLC	27,507,210	10/10/14	37,326,180	34,744,782	2,581,398
SELL	EUR	Citibank N.A.	575,000	10/10/14	772,780	726,291	46,489
SELL	EUR	Credit Suisse Group	2,030,000	10/10/14	2,734,751	2,564,124	170,627
SELL	EUR	Deutsche Bank AG	13,394,254	10/10/14	17,913,132	16,918,489	994,643
SELL	EUR	Goldman Sachs International	118,995,569	10/10/14-11/17/14	158,745,367	150,343,219	8,402,148
SELL	EUR	JPMorgan Chase Bank	28,313,159	11/17/14	37,886,405	35,772,137	2,114,268
SELL	EUR	UBS AG	2,509,000	10/10/14	3,380,075	3,169,157	210,918
SELL	GBP	Barclays Bank PLC	91,000	10/10/14	148,436	147,514	922
SELL	GBP	Citibank N.A.	184,000	10/10/14	299,467	298,271	1,196
SELL	GBP	Credit Suisse Group	2,190,196	10/10/14	3,570,788	3,550,391	20,397
SELL	GBP	Goldman Sachs International	22,723,543	10/10/14-11/17/14	37,986,706	36,824,057	1,162,649
SELL	GBP	JPMorgan Chase Bank	28,349,661	11/17/14	47,824,405	45,940,689	1,883,716
SELL	ILS	JPMorgan Chase Bank	342,844	10/01/14	93,724	93,090	634
SELL	JPY	Deutsche Bank AG	1,316,807,694	10/10/14	12,296,616	12,007,098	289,518
SELL	JPY	Goldman Sachs International	758,177,262	10/10/14-11/17/14	7,397,065	6,915,061	482,004
SELL	JPY	JPMorgan Chase Bank	9,494,243,529	10/10/14-11/17/14	92,396,446	86,592,380	5,804,066
SELL	JPY	Merrill Lynch International	304,549,313	10/10/14	2,935,025	2,776,984	158,041
SELL	MXN	Barclays Bank PLC	6,761,433	10/10/14	520,090	503,158	16,932
SELL	NOK	UBS AG	6,477,032	10/10/14	1,048,425	1,007,856	40,569
SELL	NZD	Credit Suisse Group	2,222,056	10/10/14	1,897,057	1,733,267	163,790
SELL	NZD	Deutsche Bank AG	6,469,000	10/10/14	5,479,039	5,046,004	433,035
SELL	NZD	Goldman Sachs International	8,386,867	10/10/14	7,303,704	6,541,994	761,710
SELL	NZD	JPMorgan Chase Bank	28,187,891	10/01/14-11/17/14	23,624,030	21,912,043	1,711,987
SELL	NZD	Westpac Banking Corp.	7,569,000	10/10/14	6,292,488	5,904,035	388,453
SELL	SEK	Goldman Sachs International	64,866,548	10/10/14-11/17/14	9,403,593	8,988,670	414,923
SELL	SGD	JPMorgan Chase Bank	1,238,213	11/17/14	990,870	970,592	20,278

							$36,030,615

Liability Derivatives
BUY	AUD	Goldman Sachs International	426,908	10/10/14	$397,646	$373,567	$(24,079)
BUY	AUD	JPMorgan Chase Bank	36,798,950	10/01/14-11/17/14	33,690,028	32,143,555	(1,546,473)
BUY	BRL	UBS AG	20,008,952	10/02/14	8,281,851	8,174,426	(107,425)
BUY	CAD	Goldman Sachs International	350,000	10/10/14	327,125	312,447	(14,678)
BUY	CAD	JPMorgan Chase Bank	7,800,000	10/10/14	6,991,484	6,963,104	(28,380)
BUY	CHF	JPMorgan Chase Bank	24,203,660	10/01/14-11/17/14	26,519,366	25,358,075	(1,161,291)
BUY	CZK	Citibank N.A.	15,672,000	10/10/14	777,375	720,084	(57,291)
BUY	EUR	Barclays Bank PLC	6,001,208	12/18/14	7,775,885	7,583,999	(191,886)
BUY	EUR	Citibank N.A.	6,207,755	10/10/14	8,156,889	7,841,111	(315,778)
BUY	EUR	Credit Suisse Group	5,194,410	10/10/14	6,910,883	6,561,139	(349,744)
BUY	EUR	Goldman Sachs International	2,107,270	10/10/14	2,838,310	2,661,725	(176,585)
BUY	EUR	UBS AG	185,368	10/10/14	236,957	234,141	(2,816)
SELL	EUR	Barclays Bank PLC	513,305	10/10/14	648,278	648,363	(85)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 9/30/14 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
BUY	GBP	Barclays Bank PLC	494,000	10/10/14	$805,798	$800,793	$(5,005)
BUY	GBP	Citibank N.A.	515,050	10/10/14	870,293	834,916	(35,377)
BUY	GBP	Credit Suisse Group	2,916,098	10/10/14	4,989,729	4,727,104	(262,625)
BUY	GBP	Goldman Sachs International	15,835,579	10/10/14-11/17/14	26,635,571	25,662,552	(973,019)
BUY	GBP	Merrill Lynch International	2,091,547	10/10/14	3,578,899	3,390,477	(188,422)
BUY	ILS	JPMorgan Chase Bank	685,688	10/01/14-11/17/14	193,747	186,211	(7,536)
BUY	INR	Barclays Bank PLC	394,461,000	10/29/14-11/21/14	6,417,127	6,335,509	(81,618)
BUY	JPY	Citibank N.A.	266,555,000	10/10/14	2,478,836	2,430,539	(48,297)
BUY	JPY	Credit Suisse Group	323,721,335	10/10/14	3,157,619	2,951,801	(205,818)
BUY	JPY	Deutsche Bank AG	3,318,896,536	10/10/14	32,702,032	30,262,820	(2,439,212)
BUY	JPY	Goldman Sachs International	1,434,932,772	10/10/14-11/17/14	14,058,756	13,087,489	(971,267)
BUY	JPY	JPMorgan Chase Bank	630,000,000	10/10/14	5,757,710	5,744,553	(13,157)
BUY	KRW	Deutsche Bank AG	763,015,900	10/17/14	735,394	722,569	(12,825)
BUY	KRW	JPMorgan Chase Bank	344,791,000	10/17/14	332,281	326,514	(5,767)
BUY	MYR	Barclays Bank PLC	4,168,756	10/07/14	1,308,995	1,270,336	(38,659)
BUY	NOK	Brown Brothers Harriman Co.	1,991,000	10/10/14	310,758	309,809	(949)
BUY	NOK	Deutsche Bank AG	39,199,000	10/10/14	6,340,715	6,099,547	(241,168)
BUY	NOK	Goldman Sachs International	150,045,297	11/17/14	23,798,848	23,316,660	(482,188)
BUY	NOK	JPMorgan Chase Bank	15,289,609	11/17/14	2,425,762	2,375,967	(49,795)
BUY	NZD	Goldman Sachs International	225,000	10/10/14	196,250	175,506	(20,744)
BUY	NZD	JPMorgan Chase Bank	42,916,178	10/01/14-11/17/14	35,622,780	33,379,265	(2,243,515)
BUY	PLN	Citibank N.A.	4,992,931	10/14/14	1,579,442	1,507,189	(72,253)
BUY	SEK	Goldman Sachs International	62,740,480	11/17/14	9,068,553	8,693,235	(375,318)
BUY	SEK	JPMorgan Chase Bank	75,880,115	11/17/14	10,950,684	10,513,844	(436,840)
BUY	SGD	Deutsche Bank AG	1,505,000	10/10/14	1,210,995	1,179,740	(31,255)
BUY	THB	JPMorgan Chase Bank	48,928,650	10/06/14	1,517,638	1,508,694	(8,944)
BUY	ZAR	JPMorgan Chase Bank	18,522,135	10/10/14	1,705,587	1,639,482	(66,105)

							$(13,294,189)

Futures Contracts Outstanding at 9/30/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
ASX SPI 200 Index (Short)	AUD	223	$25,787,338	December - 2014	$950,504
CAC 40 Index (Short)	EUR	120	6,669,664	December - 2014	29,382
FTSE 100 Index (Short)	GBP	15	1,606,276	December - 2014	46,245
FTSE JSE Top 40 Index (Short)	ZAR	99	3,907,529	December - 2014	159,694
Mexico Bolsa Index (Short)	MXN	373	12,515,170	December - 2014	285,778
Russell 2000 Index (Short)	USD	168	18,422,880	December - 2014	1,190,613
E-Mini S&P 500 Index (Short)	USD	299	29,384,225	December - 2014	348,927
S&P/TSE 60 Index (Short)	CAD	28	4,306,192	December - 2014	156,744

					$3,167,887

Interest Rate Futures
Canadian Treasury Bond 10 yr (Short)	CAD	301	$36,411,876	December - 2014	$238,234
United Kingdom Gilt Bond (Long)	GBP	149	27,329,123	December - 2014	98,457

					$336,691

					$3,504,578

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 9/30/14 - continued

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Equity Futures
Amsterdam Index (Short)	EUR	158	$16,819,083	October - 2014	$(97,538)
Bovespa Index (Long)	BRL	997	22,100,795	October - 2014	(2,150,702)
DAX Index (Long)	EUR	9	2,697,071	December - 2014	(35,961)
FTSE/MIB Index (Long)	EUR	160	21,088,901	December - 2014	(70,634)
Hang Seng China Enterprises Index (Long)	HKD	179	11,903,211	October - 2014	(319,846)
Hang Seng Index (Long)	HKD	175	25,715,242	October - 2014	(1,230,006)
IBEX 35 Index (Long)	EUR	53	7,268,929	October - 2014	(19,162)
KOSPI 200 Index (Long)	KRW	88	10,715,944	December - 2014	(282,177)
MSCI Singapore Index (Long)	SGD	373	21,595,814	October - 2014	(200,356)
MSCI Taiwan Index (Long)	USD	499	16,162,610	October - 2014	(371,401)
OMX 30 Index (Short)	SEK	585	11,384,233	October - 2014	(127,376)
SGX CNX Nifty Index (Long)	USD	629	10,049,533	October - 2014	(241,170)
Topix Index (Short)	JPY	15	1,814,224	December - 2014	(50,608)
TurkDEX - BIST 30 Index (Long)	TRY	4,499	18,186,312	October - 2014	(1,698,124)

					$(6,895,061)

Interest Rate Futures
Australian Treasury Bond 10 yr (Short)	AUD	62	$6,557,533	December - 2014	$(55,925)
German Euro Bund (Short)	EUR	398	75,253,305	December - 2014	(300,185)
Japanese Government Bond 10 Yr (Short)	JPY	55	73,136,084	December - 2014	(36,766)
US Treasury Note 10 yr (Long)	USD	944	117,660,750	December - 2014	(808,246)

					$(1,201,122)

					$(8,096,183)

At September 30, 2014, the fund had cash collateral of $1,209,134 and other liquid securities with an aggregate value of $22,501,908 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

9/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency exchange contracts and written options. The following is a summary of the levels used as of September 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$181,732,445	$—	$—	$181,732,445
Japan	43,269,503	—	—	43,269,503
United Kingdom	5,411,499	32,302,304	—	37,713,803
Switzerland	—	24,453,807	—	24,453,807
France	1,492,649	12,937,207	—	14,429,856
Germany	14,405,335	—	—	14,405,335
Netherlands	—	7,398,824	—	7,398,824
Canada	6,709,036	—	—	6,709,036
Sweden	—	4,428,484	—	4,428,484
Other Countries	7,625,762	7,104,059	—	14,729,821
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	40,434,112	—	40,434,112
Non-U.S. Sovereign Debt	—	342,028,261	—	342,028,261
U.S. Corporate Bonds	—	73,422,330	—	73,422,330
Residential Mortgage-Backed Securities	—	49,773,049	—	49,773,049
Commercial Mortgage-Backed Securities	—	19,279,266	—	19,279,266
Asset-Backed Securities (including CDOs)	—	4,661,344	—	4,661,344
Foreign Bonds	—	75,182,371	—	75,182,371
Mutual Funds	35,511,592	—	—	35,511,592
Total Investments	$296,157,821	$693,405,418	$—	$989,563,239

Other Financial Instruments
Futures Contracts	$(4,476,255)	$(115,350)	$—	$(4,591,605)
Forward Foreign Currency Exchange Contracts	—	22,736,426	—	22,736,426
Written Options	(371,110)	—	—	(371,110)
For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $75,569,425 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $935,056 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$883,402,526
Gross unrealized appreciation	128,634,356
Gross unrealized depreciation	(22,473,643)
Net unrealized appreciation (depreciation)	$106,160,713

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	40,988,865	220,064,739	(225,542,012)	35,511,592

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$29,402	$35,511,592

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2014, are as follows:

United States	49.8%
United Kingdom	9.7%
Italy	5.8%
Japan	4.9%
France	3.8%
Spain	3.3%
Switzerland	2.7%
Hong Kong	2.6%
Germany	(2.5)%
Other Countries	19.9%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

QUARTERLY REPORT

September 30, 2014

MFS® GLOBAL GOVERNMENTS PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

BONDS – 96.6%
Foreign Bonds – 69.4%
Australia – 1.1%
Commonwealth of Australia, 5.75%, 5/15/21	AUD	2,424,000	$2,444,058

Austria – 0.5%
Republic of Austria, 1.75%, 10/20/23	EUR	776,000	$1,044,992

Belgium – 3.0%
Kingdom of Belgium, 4.25%, 9/28/21	EUR	3,452,000	$5,423,650
Kingdom of Belgium, 4%, 3/28/32	EUR	743,000	1,219,659

			$6,643,309

Canada – 2.3%
Government of Canada, 4.5%, 6/01/15	CAD	2,570,000	$2,347,983
Government of Canada, 3.25%, 6/01/21	CAD	664,000	647,553
Government of Canada, 5.75%, 6/01/33	CAD	1,176,000	1,548,515
Government of Canada, 4%, 6/01/41	CAD	356,000	398,429

			$4,942,480

Denmark – 0.7%
Kingdom of Denmark, 3%, 11/15/21	DKK	7,372,000	$1,463,550

Finland – 0.5%
Republic of Finland, 3.875%, 9/15/17	EUR	771,000	$1,084,865

France – 3.7%
Republic of France, 2.5%, 10/25/20	EUR	1,006,000	$1,422,959
Republic of France, 6%, 10/25/25	EUR	1,428,000	2,653,996
Republic of France, 4.75%, 4/25/35	EUR	2,171,000	3,965,265

			$8,042,220

Germany – 5.8%
Federal Republic of Germany, 4.25%, 7/04/18	EUR	2,251,000	$3,298,169
Federal Republic of Germany, 3.25%, 7/04/21	EUR	3,647,000	5,485,098
Federal Republic of Germany, 6.25%, 1/04/30	EUR	1,505,000	3,153,958
Federal Republic of Germany, 2.5%, 7/04/44	EUR	450,000	652,895

			$12,590,120

Iceland – 0.5%
Republic of Iceland, 4.875%, 6/16/16 (n)		$1,122,000	$1,167,867

Ireland – 1.3%
Republic of Ireland, 5.5%, 10/18/17	EUR	1,507,000	$2,211,805
Republic of Ireland, 5.4%, 3/13/25	EUR	317,000	533,356

			$2,745,161

Issuer	Shares/Par		Value ($)

BONDS – continued
Foreign Bonds – continued
Italy – 11.0%
Republic of Italy, 5.25%, 8/01/17	EUR	8,803,000	$12,565,123
Republic of Italy, 3.75%, 3/01/21	EUR	7,949,000	11,421,491

			$23,986,614

Japan – 21.5%
Government of Japan, 2%, 3/20/52	JPY	87,900,000	$862,507
Government of Japan, 1.1%, 6/20/20	JPY	1,895,200,000	18,158,202
Government of Japan, 2.1%, 9/20/24	JPY	1,174,350,000	12,343,851
Government of Japan, 2.2%, 9/20/27	JPY	868,900,000	9,324,234
Government of Japan, 2.4%, 3/20/37	JPY	448,600,000	4,824,286
Toyota Motor Credit Corp., FRN, 0.521%, 5/17/16		$1,227,000	1,231,409

			$46,744,489

Netherlands – 2.9%
Kingdom of the Netherlands, 3.5%, 7/15/20	EUR	3,022,000	$4,493,300
Kingdom of the Netherlands, 5.5%, 1/15/28	EUR	970,000	1,835,092

			$6,328,392

New Zealand – 1.6%
Government of New Zealand, 5%, 3/15/19	NZD	2,700,000	$2,194,320
Government of New Zealand, 5.5%, 4/15/23	NZD	1,448,000	1,238,739

			$3,433,059

Norway – 0.0%
Statoil A.S.A., FRN, 0.523%, 5/15/18		$45,000	$45,002

Portugal – 0.4%
Republic of Portugal, 4.8%, 6/15/20	EUR	584,000	$849,964

Spain – 6.4%
Kingdom of Spain, 5.4%, 1/31/23	EUR	1,962,000	$3,165,259
Kingdom of Spain, 5.5%, 7/30/17	EUR	3,781,000	5,443,174
Kingdom of Spain, 4.6%, 7/30/19	EUR	3,573,000	5,303,012

			$13,911,445

Sweden – 2.1%
Kingdom of Sweden, 5%, 12/01/20	SEK	16,105,000	$2,775,345
Kingdom of Sweden, 3.5%, 6/01/22	SEK	4,745,000	769,258
Nordea Bank AB, FRN, 0.693%, 5/13/16 (n)		$1,000,000	1,005,190

			$4,549,793

United Kingdom – 4.1%
HSBC Bank PLC, FRN, 0.873%, 5/15/18 (n)		$403,000	$406,472
United Kingdom Treasury, 4.25%, 12/07/27	GBP	844,000	1,614,344
United Kingdom Treasury, 4.25%, 3/07/36	GBP	3,232,000	6,306,813

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Foreign Bonds – continued
United Kingdom – continued
United Kingdom Treasury, 3.25%, 1/22/44	GBP	336,000	$564,324

			$8,891,953

Total Foreign Bonds			$150,909,333

U.S. Bonds – 27.2%
Asset-Backed & Securitized – 0.0%
Commercial Mortgage Asset Trust, FRN, 0.82%, 1/17/32 (i)(z)		$927,230	$5,159
First Union National Bank Commercial Mortgage Trust, FRN, 2.009%, 1/12/43 (d)(i)(q)(z)		194,423	303

			$5,462

Mortgage-Backed – 0.6%
Fannie Mae, 5.5%, 2/01/15		$46,155	$46,374
Fannie Mae, 4.78%, 8/01/15		84,373	86,007
Fannie Mae, 4.856%, 8/01/15		40,616	41,390
Fannie Mae, 5.433%, 2/01/16		73,547	77,077
Fannie Mae, 5.09%, 12/01/16		82,074	88,242
Fannie Mae, 5.05%, 1/01/17		50,420	53,504
Fannie Mae, 5.205%, 1/01/18		95,846	100,860
Fannie Mae, 5.1%, 3/01/19		60,334	67,224
Fannie Mae, 5.18%, 3/01/19		60,405	65,189
Freddie Mac, 1.426%, 8/25/17		560,000	562,317
Freddie Mac, 3.882%, 11/25/17		89,000	94,925
Freddie Mac, 5.085%, 3/25/19		43,000	48,291
Freddie Mac, 3.32%, 2/25/23		5,000	5,171

			$1,336,571

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Bonds – continued
U.S. Government Agencies and Equivalents – 0.7%
Aid-Egypt, 4.45%, 9/15/15	$301,000	$312,897
Small Business Administration, 4.57%, 6/01/25	15,587	16,618
Small Business Administration, 5.09%, 10/01/25	16,696	18,049
Small Business Administration, 5.21%, 1/01/26	210,650	226,267
Small Business Administration, 2.22%, 3/01/33	949,376	913,992

		$1,487,823

U.S. Treasury Obligations – 25.9%
U.S. Treasury Bonds, 5.25%, 2/15/29	$4,242,000	$5,461,575
U.S. Treasury Bonds, 4.5%, 8/15/39	8,960,400	11,120,699
U.S. Treasury Bonds, 3.625%, 2/15/44	1,438,000	1,553,939
U.S. Treasury Notes, 4.125%, 5/15/15	13,403,000	13,741,211
U.S. Treasury Notes, 4.75%, 8/15/17	12,315,000	13,602,299
U.S. Treasury Notes, 3.5%, 5/15/20	7,562,000	8,195,318
U.S. Treasury Notes, 2.75%, 2/15/24	2,624,000	2,685,706

		$56,360,747

Total U.S. Bonds		$59,190,603

Total Bonds		$210,099,936

MONEY MARKET FUNDS – 2.3%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	4,994,508	$4,994,508

Total Investments		$215,094,444

OTHER ASSETS, LESS LIABILITIES – 1.1%		2,313,091

NET ASSETS – 100.0%		$217,407,535

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,579,529, representing 1.2% of net assets.

(q)	Interest received was less than stated coupon rate.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Commercial Mortgage Asset Trust, FRN, 0.82%, 1/17/32	8/25/03-12/02/11	$7,215	$5,159
First Union National Bank Commercial Mortgage Trust, FRN, 2.009%, 1/12/43	12/11/03-11/30/11	163	303
Total Restricted Securities			$5,462
% of Net assets			0.0%

2

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona

Derivative Contracts at 9/30/14

Forward Foreign Currency Exchange Contracts at 9/30/14

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Goldman Sachs International	73,345	10/10/14	$68,000	$64,181	$3,819
SELL	AUD	Westpac Banking Corp.	2,284,818	10/10/14	2,126,754	1,999,340	127,414
SELL	CAD	Barclays Bank PLC	454,039	10/10/14	413,213	405,323	7,890
SELL	CAD	Citibank N.A.	116,000	10/10/14	107,413	103,554	3,859
SELL	CAD	Deutsche Bank AG	1,240,000	10/10/14	1,131,589	1,106,955	24,634
SELL	CAD	Goldman Sachs International	2,474,835	10/10/14	2,252,000	2,209,300	42,700
SELL	CAD	Merrill Lynch International Bank	1,655,024	10/10/14	1,549,430	1,477,449	71,981
SELL	CHF	Credit Suisse Group	4,000	10/10/14	4,478	4,190	288
SELL	CHF	UBS AG	2,053,000	10/10/14	2,299,378	2,150,555	148,823
SELL	DKK	Barclays Bank PLC	689,353	10/10/14	125,919	116,972	8,947
SELL	DKK	UBS AG	689,353	10/10/14	125,911	116,972	8,939
SELL	EUR	Barclays Bank PLC	11,629,096	10/10/14-12/18/14	15,726,378	14,689,317	1,037,061
SELL	EUR	Citibank N.A.	1,250,000	10/10/14	1,681,860	1,578,894	102,966
SELL	EUR	Credit Suisse Group	3,534,562	10/10/14	4,644,782	4,464,559	180,223
SELL	EUR	Deutsche Bank AG	1,864,000	10/10/14	2,460,633	2,354,447	106,186
SELL	EUR	Goldman Sachs International	2,857,323	10/10/14	3,817,912	3,609,128	208,784
SELL	EUR	UBS AG	1,696,000	10/10/14	2,243,766	2,142,244	101,522
SELL	GBP	Citibank N.A.	67,000	10/10/14	112,877	108,610	4,267
SELL	GBP	Deutsche Bank AG	123,000	10/10/14	203,985	199,388	4,597
SELL	GBP	Goldman Sachs International	338,091	10/10/14	569,447	548,058	21,389
SELL	GBP	JPMorgan Chase Bank N.A.	223,000	10/10/14	367,884	361,491	6,393
SELL	JPY	Barclays Bank PLC	69,842,000	10/10/14	654,473	636,843	17,630
SELL	JPY	Citibank N.A.	122,043,000	10/10/14	1,188,809	1,112,829	75,980
SELL	JPY	Credit Suisse Group	25,728,000	10/10/14	253,427	234,597	18,830
SELL	JPY	Deutsche Bank AG	34,864,000	10/10/14	335,553	317,902	17,651
SELL	JPY	Goldman Sachs International	198,535,000	10/10/14	1,893,875	1,810,309	83,566
SELL	JPY	JPMorgan Chase Bank N.A.	165,011,000	10/10/14	1,569,553	1,504,626	64,927
SELL	NOK	UBS AG	258	10/10/14	42	40	2
SELL	NZD	Barclays Bank PLC	776,413	10/10/14	637,967	605,624	32,343
SELL	NZD	Credit Suisse Group	413,017	10/10/14	356,146	322,165	33,981
SELL	NZD	Goldman Sachs International	8,656,256	10/10/14	7,365,680	6,752,126	613,554
SELL	SEK	Goldman Sachs International	20,355,701	10/10/14	2,978,584	2,820,821	157,763

							$3,338,909

3

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 9/30/14 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
BUY	AUD	Goldman Sachs International	2,413,208	10/10/14	$2,237,217	$2,111,688	$(125,529)
BUY	CAD	Citibank N.A.	1,215,000	10/10/14	1,116,128	1,084,637	(31,491)
BUY	DKK	Morgan Stanley Capital Services, Inc.	229,000	10/10/14	41,777	38,858	(2,919)
BUY	EUR	Barclays Bank PLC	3,646,000	10/10/14	4,884,565	4,605,319	(279,246)
BUY	EUR	Credit Suisse Group	1,027,886	10/10/14	1,326,786	1,298,339	(28,447)
BUY	EUR	Goldman Sachs International	215,000	10/10/14	292,432	271,570	(20,862)
BUY	GBP	Credit Suisse Group	2,679,074	10/10/14	4,582,600	4,342,880	(239,720)
BUY	GBP	Merrill Lynch International Bank	2,679,074	10/10/14	4,584,231	4,342,880	(241,351)
BUY	JPY	Deutsche Bank AG	795,888,046	10/10/14	7,842,111	7,257,176	(584,935)
BUY	JPY	Goldman Sachs International	91,696,000	10/10/14	899,925	836,115	(63,810)
BUY	NOK	Deutsche Bank AG	13,886,000	10/10/14	2,246,159	2,160,726	(85,433)
BUY	NZD	JPMorgan Chase Bank N.A.	2,654,000	10/10/14	2,241,518	2,070,195	(171,323)
BUY	PLN	Citibank N.A.	24,636	10/14/14	7,793	7,437	(356)

							$(1,875,422)

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

9/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$57,848,570	$—	$57,848,570
Non-U.S. Sovereign Debt	—	148,266,262	—	148,266,262
Residential Mortgage-Backed Securities	—	1,336,571	—	1,336,571
Commercial Mortgage-Backed Securities	—	5,462	—	5,462
Foreign Bonds	—	2,643,071	—	2,643,071
Mutual Funds	4,994,508	—	—	4,994,508
Total Investments	$4,994,508	$210,099,936	$—	$215,094,444

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,463,487	$—	$1,463,487

For further information regarding security characteristics, see the Portfolio of Investments.

5

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$226,060,734
Gross unrealized appreciation	2,743,917
Gross unrealized depreciation	(13,710,207)
Net unrealized appreciation (depreciation)	$(10,966,290)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	25,496,421	30,701,501	(51,203,414)	4,994,508

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$7,819	$4,994,508

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2014, are as follows:

United States	30.0%
Japan	21.5%
Italy	11.1%
Spain	6.5%
Germany	5.9%
United Kingdom	4.1%
France	3.8%
Belgium	3.1%
Netherlands	2.9%
Other Countries	11.1%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

6

QUARTERLY REPORT

September 30, 2014

MFS® HIGH YIELD PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 93.0%
Aerospace – 2.4%
Bombardier, Inc., 7.5%, 3/15/18 (n)	$1,790,000	$1,955,575
Bombardier, Inc., 7.75%, 3/15/20 (n)	1,265,000	1,379,103
Bombardier, Inc., 6.125%, 1/15/23 (n)	1,155,000	1,156,444
CPI International, Inc., 8.75%, 2/15/18	2,424,000	2,508,840
Gencorp, Inc., 7.125%, 3/15/21	2,625,000	2,828,438
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	3,085,000	3,324,088
TransDigm, Inc., 6%, 7/15/22 (n)	515,000	508,563
TransDigm, Inc., 6.5%, 7/15/24 (n)	980,000	976,325

		$14,637,376

Apparel Manufacturers – 0.4%
Hanesbrands, Inc., 6.375%, 12/15/20	$1,430,000	$1,504,360
PVH Corp., 4.5%, 12/15/22	1,030,000	1,006,825

		$2,511,185

Asset-Backed & Securitized – 0.4%
Arbor Realty Mortgage Securities, CDO, FRN, 2.533%, 4/21/38 (z)	$1,136,457	$1,004,889
Citigroup Commercial Mortgage Trust, FRN, 5.899%, 12/10/49	2,086,863	287,570
Crest Ltd., CDO, 7%, 1/28/40 (a)(p)	1,343,364	64,159
CWCapital Cobalt Ltd., CDO, 6.23%, 5/25/45 (a)(p)(z)	2,693,879	252,713
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.535%, 4/26/50 (a)(p)(z)	1,081,455	11
First Union National Bank Commercial Mortgage Trust, 6.75%, 10/15/32 (d)(q)	1,272,686	636,788

		$2,246,130

Automotive – 2.8%
Accuride Corp., 9.5%, 8/01/18	$2,680,000	$2,793,900
Allison Transmission, Inc., 7.125%, 5/15/19 (n)	2,525,000	2,644,938
Goodyear Tire & Rubber Co., 6.5%, 3/01/21	2,670,000	2,776,800
Goodyear Tire & Rubber Co., 7%, 5/15/22	1,220,000	1,306,925
Jaguar Land Rover PLC, 8.125%, 5/15/21 (n)	2,850,000	3,117,178
Lear Corp., 8.125%, 3/15/20	534,000	563,370
Lear Corp., 4.75%, 1/15/23	1,640,000	1,619,500
Schaeffler Finance B.V., 6.875%, 8/15/18 (n)(p)	1,530,000	1,591,200
Schaeffler Finance B.V., 4.75%, 5/15/21 (z)	1,330,000	1,326,675

		$17,740,486

Broadcasting – 2.3%
AMC Networks, Inc., 7.75%, 7/15/21	$1,520,000	$1,656,800
Clear Channel Communications, Inc., 9%, 3/01/21	1,164,000	1,158,180
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/22	650,000	658,125

Issuer	Shares/Par	Value ($)

BONDS – continued
Broadcasting – continued
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/22	$1,095,000	$1,119,638
Liberty Media Corp., 8.5%, 7/15/29	1,840,000	2,051,600
Netflix, Inc., 5.375%, 2/01/21	1,645,000	1,677,900
Nexstar Broadcasting, Inc., 6.875%, 11/15/20	2,020,000	2,070,500
Univision Communications, Inc., 6.875%, 5/15/19 (n)	785,000	818,363
Univision Communications, Inc., 7.875%, 11/01/20 (n)	1,980,000	2,121,075
Univision Communications, Inc., 8.5%, 5/15/21 (n)	585,000	618,638
Univision Communications, Inc., 6.75%, 9/15/22 (n)	226,000	241,820

		$14,192,639

Brokerage & Asset Managers – 0.5%
E*TRADE Financial Corp., 6.75%, 6/01/16	$100,000	$105,250
E*TRADE Financial Corp., 6.375%, 11/15/19	3,120,000	3,276,000

		$3,381,250

Building – 3.4%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21	$2,720,000	$2,774,400
Building Materials Holding Corp., 6.875%, 8/15/18 (n)	585,000	605,475
Building Materials Holding Corp., 7%, 2/15/20 (n)	825,000	858,000
Building Materials Holding Corp., 6.75%, 5/01/21 (n)	1,620,000	1,696,950
CEMEX S.A.B. de C.V., 5.875%, 3/25/19 (n)	467,000	469,335
CEMEX S.A.B. de C.V., 7.25%, 1/15/21 (n)	684,000	723,330
CEMEX S.A.B. de C.V., 5.7%, 1/11/25 (z)	2,014,000	1,940,489
Gibraltar Industries, Inc., 6.25%, 2/01/21	1,475,000	1,511,875
HD Supply, Inc., 8.125%, 4/15/19	1,320,000	1,425,600
HD Supply, Inc., 7.5%, 7/15/20	2,320,000	2,407,000
Headwaters, Inc., 7.25%, 1/15/19	915,000	947,025
Headwaters, Inc., 7.625%, 4/01/19	775,000	807,938
Nortek, Inc., 8.5%, 4/15/21	2,005,000	2,155,375
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 6/01/20 (n)	1,787,000	1,876,350
USG Corp., 7.875%, 3/30/20 (n)	830,000	896,400

		$21,095,542

Business Services – 1.0%
Equinix, Inc., 4.875%, 4/01/20	$1,325,000	$1,311,750
Equinix, Inc., 5.375%, 4/01/23	1,070,000	1,059,300
Iron Mountain, Inc., 8.375%, 8/15/21	815,000	848,619
Lender Processing Services, Inc., 5.75%, 4/15/23	795,000	830,775

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Business Services – continued
NeuStar, Inc., 4.5%, 1/15/23		$2,310,000	$2,044,350

			$6,094,794

Cable TV – 5.1%
CCO Holdings LLC, 5.25%, 9/30/22		$250,000	$244,688
CCO Holdings LLC/CCO Holdings Capital Corp., 8.125%, 4/30/20		2,385,000	2,519,156
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/01/20		905,000	957,038
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21		2,100,000	2,189,250
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24		1,620,000	1,611,900
Cequel Communications Holdings, 6.375%, 9/15/20 (n)		1,650,000	1,697,438
DISH DBS Corp., 6.75%, 6/01/21		1,165,000	1,252,375
DISH DBS Corp., 5%, 3/15/23		1,590,000	1,525,406
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22		1,315,000	1,328,150
Intelsat Jackson Holdings S.A., 5.5%, 8/01/23		3,075,000	2,936,625
Intelsat Luxembourg S.A., 8.125%, 6/01/23		1,970,000	2,053,725
Lynx I Corp., 5.375%, 4/15/21 (n)		1,085,000	1,093,138
Lynx II Corp., 6.375%, 4/15/23 (n)		1,485,000	1,533,263
Numericable Group S.A., 6%, 5/15/22 (n)		2,645,000	2,664,838
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)		635,000	608,013
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)		255,000	258,188
SIRIUS XM Radio, Inc., 4.625%, 5/15/23 (n)		770,000	716,100
SIRIUS XM Radio, Inc., 6%, 7/15/24 (n)		1,155,000	1,172,325
Telenet Finance Luxembourg, 6.375%, 11/15/20 (n)	EUR	1,175,000	1,567,570
Unitymedia Hessen, 5.5%, 1/15/23 (n)		$1,605,000	1,621,050
UPCB Finance III Ltd., 6.625%, 7/01/20 (n)		870,000	909,237
Ziggo Bond Co. B.V., 8%, 5/15/18 (n)	EUR	945,000	1,286,293

			$31,745,766

Chemicals – 3.1%
Celanese U.S. Holdings LLC, 5.875%, 6/15/21		$1,628,000	$1,733,820
Celanese U.S. Holdings LLC, 4.625%, 11/15/22		965,000	945,700
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 5/01/21 (n)		1,765,000	1,892,963
Hexion U.S. Finance Corp., 6.625%, 4/15/20		1,180,000	1,185,900
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/18		2,010,000	2,047,688
Huntsman International LLC, 8.625%, 3/15/21		1,585,000	1,711,800
INEOS Finance PLC, 8.375%, 2/15/19 (n)		1,715,000	1,835,050
INEOS Finance PLC, 7.5%, 5/01/20 (n)		100,000	106,500

Issuer	Shares/Par	Value ($)

BONDS – continued
Chemicals – continued
INEOS Group Holdings S.A., 6.125%, 8/15/18 (n)	$1,380,000	$1,376,550
INEOS Group Holdings S.A., 5.875%, 2/15/19 (n)	865,000	852,025
Taminco Global Chemical Corp., 9.75%, 3/31/20 (n)	1,510,000	1,662,888
Tronox Finance LLC, 6.375%, 8/15/20	3,285,000	3,297,319
W.R. Grace & Co., 5.125%, 10/01/21 (n)	900,000	914,625

		$19,562,828

Computer Software – 0.5%
Syniverse Holdings, Inc., 9.125%, 1/15/19	$755,000	$792,750
VeriSign, Inc., 4.625%, 5/01/23	2,090,000	2,016,850

		$2,809,600

Computer Software – Systems – 0.6%
Audatex North America, Inc., 6%, 6/15/21 (n)	$740,000	$758,500
Audatex North America, Inc., 6.125%, 11/01/23 (n)	455,000	466,375
CDW LLC/CDW Finance Corp., 8.5%, 4/01/19	1,539,000	1,631,340
CDW LLC/CDW Finance Corp., 6%, 8/15/22	1,035,000	1,073,813

		$3,930,028

Conglomerates – 2.3%
Amsted Industries Co., 5%, 3/15/22 (n)	$2,320,000	$2,253,300
BC Mountain LLC, 7%, 2/01/21 (n)	1,335,000	1,228,200
Dynacast International LLC, 9.25%, 7/15/19	1,775,000	1,899,250
EnPro Industries, Inc., 5.875%, 9/15/22 (n)	1,425,000	1,446,375
Entegris, Inc., 6%, 4/01/22 (n)	2,725,000	2,765,875
Renaissance Acquisition, 6.875%, 8/15/21 (n)	2,265,000	2,270,663
Rexel S.A., 6.125%, 12/15/19 (n)	1,490,000	1,527,250
Silver II Borrower, 7.75%, 12/15/20 (n)	1,070,000	1,110,125

		$14,501,038

Construction – 0.3%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/21	$930,000	$985,800
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/24 (n)	807,000	829,193

		$1,814,993

Consumer Products – 0.9%
Elizabeth Arden, Inc., 7.375%, 3/15/21	$1,680,000	$1,491,000
Prestige Brands, Inc., 8.125%, 2/01/20	971,000	1,034,115
Prestige Brands, Inc., 5.375%, 12/15/21 (n)	1,150,000	1,081,000
Spectrum Brands, Inc., 6.375%, 11/15/20	1,825,000	1,902,563

		$5,508,678

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Consumer Services – 1.5%
ADT Corp., 6.25%, 10/15/21	$1,690,000	$1,749,150
ADT Corp., 4.125%, 6/15/23	885,000	787,650
Garda World Security Corp., 7.25%, 11/15/21 (n)	590,000	587,050
Garda World Security Corp., 7.25%, 11/15/21 (n)	1,445,000	1,437,775
Grupo Posadas S.A.B. de C.V., 7.875%, 11/30/17	1,115,000	1,070,400
Monitronics International, Inc., 9.125%, 4/01/20	2,105,000	2,168,150
Service Corp. International, 7%, 6/15/17	650,000	708,500
Service Corp. International, 5.375%, 5/15/24 (n)	1,025,000	1,027,563

		$9,536,238

Containers – 3.1%
Ardagh Packaging Finance PLC, 7%, 11/15/20 (n)	$331,765	$335,082
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)	1,160,000	1,249,900
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)	200,000	216,500
Ardagh Packaging Finance PLC, 6%, 6/30/21 (n)	1,365,000	1,310,400
Ball Corp., 5%, 3/15/22	1,393,000	1,399,965
Ball Corp., 4%, 11/15/23	645,000	599,850
Berry Plastics Group, Inc., 5.5%, 5/15/22	2,675,000	2,574,688
Crown American LLC, 4.5%, 1/15/23	3,580,000	3,383,100
Greif, Inc., 6.75%, 2/01/17	650,000	700,375
Greif, Inc., 7.75%, 8/01/19	765,000	868,275
Reynolds Group, 7.125%, 4/15/19	1,235,000	1,279,769
Reynolds Group, 9.875%, 8/15/19	940,000	1,011,675
Reynolds Group, 5.75%, 10/15/20	1,265,000	1,287,138
Reynolds Group, 8.25%, 2/15/21	1,570,000	1,660,275
Signode Industrial Group, 6.375%, 5/01/22 (n)	1,705,000	1,636,800

		$19,513,792

Defense Electronics – 0.4%
Ducommun, Inc., 9.75%, 7/15/18	$2,294,000	$2,480,388

Electrical Equipment – 0.3%
Anixter, Inc., 5.125%, 10/01/21	$1,800,000	$1,777,500

Electronics – 1.9%
Advanced Micro Devices, Inc., 6.75%, 3/01/19	$2,045,000	$2,065,450
Advanced Micro Devices, Inc., 7.5%, 8/15/22	735,000	742,350
Advanced Micro Devices, Inc., 7%, 7/01/24	570,000	544,350
Micron Technology, Inc., 5.875%, 2/15/22 (n)	1,630,000	1,687,050
Micron Technology, Inc., 5.5%, 2/01/25 (n)	1,085,000	1,063,300
Nokia Corp., 5.375%, 5/15/19	570,000	602,775
Nokia Corp., 6.625%, 5/15/39	900,000	949,500

Issuer	Shares/Par	Value ($)

BONDS – continued
Electronics – continued
NXP B.V., 5.75%, 2/15/21 (n)	$1,045,000	$1,060,675
NXP B.V., 5.75%, 3/15/23 (n)	1,495,000	1,513,688
Sensata Technologies B.V., 6.5%, 5/15/19 (n)	1,695,000	1,767,038

		$11,996,176

Energy – Independent – 8.4%
American Energy-Permian Basin LLC, 7.125%, 11/01/20 (z)	$850,000	$777,750
American Energy-Permian Basin LLC, 7.375%, 11/01/21 (z)	1,055,000	965,325
Antero Resources Finance Corp., 6%, 12/01/20	1,475,000	1,504,500
Antero Resources Finance Corp., 5.375%, 11/01/21	1,440,000	1,432,800
Athlon Holdings LP/Athlon Finance Corp., 6%, 5/01/22 (n)	2,030,000	2,177,175
Baytex Energy Corp., 5.125%, 6/01/21 (n)	285,000	277,875
Baytex Energy Corp., 5.625%, 6/01/24 (z)	1,460,000	1,401,600
BreitBurn Energy Partners LP, 8.625%, 10/15/20	1,270,000	1,320,800
BreitBurn Energy Partners LP, 7.875%, 4/15/22	2,455,000	2,485,688
Chaparral Energy, Inc., 7.625%, 11/15/22	1,885,000	1,932,125
Chesapeake Energy Corp., 5.75%, 3/15/23	910,000	969,150
Concho Resources, Inc., 6.5%, 1/15/22	2,230,000	2,369,375
Concho Resources, Inc., 5.5%, 4/01/23	1,740,000	1,809,600
Denbury Resources, Inc., 4.625%, 7/15/23	1,935,000	1,789,875
EP Energy LLC, 6.875%, 5/01/19	875,000	912,188
EP Energy LLC, 9.375%, 5/01/20	2,395,000	2,610,550
EP Energy LLC, 7.75%, 9/01/22	2,565,000	2,712,488
EPL Oil & Gas, Inc., 8.25%, 2/15/18	1,031,000	1,054,198
Halcon Resources Corp., 8.875%, 5/15/21	2,310,000	2,275,350
Harvest Operations Corp., 6.875%, 10/01/17	1,210,000	1,261,425
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2/15/20 (n)	605,000	631,469
Laredo Petroleum, Inc., 5.625%, 1/15/22	745,000	730,100
Laredo Petroleum, Inc., 7.375%, 5/01/22	7,000	7,350
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20	1,030,000	1,064,763
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/01/21	1,739,000	1,752,043
Linn Energy LLC/Linn Energy Finance Corp., 6.5%, 9/15/21	675,000	658,125
MEG Energy Corp., 6.5%, 3/15/21 (n)	1,315,000	1,347,875
MEG Energy Corp., 7%, 3/31/24 (n)	1,160,000	1,200,600
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (n)	1,417,000	1,459,510
Oasis Petroleum, Inc., 6.875%, 3/15/22	2,495,000	2,632,225
Range Resources Corp., 6.75%, 8/01/20	150,000	157,875
Range Resources Corp., 5.75%, 6/01/21	250,000	262,500

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Independent – continued
Range Resources Corp., 5%, 8/15/22	$2,330,000	$2,382,425
RSP Permian, Inc., 6.625%, 10/01/22 (n)	690,000	694,313
Sanchez Energy Corp., 6.125%, 1/15/23 (z)	2,320,000	2,297,496
SandRidge Energy, Inc., 8.125%, 10/15/22	1,195,000	1,193,506
SM Energy Co., 6.5%, 11/15/21	1,745,000	1,845,338

		$52,357,350

Entertainment – 1.9%
Activision Blizzard, Inc., 6.125%, 9/15/23 (n)	$1,620,000	$1,721,250
Cedar Fair LP, 5.25%, 3/15/21	1,935,000	1,905,975
Cedar Fair LP, 5.375%, 6/01/24 (n)	880,000	853,600
Cinemark USA, Inc., 5.125%, 12/15/22	1,415,000	1,390,238
Cinemark USA, Inc., 4.875%, 6/01/23	1,520,000	1,447,800
Seven Seas Cruises S. DE R.L., 9.125%, 5/15/19	2,280,000	2,428,200
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)	2,200,000	2,134,000

		$11,881,063

Financial Institutions – 4.5%
AerCap Ireland Capital Ltd., 5%, 10/01/21 (n)	$1,035,000	$1,029,825
Aircastle Ltd., 4.625%, 12/15/18	1,810,000	1,810,000
Aircastle Ltd., 5.125%, 3/15/21	880,000	869,000
Aviation Capital Group, 4.625%, 1/31/18 (n)	1,460,000	1,521,924
Aviation Capital Group, 6.75%, 4/06/21 (n)	1,285,000	1,458,475
CIT Group, Inc., 5.25%, 3/15/18	1,655,000	1,704,650
CIT Group, Inc., 6.625%, 4/01/18 (n)	1,925,000	2,064,563
CIT Group, Inc., 5.5%, 2/15/19 (n)	1,898,000	1,985,783
CIT Group, Inc., 5%, 8/15/22	2,245,000	2,250,613
Icahn Enterprises LP, 6%, 8/01/20	1,020,000	1,048,050
Icahn Enterprises LP, 5.875%, 2/01/22	2,465,000	2,465,000
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/18	820,000	817,950
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/20	2,660,000	2,686,600
SLM Corp., 4.875%, 6/17/19	490,000	490,000
SLM Corp., 8%, 3/25/20	2,930,000	3,285,263
SLM Corp., 7.25%, 1/25/22	1,700,000	1,844,500
SLM Corp., 6.125%, 3/25/24	1,055,000	1,028,625

		$28,360,821

Food & Beverages – 1.6%
B&G Foods, Inc., 4.625%, 6/01/21	$1,915,000	$1,824,038
Constellation Brands, Inc., 3.75%, 5/01/21	335,000	328,719
Constellation Brands, Inc., 4.25%, 5/01/23	1,755,000	1,713,319
Darling Ingredients, Inc., 5.375%, 1/15/22	2,110,000	2,125,825
H.J. Heinz Co., 4.25%, 10/15/20	1,710,000	1,699,313

Issuer	Shares/Par	Value ($)

BONDS – continued
Food & Beverages – continued
Sun Merger Sub, Inc., 5.875%, 8/01/21 (n)	$2,230,000	$2,257,875

		$9,949,089

Forest & Paper Products – 0.4%
Appvion, Inc., 9%, 6/01/20 (n)	$1,680,000	$1,388,100
Tembec Industries, Inc., 9%, 12/15/19 (n)	1,280,000	1,289,600

		$2,677,700

Gaming & Lodging – 2.6%
CCM Merger, Inc., 9.125%, 5/01/19 (n)	$2,095,000	$2,210,225
Chester Downs & Marina LLC, 9.25%, 2/01/20 (n)	835,000	784,900
Greektown Holdings LLC, 8.875%, 3/15/19 (n)	1,800,000	1,791,000
Hilton Worldwide Finance Co., 5.625%, 10/15/21 (n)	1,675,000	1,725,250
Isle of Capri Casinos, Inc., 8.875%, 6/15/20	620,000	658,750
Isle of Capri Casinos, Inc., 5.875%, 3/15/21	395,000	399,938
MGM Resorts International, 6.625%, 12/15/21	1,990,000	2,099,450
Pinnacle Entertainment, Inc., 8.75%, 5/15/20	1,355,000	1,432,913
Pinnacle Entertainment, Inc., 6.375%, 8/01/21	1,015,000	1,060,675
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/21	1,925,000	1,876,875
Wynn Las Vegas LLC, 7.75%, 8/15/20	2,025,000	2,149,031

		$16,189,007

Industrial – 1.5%
Dematic S.A., 7.75%, 12/15/20 (n)	$2,785,000	$2,924,250
Howard Hughes Corp., 6.875%, 10/01/21 (n)	2,440,000	2,519,300
Hyva Global B.V., 8.625%, 3/24/16 (n)	1,412,000	1,427,814
SPL Logistics Escrow LLC, 8.875%, 8/01/20 (n)	2,065,000	2,245,688

		$9,117,052

International Market Quasi-Sovereign – 0.2%
Eksportfinans A.S.A., 5.5%, 5/25/16	$735,000	$774,764
Eksportfinans A.S.A., 5.5%, 6/26/17	546,000	588,315

		$1,363,079

Machinery & Tools – 1.7%
Ashtead Capital, Inc., 5.625%, 10/01/24 (n)	$2,385,000	$2,396,925
H&E Equipment Services Co., 7%, 9/01/22	2,400,000	2,562,000
Jurassic Holdings III, Inc., 6.875%, 2/15/21 (n)	2,035,000	2,035,000
Light Tower Rentals, Inc., 8.125%, 8/01/19 (z)	850,000	858,500
RSC Equipment Rental, Inc., 8.25%, 2/01/21	1,460,000	1,580,450

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Machinery & Tools – continued
United Rentals North America, Inc., 7.625%, 4/15/22	$1,183,000	$1,286,513

		$10,719,388

Major Banks – 1.2%
Bank of America Corp., FRN, 5.2%, 12/31/49	$2,385,000	$2,241,900
JPMorgan Chase & Co., 6% to 8/01/23, FRN to 12/29/49	1,905,000	1,874,044
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31, FRN to 8/29/49	1,850,000	2,164,500
Royal Bank of Scotland Group PLC, 6.99% to 10/04/17, FRN to 10/29/49 (n)	850,000	972,719

		$7,253,163

Medical & Health Technology & Services – 4.7%
CHS/Community Health Systems, Inc., 5.125%, 8/01/21 (n)	$440,000	$438,900
CHS/Community Health Systems, Inc., 6.875%, 2/01/22 (n)	3,430,000	3,567,200
Davita, Inc., 6.625%, 11/01/20	1,930,000	2,024,088
Davita, Inc., 5.125%, 7/15/24	1,065,000	1,046,363
Fresenius Medical Care Capital Trust III, 5.625%, 7/31/19 (n)	1,030,000	1,084,281
Fresenius Medical Care Capital Trust III, 5.875%, 1/31/22 (n)	765,000	810,900
HCA, Inc., 7.25%, 9/15/20	530,000	556,500
HCA, Inc., 7.5%, 2/15/22	3,125,000	3,515,625
HCA, Inc., 5.875%, 3/15/22	1,435,000	1,508,544
HCA, Inc., 4.75%, 5/01/23	200,000	195,500
HCA, Inc., 5%, 3/15/24	1,450,000	1,426,438
HealthSouth Corp., 8.125%, 2/15/20	3,075,000	3,244,125
LifePoint Hospitals, Inc., 5.5%, 12/01/21	3,275,000	3,315,938
Tenet Healthcare Corp., 8%, 8/01/20	2,560,000	2,700,800
Tenet Healthcare Corp., 4.5%, 4/01/21	2,530,000	2,466,750
Universal Health Services, Inc., 7.625%, 8/15/20	1,750,000	1,645,000

		$29,546,952

Medical Equipment – 0.9%
Biomet, Inc., 6.5%, 8/01/20	$1,240,000	$1,314,400
Physio-Control International, Inc., 9.875%, 1/15/19 (n)	969,000	1,036,830
Teleflex, Inc., 6.875%, 6/01/19	1,705,000	1,785,988
Teleflex, Inc., 5.25%, 6/15/24 (n)	1,330,000	1,303,400

		$5,440,618

Metals & Mining – 4.5%
Alcoa, Inc., 5.125%, 10/01/24	$420,000	$420,546
ArcelorMittal S.A., 6.75%, 2/25/22	630,000	676,453
ArcelorMittal S.A., 7.25%, 3/01/41	1,080,000	1,082,700
Arch Coal, Inc., 8%, 1/15/19 (n)	1,070,000	917,525
Arch Coal, Inc., 7.25%, 10/01/20	670,000	361,800
Century Aluminum Co., 7.5%, 6/01/21 (n)	1,890,000	2,012,850
Commercial Metals Co., 4.875%, 5/15/23	1,743,000	1,673,280

Issuer	Shares/Par	Value ($)

BONDS – continued
Metals & Mining – continued
Consol Energy, Inc., 6.375%, 3/01/21	$790,000	$801,850
Consol Energy, Inc., 5.875%, 4/15/22 (n)	1,940,000	1,910,900
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)	3,146,000	3,240,380
First Quantum Minerals Ltd., 7.25%, 5/15/22 (n)	1,312,000	1,341,520
Fortescue Metals Group Ltd., 8.25%, 11/01/19 (n)	2,425,000	2,506,844
GrafTech International Co., 6.375%, 11/15/20	2,170,000	2,153,725
Molycorp, Inc., 10%, 6/01/20	600,000	417,000
Steel Dynamics, Inc., 5.125%, 10/01/21 (n)	975,000	989,625
Steel Dynamics, Inc., 5.25%, 4/15/23	1,385,000	1,395,388
Steel Dynamics, Inc., 5.5%, 10/01/24 (n)	975,000	979,875
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)	715,000	750,750
Suncoke Energy, Inc., 7.625%, 8/01/19	1,620,000	1,709,100
TMS International Corp., 7.625%, 10/15/21 (n)	1,570,000	1,640,650
Walter Energy, Inc., 9.5%, 10/15/19 (n)	1,035,000	941,850
Walter Energy, Inc., 8.5%, 4/15/21	1,060,000	318,000

		$28,242,611

Midstream – 5.0%
Access Midstream Partners Co., 5.875%, 4/15/21	$645,000	$680,475
Access Midstream Partners Co., 4.875%, 5/15/23	2,385,000	2,447,606
AmeriGas Finance LLC, 6.75%, 5/20/20	2,590,000	2,693,600
Atlas Pipeline Partners LP/Atlas Pipeline, 4.75%, 11/15/21	660,000	614,625
Atlas Pipeline Partners LP/Atlas Pipeline, 5.875%, 8/01/23	2,035,000	1,989,213
Crestwood Midstream Partners LP, 6%, 12/15/20	1,945,000	1,954,725
Crestwood Midstream Partners LP, 6.125%, 3/01/22	905,000	907,263
El Paso Corp., 7.75%, 1/15/32	3,725,000	4,572,438
Energy Transfer Equity LP, 7.5%, 10/15/20	2,105,000	2,341,813
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/21	790,000	772,225
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22	2,570,000	2,505,750
MarkWest Energy Partners LP, 5.5%, 2/15/23	1,805,000	1,845,613
MarkWest Energy Partners LP, 4.5%, 7/15/23	1,108,000	1,074,760
Sabine Pass Liquefaction LLC, 5.625%, 2/01/21	2,020,000	2,075,550
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	1,880,000	1,898,800
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24 (n)	1,055,000	1,073,463

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Midstream – continued
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.5%, 7/01/21	$570,000	$609,900
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.5%, 8/15/22	1,190,000	1,166,200

		$31,224,019

Network & Telecom – 2.0%
Centurylink, Inc., 6.45%, 6/15/21	$1,120,000	$1,198,400
Centurylink, Inc., 6.75%, 12/01/23	585,000	627,413
Centurylink, Inc., 7.65%, 3/15/42	1,970,000	1,940,450
Citizens Communications Co., 9%, 8/15/31	2,165,000	2,246,188
Frontier Communications Corp., 8.125%, 10/01/18	495,000	553,163
Telecom Italia Capital, 6%, 9/30/34	730,000	714,488
Telecom Italia S.p.A., 5.303%, 5/30/24 (n)	1,930,000	1,891,400
TW Telecom Holdings, Inc., 5.375%, 10/01/22	1,295,000	1,392,125
TW Telecom Holdings, Inc., 5.375%, 10/01/22	600,000	645,000
Windstream Corp., 7.75%, 10/15/20	935,000	984,088

		$12,192,715

Oil Services – 1.3%
Bristow Group, Inc., 6.25%, 10/15/22	$2,588,000	$2,685,050
Pacific Drilling S.A., 5.375%, 6/01/20 (n)	2,000,000	1,830,000
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/19 (n)	1,275,000	1,319,625
Unit Corp., 6.625%, 5/15/21	2,405,000	2,411,000

		$8,245,675

Oils – 0.1%
CITGO Petroleum Corp., 6.25%, 8/15/22 (z)	$700,000	$728,000

Other Banks & Diversified Financials – 0.5%
Groupe BPCE S.A., 12.5% to 8/06/19, FRN to 8/29/49 (n)	$2,447,000	$3,321,803

Pharmaceuticals – 1.6%
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/22 (n)	$2,745,000	$2,889,113
Mallinckrodt International Finance S.A., 5.75%, 8/01/22 (n)	960,000	967,200
Salix Pharmaceuticals Ltd., 6%, 1/15/21 (n)	1,050,000	1,136,625
Valeant Pharmaceuticals International, Inc., 6.75%, 10/01/17 (n)	100,000	103,270
Valeant Pharmaceuticals International, Inc., 7%, 10/01/20 (n)	3,035,000	3,171,575
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)	1,135,000	1,197,425
Vantage Point Imaging, 7.5%, 7/15/21 (n)	320,000	342,400

		$9,807,608

Issuer	Shares/Par	Value ($)

BONDS – continued
Precious Metals & Minerals – 0.5%
Aurico Gold, Inc., 7.75%, 4/01/20 (n)	$1,435,000	$1,435,000
Eldorado Gold Corp., 6.125%, 12/15/20 (n)	1,935,000	1,920,488

		$3,355,488

Printing & Publishing – 0.9%
American Media, Inc., 13.5%, 6/15/18 (z)	$194,964	$194,964
Gannett Co., Inc., 6.375%, 10/15/23 (n)	1,390,000	1,445,600
Gannett Co., Inc., 5.125%, 7/15/20	935,000	937,338
Gannett Co., Inc., 4.875%, 9/15/21 (n)	555,000	536,963
Lamar Media Corp., 5%, 5/01/23	1,140,000	1,097,250
Nielsen Finance LLC, 5%, 4/15/22 (n)	1,335,000	1,304,963

		$5,517,078

Railroad & Shipping – 0.3%
Watco Cos. LLC, 6.375%, 4/01/23 (n)	$1,630,000	$1,638,150

Real Estate – Healthcare – 1.1%
Aviv Healthcare Properties LP/Aviv Healthcare, 6%, 10/15/21	$2,475,000	$2,555,438
MPT Operating Partnership LP, REIT, 6.875%, 5/01/21	2,340,000	2,503,800
MPT Operating Partnership LP, REIT, 6.375%, 2/15/22	1,380,000	1,473,150

		$6,532,388

Real Estate – Other – 1.3%
CNL Lifestyle Properties, Inc., REIT, 7.25%, 4/15/19	$1,355,000	$1,392,263
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/21	2,455,000	2,497,963
ERP Properties, REIT, 7.75%, 7/15/20	1,520,000	1,831,574
ERP Properties, REIT, 5.75%, 8/15/22	550,000	602,151
Felcor Lodging LP, REIT, 5.625%, 3/01/23	1,975,000	1,930,563

		$8,254,514

Retailers – 1.6%
Best Buy Co., Inc., 5.5%, 3/15/21	$2,680,000	$2,767,100
Bon Ton Stores, Inc., 8%, 6/15/21	1,505,000	1,346,975
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19 (n)(p)	1,695,000	1,576,350
Limited Brands, Inc., 7%, 5/01/20	580,000	643,800
Limited Brands, Inc., 6.95%, 3/01/33	735,000	757,050
Neiman Marcus Group Ltd., 8%, 10/15/21 (z)	715,000	743,600
Rite Aid Corp., 9.25%, 3/15/20	1,350,000	1,471,500
Sally Beauty Holdings, Inc., 6.875%, 11/15/19	585,000	620,100

		$9,926,475

Specialty Chemicals – 0.3%
Chemtura Corp., 5.75%, 7/15/21	$1,950,000	$1,930,500

Specialty Stores – 0.7%
Group 1 Automotive, Inc., 5%, 6/01/22 (n)	$2,555,000	$2,471,963
Men’s Wearhouse, Inc., 7%, 7/01/22 (n)	730,000	737,300

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Specialty Stores – continued
Michaels Stores, Inc., 5.875%, 12/15/20 (n)	$1,440,000	$1,432,800

		$4,642,063

Telecommunications – Wireless – 4.3%
Crown Castle International Corp., 4.875%, 4/15/22	$725,000	$705,063
Crown Castle International Corp., 5.25%, 1/15/23	1,710,000	1,695,038
Digicel Group Ltd., 8.25%, 9/01/17 (n)	1,050,000	1,069,740
Digicel Group Ltd., 8.25%, 9/30/20 (n)	765,000	788,027
Digicel Group Ltd., 6%, 4/15/21 (n)	785,000	777,150
Digicel Group Ltd., 7.125%, 4/01/22 (n)	1,102,000	1,099,796
Eileme 2 AB, 11.625%, 1/31/20 (n)	1,690,000	1,951,950
Sprint Capital Corp., 6.875%, 11/15/28	1,915,000	1,828,825
Sprint Corp., 7.875%, 9/15/23 (n)	1,745,000	1,849,700
Sprint Corp., 7.125%, 6/15/24 (n)	1,885,000	1,899,138
Sprint Nextel Corp., 9%, 11/15/18 (n)	590,000	681,450
Sprint Nextel Corp., 6%, 11/15/22	1,985,000	1,925,450
Sprint Nextel Corp., 8.75%, 3/15/32	500,000	545,625
T-Mobile USA, Inc., 6.125%, 1/15/22	300,000	301,500
T-Mobile USA, Inc., 6.5%, 1/15/24	920,000	931,500
T-Mobile USA, Inc., 6.25%, 4/01/21	3,455,000	3,489,550
T-Mobile USA, Inc., 6.633%, 4/28/21	1,185,000	1,214,625
Wind Acquisition Finance S.A., 4.75%, 7/15/20 (n)	1,900,000	1,824,000
Wind Acquisition Finance S.A., 7.375%, 4/23/21 (n)	2,245,000	2,256,225

		$26,834,352

Telephone Services – 0.3%
Cogent Communications Group, Inc., 8.375%, 2/15/18 (n)	$790,000	$829,500
Frontier Communications Corp., 6.25%, 9/15/21	620,000	613,800
Level 3 Financing, Inc., 8.625%, 7/15/20	460,000	497,950

		$1,941,250

Transportation – Services – 2.2%
Aguila American Resources Ltd., 7.875%, 1/31/18 (n)	$2,560,000	$2,624,000
Jack Cooper Holdings Corp., 9.25%, 6/01/20 (n)	2,160,000	2,322,000
Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/22 (n)	712,000	704,880
Navios Maritime Acquisition Corp., 8.125%, 11/15/21 (n)	699,000	674,535
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)	2,165,000	2,056,750
Stena AB, 7%, 2/01/24 (n)	3,205,000	3,333,200
Syncreon Group BV/Syncre, 8.625%, 11/01/21 (n)	1,405,000	1,390,950
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21	585,000	617,175

		$13,723,490

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – 1.7%
AES Corp., 7.75%, 10/15/15	$55,000	$58,025
AES Corp., 7.375%, 7/01/21	1,190,000	1,332,800
Calpine Corp., 5.375%, 1/15/23	1,065,000	1,030,388
Covanta Holding Corp., 7.25%, 12/01/20	1,570,000	1,672,050
Covanta Holding Corp., 6.375%, 10/01/22	400,000	422,000
InterGen N.V., 7%, 6/30/23 (n)	1,255,000	1,207,938
NRG Energy, Inc., 8.25%, 9/01/20	1,645,000	1,762,206
NRG Energy, Inc., 6.25%, 7/15/22 (n)	910,000	933,319
NRG Energy, Inc., 6.625%, 3/15/23	2,385,000	2,456,550

		$10,875,276

Total Bonds		$580,865,164

FLOATING RATE LOANS (g)(r) – 4.5%
Aerospace – 0.3%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/20	$1,673,174	$1,644,155

Building – 0.4%
ABC Supply Co., Inc., Term Loan, 3.5%, 4/16/20	$1,255,254	$1,231,718
HD Supply, Inc., Term Loan B, 4%, 6/28/18	1,117,200	1,104,631

		$2,336,349

Business Services – 0.0%
Fleetcor Technologies, Inc., Term Loan B, 3.75%, 9/24/21	$219,958	$218,858

Cable TV – 0.2%
Cequel Communications LLC, Term Loan B, 3.5%, 2/14/19	$1,117,238	$1,096,290

Conglomerates – 0.5%
Entegris, Inc., Term Loan B, 3.5%, 2/04/21	$1,808,729	$1,780,844
Silver II U.S. Holdings LLC, Term Loan, 4%, 12/13/19	1,330,477	1,304,284

		$3,085,128

Consumer Services – 0.2%
Realogy Corp., Term Loan B, 3.75%, 3/05/20	$1,353,931	$1,330,237

Containers – 0.2%
Berry Plastics Group, Inc., Term Loan E, 3.75%, 1/06/21	$1,037,374	$1,012,592

Electronics – 0.2%
Avago Technologies Cayman Ltd., Term Loan B, 3.75%, 5/06/21	$1,607,519	$1,591,444

Energy – Independent – 0.2%
MEG Energy Corp., Term Loan, 3.75%, 3/31/20	$1,102,562	$1,094,686

Entertainment – 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/20	$975,215	$967,901

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

FLOATING RATE LOANS (g)(r) – continued
Food & Beverages – 0.1%
H.J. Heinz Co., Term Loan B2, 3.5%, 6/07/20	$662,253	$653,478

Gaming & Lodging – 0.3%
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/25/20	$1,893,417	$1,862,310

Medical & Health Technology & Services – 0.2%
Community Health Systems, Inc., Term Loan D, 4.25%, 1/16/21	$341,089	$339,853
Davita Healthcare Partners, Inc., Term Loan B, 3.5%, 6/24/21	712,047	703,257

		$1,043,110

Metals & Mining – 0.2%
FMG Resources Ltd., Term Loan B, 3.75%, 6/30/19	$1,101,370	$1,077,507

Printing & Publishing – 0.2%
CBS Outdoor Americas Capital LLC, Term Loan B, 3%, 1/31/21	$1,319,425	$1,298,809

Retailers – 0.3%
Dollar Tree, Inc., Bridge Term Loan, 8/08/15 (o)	$1,435,000	$1,435,000
Rite Aid Corp., Term Loan, 4.87%, 6/21/21	428,335	427,799

		$1,862,799

Specialty Stores – 0.2%
Men’s Warehouse, Inc., Term Loan B, 4.5%, 4/16/21	$1,499,230	$1,490,797

Issuer	Shares/Par	Value ($)

FLOATING RATE LOANS (g)(r) – continued
Transportation – Services – 0.3%
Commercial Barge Line Co., Term Loan, 7.5%, 9/15/19	$1,958,996	$1,961,445

Utilities – Electric Power – 0.4%
Calpine Construction Finance Co., Term Loan B1, 3.25%, 5/03/20	$2,320,185	$2,241,879

Total Floating Rate Loans		$27,869,774

PREFERRED STOCKS – 0.1%
Other Banks & Diversified Financials – 0.1%
Ally Financial, Inc., 7% (z)	874	$874,819

CONVERTIBLE BONDS – 0.1%
Network & Telecom – 0.1%
Nortel Networks Corp., 2.125%, 4/15/15 (a)(d)	$397,000	$391,541

COMMON STOCKS – 0.0%
Automotive – 0.0%
Accuride Corp. (a)	42,065	$159,426

Printing & Publishing – 0.0%
American Media Operations, Inc. (a)	49,961	$8,968

Total Common Stocks		$168,394

MONEY MARKET FUNDS – 0.8%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	5,316,901	$5,316,901

Total Investments		$615,486,593

OTHER ASSETS, LESS LIABILITIES – 1.5%		9,226,851

NET ASSETS – 100.0%		$624,713,444

(a)	Non-income producing security.

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $214,671,680, representing 34.4% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.

(p)	Payment-in-kind security.

(q)	Interest received was less than stated coupon rate.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	$819,375	$874,819
American Energy-Permian Basin LLC, 7.125%, 11/01/20	7/16/14	850,000	777,750
American Energy-Permian Basin LLC, 7.375%, 11/01/21	7/16/14-8/01/14	1,046,390	965,325

8

Portfolio of Investments (unaudited) – continued

Restricted Securities – continued	Acquisition Date	Cost	Value
American Media, Inc., 13.5%, 6/15/18	12/22/10	$196,873	$194,964
Arbor Realty Mortgage Securities, CDO, FRN, 2.533%, 4/21/38	12/20/05	1,136,457	1,004,889
Baytex Energy Corp., 5.625%, 6/01/24	5/29/14-6/05/14	1,468,610	1,401,600
CEMEX S.A.B. de C.V., 5.7%, 1/11/25	9/04/14	2,014,000	1,940,489
CITGO Petroleum Corp., 6.25%, 8/15/22	7/23/14	700,000	728,000
CWCapital Cobalt Ltd., CDO, 6.23%, 5/25/45	3/20/06-8/16/13	2,289,060	252,713
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.535%, 4/26/50	4/12/06	1,077,859	11
Light Tower Rentals, Inc., 8.125%, 8/01/19	7/16/14	850,000	858,500
Neiman Marcus Group Ltd., 8%, 10/15/21	8/04/14-9/25/14	746,127	743,600
Sanchez Energy Corp., 6.125%, 1/15/23	6/13/14-9/09/14	2,352,640	2,297,496
Schaeffler Finance B.V., 4.75%, 5/15/21	7/10/14-7/11/14	1,368,828	1,326,675
Total Restricted Securities			$13,366,831
% of Net assets			2.1%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 9/30/14

Forward Foreign Currency Exchange Contracts at 9/30/14

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	Credit Suisse Group	5,210,711	10/10/14	$7,095,165	$6,581,730	$513,435

Liability Derivatives
BUY	EUR	Credit Suisse Group	866,286	10/10/14	$1,158,341	$1,094,219	$(64,122)
BUY	EUR	Deutsche Bank AG	3,082,379	10/10/14	4,171,664	3,893,401	(278,263)
BUY	EUR	Goldman Sachs International	53,536	10/10/14	70,661	67,621	(3,040)

							$(345,425)

Futures Contracts at 9/30/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	56	$6,979,875	December - 2014	$58,061

At September 30, 2014, the fund had cash collateral of $67,200 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

9

Supplemental Information

9/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts.

10

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of September 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$159,426	$883,787	$—	$1,043,213
Non-U.S. Sovereign Debt	—	1,363,079	—	1,363,079
U.S. Corporate Bonds	—	465,525,895	—	465,525,895
Commercial Mortgage-Backed Securities	—	924,358	—	924,358
Asset-Backed Securities (including CDOs)	—	1,321,772	—	1,321,772
Foreign Bonds	—	112,121,601	—	112,121,601
Floating Rate Loans	—	27,869,774	—	27,869,774
Mutual Funds	5,316,901	—	—	5,316,901
Total Investments	$5,476,327	$610,010,266	$—	$615,486,593

Other Financial Instruments
Futures Contracts	$58,061	$—	$—	$58,061
Forward Foreign Currency Exchange Contracts	—	168,010	—	168,010

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/13	$244,309
Change in unrealized appreciation (depreciation)	(235,341)
Transfers out of level 3	(8,968)
Balance as of 9/30/14	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$625,919,254
Gross unrealized appreciation	8,322,784
Gross unrealized depreciation	(18,755,445)
Net unrealized appreciation (depreciation)	$(10,432,661)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	6,453,869	137,958,360	(139,095,328)	5,316,901

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,966	$5,316,901

11

QUARTERLY REPORT

September 30, 2014

MFS® BOND PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 96.6%
Apparel Manufacturers – 0.6%
Hanesbrands, Inc., 6.375%, 12/15/20	$1,569,000	$1,650,588
PVH Corp., 4.5%, 12/15/22	190,000	185,725

		$1,836,313

Asset-Backed & Securitized – 1.0%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.751%, 12/28/40 (z)	$275,072	$164,079
Commercial Mortgage Acceptance Corp., FRN, 2.195%, 9/15/30 (i)	203,788	9,040
Falcon Franchise Loan LLC, FRN, 17.621%, 1/05/25 (i)(z)	118,950	30,927
GMAC LLC, FRN, 8.34%, 4/15/34 (d)(n)(q)	522,062	292,442
Greenwich Capital Commercial Funding Corp., FRN, 6.013%, 7/10/38	350,000	373,827
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.98%, 6/15/49	1,195,039	1,294,594
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.621%, 7/15/42 (n)	765,072	154,009
KKR Financial CLO Ltd., “C”, FRN, 1.683%, 5/15/21 (n)	505,395	499,260
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.249%, 2/18/30 (i)	295,782	6,726
Morgan Stanley Capital I, Inc., FRN, 1.117%, 11/15/30 (i)(n)	1,028,500	25,913

		$2,850,817

Automotive – 5.8%
American Honda Finance Corp., 2.125%, 2/28/17 (n)	$1,672,000	$1,707,229
Delphi Corp., 6.125%, 5/15/21	742,000	814,345
Ford Motor Credit Co. LLC, 4.207%, 4/15/16	560,000	585,657
General Motors Co., 6.25%, 10/02/43	1,445,000	1,690,650
General Motors Financial Co., 2.75%, 5/15/16	170,000	171,275
Harley Davidson Financial Services, 1.15%, 9/15/15 (n)	607,000	610,117
Harley-Davidson Financial Services, 3.875%, 3/15/16 (n)	1,061,000	1,105,896
Harley-Davidson Financial Services, Inc., 2.7%, 3/15/17 (n)	942,000	968,083
Lear Corp., 8.125%, 3/15/20	1,661,000	1,752,355
Lear Corp., 4.75%, 1/15/23	787,000	777,163
Lear Corp., 5.375%, 3/15/24	690,000	693,450
Nissan Motor Acceptance Corp., 1.95%, 9/12/17 (n)	908,000	917,124
TRW Automotive, Inc., 4.5%, 3/01/21 (n)	940,000	951,750
TRW Automotive, Inc., 7.25%, 3/15/17 (n)	1,613,000	1,774,300
Volkswagen International Finance N.V., 1.15%, 11/20/15 (n)	1,895,000	1,906,537

Issuer	Shares/Par	Value ($)

BONDS – continued
Automotive – continued
Volkswagen International Finance N.V., 2.375%, 3/22/17 (n)	$500,000	$513,055

		$16,938,986

Biotechnology – 0.9%
Life Technologies Corp., 6%, 3/01/20	$2,172,000	$2,507,135

Broadcasting – 2.2%
CBS Corp., 5.75%, 4/15/20	$440,000	$502,936
Discovery Communications, Inc., 4.875%, 4/01/43	1,022,000	1,011,256
Grupo Televisa S.A.B., 5%, 5/13/45	269,000	265,742
News America, Inc., 8.5%, 2/23/25	770,000	1,028,037
Omnicom Group, Inc., 3.625%, 5/01/22	1,283,000	1,301,877
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	578,000	574,653
SES S.A., 3.6%, 4/04/23 (n)	346,000	348,728
Time Warner, Inc., 5.35%, 12/15/43	685,000	737,672
Viacom, Inc., 3.5%, 4/01/17	800,000	839,355

		$6,610,256

Brokerage & Asset Managers – 0.1%
Franklin Resources, Inc., 1.375%, 9/15/17	$374,000	$373,151

Building – 2.3%
CEMEX Finance LLC, 6%, 4/01/24 (n)	$1,198,000	$1,194,646
CEMEX S.A.B. de C.V., 5.7%, 1/11/25 (z)	599,000	577,137
Martin Marietta Materials, Inc., 4.25%, 7/02/24 (n)	850,000	862,086
Mohawk Industries, Inc., 6.125%, 1/15/16	1,625,000	1,728,545
Mohawk Industries, Inc., 3.85%, 2/01/23	999,000	991,108
Owens Corning, Inc., 6.5%, 12/01/16	451,000	496,843
Owens Corning, Inc., 4.2%, 12/15/22	914,000	930,213

		$6,780,578

Business Services – 0.6%
Fidelity National Information Services, Inc., 2%, 4/15/18	$135,000	$134,169
Fidelity National Information Services, Inc., 5%, 3/15/22	1,270,000	1,338,320
Fidelity National Information Services, Inc., 3.5%, 4/15/23	416,000	410,022

		$1,882,511

Cable TV – 3.5%
CCO Holdings LLC, 5.25%, 9/30/22	$1,894,000	$1,853,753
Comcast Corp., 4.65%, 7/15/42	628,000	648,471
Comcast Corp., 4.75%, 3/01/44	1,220,000	1,287,074
Cox Communications, Inc., 6.25%, 6/01/18 (n)	261,000	298,085
Lynx I Corp., 5.375%, 4/15/21 (n)	275,000	277,063
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (n)	578,000	570,350
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)	25,000	25,313

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Cable TV – continued
SIRIUS XM Radio, Inc., 5.75%, 8/01/21 (n)	$1,375,000	$1,381,875
Time Warner Cable, Inc., 8.25%, 4/01/19	850,000	1,058,652
Time Warner Cable, Inc., 5%, 2/01/20	354,000	393,381
Time Warner Cable, Inc., 4.5%, 9/15/42	80,000	78,943
Time Warner Entertainment Co. LP, 8.375%, 7/15/33	266,000	392,917
Videotron Ltd., 5%, 7/15/22	1,555,000	1,539,450
Videotron Ltd., 5.375%, 6/15/24 (n)	520,000	514,800

		$10,320,127

Chemicals – 3.6%
Celanese U.S. Holdings LLC, 4.625%, 11/15/22	$1,356,000	$1,328,880
CF Industries, Inc., 5.15%, 3/15/34	753,000	793,484
CF Industries, Inc., 3.45%, 6/01/23	62,000	60,778
CF Industries, Inc., 4.95%, 6/01/43	356,000	354,670
Dow Chemical Co., 8.55%, 5/15/19	1,413,000	1,775,900
FMC Corp., 4.1%, 2/01/24	1,103,000	1,140,381
LYB International Finance B.V., 4.875%, 3/15/44	676,000	689,940
LyondellBasell Industries N.V., 5%, 4/15/19	939,000	1,036,558
LyondellBasell Industries N.V., 6%, 11/15/21	1,256,000	1,464,475
Monsanto Co., 4.7%, 7/15/64	1,025,000	1,020,177
NOVA Chemicals Corp., 5.25%, 8/01/23 (n)	956,000	994,240

		$10,659,483

Computer Software – 0.5%
Oracle Corp., 3.4%, 7/08/24	$1,107,000	$1,103,515
Seagate Technology HDD Holdings, 6.8%, 10/01/16	27,000	29,498
VeriSign, Inc., 4.625%, 5/01/23	425,000	410,125

		$1,543,138

Computer Software – Systems – 0.2%
Seagate HDD Cayman, 3.75%, 11/15/18 (n)	$442,000	$450,840

Conglomerates – 0.4%
Roper Industries, Inc., 1.85%, 11/15/17	$1,171,000	$1,175,114

Consumer Products – 1.1%
Hasbro, Inc., 5.1%, 5/15/44	$1,138,000	$1,181,308
Mattel, Inc., 1.7%, 3/15/18	393,000	389,899
Mattel, Inc., 5.45%, 11/01/41	460,000	502,117
Newell Rubbermaid, Inc., 2.05%, 12/01/17	589,000	590,812
Newell Rubbermaid, Inc., 4.7%, 8/15/20	571,000	612,160

		$3,276,296

Consumer Services – 1.1%
ADT Corp., 4.125%, 6/15/23	$1,915,000	$1,704,350
Service Corp. International, 5.375%, 1/15/22	170,000	171,700
Service Corp. International, 5.375%, 5/15/24 (n)	1,220,000	1,223,050

		$3,099,100

Containers – 1.3%
Ball Corp., 5%, 3/15/22	$1,206,000	$1,212,030

Issuer	Shares/Par	Value ($)

BONDS – continued
Containers – continued
Ball Corp., 4%, 11/15/23	$691,000	$642,630
Crown American LLC, 4.5%, 1/15/23	1,945,000	1,838,025

		$3,692,685

Defense Electronics – 0.5%
BAE Systems Holdings, Inc., 6.375%, 6/01/19 (n)	$1,358,000	$1,580,970

Electronics – 1.4%
Flextronics International Ltd., 4.625%, 2/15/20	$2,018,000	$2,018,000
Jabil Circuit, Inc., 4.7%, 9/15/22	399,000	401,494
Micron Technology, Inc., 5.5%, 2/01/25 (n)	890,000	872,200
Tyco Electronics Group S.A., 6.55%, 10/01/17	360,000	409,928
Tyco Electronics Group S.A., 2.375%, 12/17/18	229,000	229,527
Tyco Electronics Group S.A., 3.5%, 2/03/22	252,000	257,598

		$4,188,747

Emerging Market Quasi-Sovereign – 0.3%
Comision Federal de Electricidad, 5.75%, 2/14/42	$465,000	$491,738
Comision Federal de Electricidad, 5.75%, 2/14/42 (n)	285,000	301,388

		$793,126

Energy – Independent – 3.7%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$1,337,000	$1,515,514
Anadarko Petroleum Corp., 4.5%, 7/15/44	1,075,000	1,035,773
Canadian Natural Resources Ltd., 3.8%, 4/15/24	52,000	52,653
Cimarex Energy Co., 4.375%, 6/01/24	755,000	760,663
Concho Resources, Inc., 5.5%, 4/01/23	1,203,000	1,251,120
Continental Resources, Inc., 4.9%, 6/01/44	516,000	503,027
Continental Resources, Inc., 4.5%, 4/15/23	492,000	509,643
EQT Corp., 4.875%, 11/15/21	253,000	276,441
Hess Corp., 8.125%, 2/15/19	440,000	542,403
Hess Corp., 3.5%, 7/15/24	680,000	672,304
Noble Energy, Inc., 4.15%, 12/15/21	1,920,000	2,035,407
Pioneer Natural Resources Co., 7.5%, 1/15/20	1,518,000	1,846,060

		$11,001,008

Energy – Integrated – 0.2%
Pacific Rubiales Energy Corp., 5.125%, 3/28/23 (n)	$561,000	$535,923
Pacific Rubiales Energy Corp., 5.625%, 1/19/25 (z)	102,000	98,017

		$633,940

Entertainment – 0.2%
Carnival Corp., 1.875%, 12/15/17	$435,000	$435,538

Financial Institutions – 4.5%
CIT Group, Inc., 4.25%, 8/15/17	$353,000	$356,530
CIT Group, Inc., 5.25%, 3/15/18	365,000	375,950

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Financial Institutions – continued
CIT Group, Inc., 6.625%, 4/01/18 (n)	$1,900,000	$2,037,750
CIT Group, Inc., 5.5%, 2/15/19 (n)	781,000	817,121
General Electric Capital Corp., 1.6%, 11/20/17	883,000	884,641
General Electric Capital Corp., 5.5%, 1/08/20	1,470,000	1,684,589
General Electric Capital Corp., 3.15%, 9/07/22	1,000,000	995,968
International Lease Finance Corp., 7.125%, 9/01/18 (n)	570,000	641,250
International Lease Finance Corp., 6.25%, 5/15/19	1,147,000	1,229,011
International Lease Finance Corp., 5.875%, 8/15/22	1,000,000	1,045,000
SLM Corp., 6.25%, 1/25/16	1,212,000	1,258,056
SLM Corp., 6%, 1/25/17	1,147,000	1,200,049
SLM Corp., 4.875%, 6/17/19	161,000	161,000
SLM Corp., 8%, 3/25/20	468,000	524,745

		$13,211,660

Food & Beverages – 5.7%
Anheuser-Busch Inbev S.A., 4.625%, 2/01/44	$926,000	$938,009
BRF S.A., 4.75%, 5/22/24	1,548,000	1,524,780
Constellation Brands, Inc., 7.25%, 9/01/16	1,119,000	1,225,305
Constellation Brands, Inc., 4.25%, 5/01/23	385,000	375,856
Heineken N.V., 1.4%, 10/01/17 (n)	114,000	113,257
J.M. Smucker Co., 3.5%, 10/15/21	880,000	908,961
Kraft Foods Group, Inc., 6.5%, 2/09/40	1,959,000	2,426,139
Mead Johnson Nutrition Co., 4.6%, 6/01/44	1,093,000	1,102,729
Pernod Ricard S.A., 5.75%, 4/07/21 (n)	831,000	946,396
SABMiller Holdings, Inc., 3.75%, 1/15/22 (n)	1,341,000	1,366,854
Smithfield Foods, Inc., 7.75%, 7/01/17	1,370,000	1,517,275
Smithfield Foods, Inc., 6.625%, 8/15/22	348,000	367,140
Tyson Foods, Inc., 6.6%, 4/01/16	2,229,000	2,411,758
Tyson Foods, Inc., 4.5%, 6/15/22	598,000	633,781
Tyson Foods, Inc., 5.15%, 8/15/44	368,000	380,804
Wm. Wrigley Jr. Co., 2.9%, 10/21/19 (n)	505,000	512,096

		$16,751,140

Food & Drug Stores – 0.9%
CVS Health Corp., 3.25%, 5/18/15	$296,000	$301,185
CVS Health Corp., 5.75%, 6/01/17	200,000	222,234
CVS Health Corp., 2.75%, 12/01/22	500,000	477,071
CVS Health Corp., 5.75%, 5/15/41	1,465,000	1,728,510

		$2,729,000

Forest & Paper Products – 1.7%
Georgia-Pacific LLC, 5.4%, 11/01/20 (n)	$806,000	$910,769
Graphic Packaging Holding Co., 7.875%, 10/01/18	597,000	622,373
International Paper Co., 6%, 11/15/41	860,000	978,256
International Paper Co., 4.8%, 6/15/44	994,000	962,713
Packaging Corp. of America, 3.9%, 6/15/22	712,000	725,947

Issuer	Shares/Par	Value ($)

BONDS – continued
Forest & Paper Products – continued
Packaging Corp. of America, 3.65%, 9/15/24	$850,000	$834,803

		$5,034,861

Gaming & Lodging – 0.8%
Host Hotels & Resorts, Inc., REIT, 4.75%, 3/01/23	$157,000	$166,616
Wyndham Worldwide Corp., 2.5%, 3/01/18	811,000	813,476
Wyndham Worldwide Corp., 4.25%, 3/01/22	1,227,000	1,242,303

		$2,222,395

Insurance – 1.8%
American International Group, Inc., 6.4%, 12/15/20	$1,200,000	$1,427,660
American International Group, Inc., 4.5%, 7/16/44	1,417,000	1,399,911
Prudential Financial, Inc., 4.75%, 9/17/15	631,000	655,941
Unum Group, 7.125%, 9/30/16	500,000	558,471
Unum Group, 4%, 3/15/24	637,000	646,125
UnumProvident Corp., 6.85%, 11/15/15 (n)	686,000	728,223

		$5,416,331

Insurance – Health – 1.2%
CIGNA Corp., 2.75%, 11/15/16	$1,400,000	$1,447,064
Humana, Inc., 7.2%, 6/15/18	1,157,000	1,364,238
Wellpoint, Inc., 1.875%, 1/15/18	618,000	617,323

		$3,428,625

Insurance – Property & Casualty – 2.9%
Aon PLC, 4.6%, 6/14/44	$237,000	$236,061
AXIS Capital Holdings Ltd., 5.875%, 6/01/20	190,000	216,638
Chubb Corp., 6.375% to 4/15/17, FRN to 3/29/67	279,000	305,854
CNA Financial Corp., 5.875%, 8/15/20	1,570,000	1,790,437
Liberty Mutual Group, Inc., 4.85%, 8/01/44 (n)	951,000	945,849
Marsh & McLennan Cos., Inc., 2.55%, 10/15/18	678,000	689,471
Marsh & McLennan Cos., Inc., 4.8%, 7/15/21	900,000	991,096
Marsh & McLennan Cos., Inc., 3.5%, 6/03/24	779,000	781,618
Swiss Re Ltd., 4.25%, 12/06/42 (n)	468,000	454,921
XL Group PLC, 5.75%, 10/01/21	1,110,000	1,284,038
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)	896,000	963,200

		$8,659,183

International Market Quasi-Sovereign – 0.2%
Israel Electric Corp. Ltd., 6.875%, 6/21/23 (n)	$542,000	$617,880

Machinery & Tools – 0.2%
United Rentals North America, Inc., 5.75%, 11/15/24	$680,000	$688,500

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – 8.6%
Bank of America Corp., 2%, 1/11/18	$3,000,000	$2,986,953
Bank of America Corp., 7.625%, 6/01/19	500,000	604,029
Bank of America Corp., 5.625%, 7/01/20	185,000	208,901
Bank of America Corp., 4.125%, 1/22/24	1,917,000	1,953,626
Bank of America Corp., 4.875%, 4/01/44	459,000	475,923
Bank of America Corp., FRN, 5.2%, 12/31/49	637,000	598,780
Goldman Sachs Group, Inc., 5.625%, 1/15/17	1,123,000	1,219,590
Goldman Sachs Group, Inc., 4.8%, 7/08/44	904,000	909,023
JPMorgan Chase & Co., 4.25%, 10/15/20	893,000	952,760
JPMorgan Chase & Co., 4.5%, 1/24/22	1,500,000	1,607,141
JPMorgan Chase & Co., 3.25%, 9/23/22	904,000	889,764
JPMorgan Chase & Co., 6.75% to 2/01/24, FRN to 1/29/49	1,221,000	1,282,661
Merrill Lynch & Co., Inc., 6.05%, 5/16/16	349,000	374,726
Morgan Stanley, 3.875%, 4/29/24	1,065,000	1,063,896
Morgan Stanley, 1.75%, 2/25/16	409,000	413,362
Morgan Stanley, 5.75%, 10/18/16	906,000	985,376
Morgan Stanley, 5.5%, 7/28/21	1,245,000	1,402,250
PNC Funding Corp., 5.625%, 2/01/17	1,095,000	1,193,696
Regions Financial Corp., 2%, 5/15/18	1,460,000	1,442,762
Royal Bank of Scotland PLC, 2.55%, 9/18/15	1,054,000	1,069,630
Wachovia Corp., 6.605%, 10/01/25	1,270,000	1,554,632
Wells Fargo & Co., 4.1%, 6/03/26	1,000,000	996,485
Wells Fargo & Co., 5.9% to 6/15/24, FRN to 12/29/49	1,106,000	1,126,738

		$25,312,704

Medical & Health Technology & Services – 2.8%
Davita, Inc., 6.625%, 11/01/20	$2,018,000	$2,116,378
Fresenius Medical Care AG & Co. KGaA, 9%, 7/15/15 (n)	1,775,000	1,877,063
Fresenius Medical Care US Finance II, Inc., 6.5%, 9/15/18 (n)	734,000	805,565
Fresenius US Finance II, Inc., 4.25%, 2/01/21 (n)	189,000	190,418
HCA, Inc., 4.75%, 5/01/23	1,409,000	1,377,298
McKesson Corp., 5.7%, 3/01/17	770,000	845,639
McKesson Corp., 7.5%, 2/15/19	120,000	145,062
McKesson Corp., 2.7%, 12/15/22	158,000	150,929
Universal Health Services, Inc., 4.75%, 8/01/22 (n)	585,000	584,269

		$8,092,621

Metals & Mining – 1.6%
Consol Energy, Inc., 5.875%, 4/15/22 (n)	$875,000	$861,875
Plains Exploration & Production Co., 6.875%, 2/15/23	1,235,000	1,401,725
Rio Tinto Finance (USA) Ltd., 3.75%, 9/20/21	600,000	622,432
Southern Copper Corp., 6.75%, 4/16/40	1,680,000	1,867,622

		$4,753,654

Issuer	Shares/Par	Value ($)

BONDS – continued
Midstream – 6.6%
Access Midstream Partner LP, 4.875%, 3/15/24	$1,200,000	$1,227,000
AmeriGas Finance LLC, 7%, 5/20/22	475,000	497,563
El Paso Corp., 7.75%, 1/15/32	465,000	570,788
El Paso Pipeline Partners LP, 6.5%, 4/01/20	306,000	350,200
Energy Transfer Partners LP, 9.7%, 3/15/19	213,000	272,563
Energy Transfer Partners LP, 5.15%, 2/01/43	1,112,000	1,074,290
Enterprise Products Operating LLC, 3.9%, 2/15/24	406,000	411,989
Enterprise Products Partners LP, 6.3%, 9/15/17	540,000	612,443
Enterprise Products Partners LP, 4.45%, 2/15/43	473,000	456,409
Enterprise Products Partners LP, 7.034% to 1/15/18, FRN to 1/15/68	267,000	301,710
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	370,000	433,943
Kinder Morgan Energy Partners LP, 7.4%, 3/15/31	581,000	702,723
Kinder Morgan Energy Partners LP, 5.4%, 9/01/44	670,000	658,841
MarkWest Energy Partners LP, 4.5%, 7/15/23	1,121,000	1,087,370
NiSource Finance Corp., 3.85%, 2/15/23	1,106,000	1,134,107
NiSource Finance Corp., 4.8%, 2/15/44	761,000	774,228
ONEOK Partners LP, 2%, 10/01/17	447,000	449,545
ONEOK, Inc., 4.25%, 2/01/22	1,093,000	1,077,534
Plains All American Pipeline LP, 3.95%, 9/15/15	1,290,000	1,327,266
Plains All American Pipeline LP, 3.6%, 11/01/24	619,000	607,505
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	1,467,000	1,481,670
Spectra Energy Capital LLC, 8%, 10/01/19	942,000	1,165,392
Sunoco Logistics Partners LP, 5.3%, 4/01/44	692,000	706,050
Williams Cos., Inc., 3.7%, 1/15/23	1,254,000	1,184,557
Williams Cos., Inc., 5.75%, 6/24/44	750,000	736,902

		$19,302,588

Network & Telecom – 2.7%
CenturyLink, Inc., 7.6%, 9/15/39	$1,282,000	$1,265,975
Verizon Communications, Inc., 2.625%, 2/21/20 (n)	1,156,000	1,141,498
Verizon Communications, Inc., 4.5%, 9/15/20	1,471,000	1,591,407
Verizon Communications, Inc., 5.05%, 3/15/34	929,000	984,285
Verizon Communications, Inc., 6%, 4/01/41	690,000	803,740
Verizon Communications, Inc., 6.55%, 9/15/43	1,779,000	2,222,668

		$8,009,573

Oils – 0.3%
Marathon Petroleum Corp., 4.75%, 9/15/44	$910,000	$873,567

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Other Banks & Diversified Financials – 3.3%
BB&T Corp., 3.95%, 4/29/16	$500,000	$525,202
BPCE S.A., 4.5%, 3/15/25 (n)	760,000	736,692
Capital One Bank (USA) N.A., 3.375%, 2/15/23	1,200,000	1,175,695
Capital One Financial Corp., 3.75%, 4/24/24	796,000	803,104
Citigroup, Inc., 1.25%, 1/15/16	85,000	85,439
Citigroup, Inc., 3.75%, 6/16/24	1,606,000	1,601,042
Discover Bank, 7%, 4/15/20	2,197,000	2,599,185
Intesa Sanpaolo S.p.A., 5.017%, 6/26/24 (n)	1,202,000	1,171,152
Macquarie Group Ltd., 3%, 12/03/18 (n)	1,029,000	1,050,386

		$9,747,897

Personal Computers & Peripherals – 0.3%
Equifax, Inc., 3.3%, 12/15/22	$849,000	$835,304

Pharmaceuticals – 4.3%
Celgene Corp., 2.45%, 10/15/15	$606,000	$616,568
Celgene Corp., 1.9%, 8/15/17	1,583,000	1,594,743
Forest Laboratories, Inc., 4.375%, 2/01/19 (n)	3,159,000	3,325,040
Gilead Sciences, Inc., 3.7%, 4/01/24	1,189,000	1,214,491
Hospira, Inc., 6.05%, 3/30/17	906,000	989,572
Hospira, Inc., 5.2%, 8/12/20	360,000	387,643
Mylan, Inc., 2.55%, 3/28/19	399,000	396,789
Mylan, Inc., 3.125%, 1/15/23 (n)	500,000	477,640
Teva Pharmaceutical Finance B.V., 2.95%, 12/18/22	931,000	887,157
Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/21 (n)	784,000	781,060
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)	1,013,000	1,068,715
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17	320,000	317,242
Watson Pharmaceuticals, Inc., 3.25%, 10/01/22	414,000	399,320
Watson Pharmaceuticals, Inc., 4.625%, 10/01/42	347,000	317,071

		$12,773,051

Pollution Control – 0.4%
Republic Services, Inc., 5.25%, 11/15/21	$1,160,000	$1,314,357

Printing & Publishing – 0.7%
Gannett Co., Inc., 5.125%, 10/15/19 (n)	$2,122,000	$2,143,220

Railroad & Shipping – 0.5%
Canadian Pacific Railway Co., 7.25%, 5/15/19	$424,000	$513,181
Canadian Pacific Railway Co., 4.5%, 1/15/22	400,000	437,942
CSX Corp., 7.375%, 2/01/19	365,000	440,742

		$1,391,865

Real Estate – Healthcare – 0.2%
HCP, Inc., REIT, 3.875%, 8/15/24	$707,000	$692,607

Issuer	Shares/Par	Value ($)

BONDS – continued
Real Estate – Office – 0.8%
Boston Properties LP, REIT, 3.7%, 11/15/18	$754,000	$797,985
Boston Properties LP, REIT, 3.85%, 2/01/23	1,131,000	1,155,615
Vornado Realty LP, REIT, 2.5%, 6/30/19	422,000	420,831

		$2,374,431

Real Estate – Retail – 0.6%
Simon Property Group, Inc., REIT, 1.5%, 2/01/18 (n)	$503,000	$497,547
Simon Property Group, Inc., REIT, 10.35%, 4/01/19	1,026,000	1,363,270

		$1,860,817

Restaurants – 0.3%
YUM! Brands, Inc., 5.35%, 11/01/43	$753,000	$818,967

Retailers – 3.1%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44	$1,042,000	$1,020,284
Dollar General Corp., 4.125%, 7/15/17	2,144,000	2,239,176
Gap, Inc., 5.95%, 4/12/21	2,613,000	2,971,666
Home Depot, Inc., 4.875%, 2/15/44	641,000	695,530
Limited Brands, Inc., 7%, 5/01/20	1,441,000	1,599,510
Limited Brands, Inc., 5.625%, 2/15/22	479,000	499,358

		$9,025,524

Specialty Chemicals – 0.8%
Ecolab, Inc., 4.35%, 12/08/21	$804,000	$871,035
Mexichem S.A.B. de C.V., 6.75%, 9/19/42 (n)	1,265,000	1,354,183
Mexichem S.A.B. de C.V., 5.875%, 9/17/44 (z)	220,000	213,950

		$2,439,168

Telecommunications – Wireless – 2.0%
American Tower Corp., REIT, 4.625%, 4/01/15	$1,770,000	$1,805,354
American Tower Corp., REIT, 4.5%, 1/15/18	1,150,000	1,227,647
American Tower Corp., REIT, 3.5%, 1/31/23	371,000	352,703
Crown Castle International Corp., 5.25%, 1/15/23	470,000	465,888
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)	955,000	1,104,720
Rogers Communications, Inc., 5%, 3/15/44	609,000	620,900
Vodafone Group PLC, 5.625%, 2/27/17	201,000	220,326

		$5,797,538

Tobacco – 2.3%
Altria Group, Inc., 2.95%, 5/02/23	$1,400,000	$1,334,530
Altria Group, Inc., 4%, 1/31/24	231,000	235,723
B.A.T. International Finance PLC, 2.125%, 6/07/17 (n)	1,052,000	1,069,103
Lorillard Tobacco Co., 2.3%, 8/21/17	945,000	956,229
Lorillard Tobacco Co., 8.125%, 6/23/19	733,000	896,686
Philip Morris International, Inc., 4.875%, 11/15/43	892,000	948,329
Reynolds American, Inc., 6.75%, 6/15/17	1,100,000	1,241,471

		$6,682,071

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Transportation – Services – 0.4%
ERAC USA Finance Co., 6.375%, 10/15/17 (n)	$200,000	$227,521
ERAC USA Finance Co., 7%, 10/15/37 (n)	421,000	556,048
ERAC USA Finance LLC, 3.85%, 11/15/24 (n)	272,000	272,493

		$1,056,062

Utilities – Electric Power – 2.6%
Alabama Power Co., 4.15%, 8/15/44	$479,000	$475,406
American Electric Power Co., Inc., 1.65%, 12/15/17	487,000	486,788
CMS Energy Corp., 6.25%, 2/01/20	1,010,000	1,183,470
CMS Energy Corp., 5.05%, 3/15/22	209,000	233,536
Duke Energy Corp., 1.625%, 8/15/17	488,000	489,924
EDP Finance B.V., 5.25%, 1/14/21 (n)	400,000	415,748
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24	304,000	304,278

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – continued
NRG Energy, Inc., 6.25%, 7/15/22 (n)	$1,400,000	$1,435,875
PPL Capital Funding, Inc., 5%, 3/15/44	590,000	637,441
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)	1,057,000	1,186,517
PSEG Power LLC, 5.32%, 9/15/16	288,000	311,482
Waterford 3 Funding Corp., 8.09%, 1/02/17	365,174	365,173

		$7,525,638

Total Bonds		$284,212,658

MONEY MARKET FUNDS – 3.1%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	9,279,927	$9,279,927

Total Investments		$293,492,585

OTHER ASSETS, LESS LIABILITIES – 0.3%		821,201

NET ASSETS – 100.0%		$294,313,786

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $58,821,839, representing 20.0% of net assets.

(q)	Interest received was less than stated coupon rate.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.751%, 12/28/40	3/01/06	$275,072	$164,079
CEMEX S.A.B. de C.V., 5.7%, 1/11/25	9/04/14	599,000	577,137
Falcon Franchise Loan LLC, FRN, 17.621%, 1/05/25	1/29/03	9,032	30,927
Mexichem S.A.B. de C.V., 5.875%, 9/17/44	9/02/14	218,131	213,950
Pacific Rubiales Energy Corp., 5.625%, 1/19/25	9/15/14	101,028	98,017
Total Restricted Securities			$1,084,110
% of Net assets			0.4%

The following abbreviations are used in this report and are defined:

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

9/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$1,411,006	$—	$1,411,006
U.S. Corporate Bonds	—	245,370,194	—	245,370,194
Commercial Mortgage-Backed Securities	—	2,187,478	—	2,187,478
Asset-Backed Securities (including CDOs)	—	663,339	—	663,339
Foreign Bonds	—	34,580,641	—	34,580,641
Mutual Funds	9,279,927	—	—	9,279,927
Total Investments	$9,279,927	$284,212,658	$—	$293,492,585

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$286,401,227
Gross unrealized appreciation	9,683,078
Gross unrealized depreciation	(2,591,720)
Net unrealized appreciation (depreciation)	$7,091,358

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	19,504,889	72,258,223	(82,483,185)	9,279,927

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$10,225	$9,279,927

8

QUARTERLY REPORT

September 30, 2014

MFS® GOVERNMENT SECURITIES PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 99.2%
Agency – Other – 4.1%
Financing Corp., 9.4%, 2/08/18	$6,495,000	$8,173,555
Financing Corp., 9.8%, 4/06/18	7,760,000	9,966,595
Financing Corp., 10.35%, 8/03/18	3,915,000	5,175,348
Financing Corp., STRIPS, 0%, 11/30/17	10,160,000	9,696,450

		$33,011,948

Asset-Backed & Securitized – 3.2%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	$1,860,000	$1,987,005
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/46	3,870,649	4,121,204
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.097%, 9/15/39	2,112,853	2,297,034
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.892%, 6/15/39	1,983,044	2,091,441
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 6.097%, 9/15/39	1,882,777	2,045,050
CWCapital Cobalt Ltd., “A4”, FRN, 5.969%, 5/15/46	2,924,819	3,201,200
Goldman Sachs Mortgage Securities Corp., FRN, 5.99%, 8/10/45	3,546,274	3,872,890
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.124%, 2/15/51	223,941	224,500
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.98%, 6/15/49	3,985,116	4,317,104
Morgan Stanley Capital I Trust, “AM”, FRN, 5.868%, 4/15/49	2,141,000	2,243,515

		$26,400,943

Local Authorities – 0.6%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 7/01/43	$2,225,000	$2,855,120
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 11/01/40	320,000	401,517
University of California Rev. (Build America Bonds), 5.77%, 5/15/43	1,345,000	1,665,594

		$4,922,231

Mortgage-Backed – 47.3%
Fannie Mae, 4.82%, 12/01/14 - 1/01/15	$867,914	$871,430
Fannie Mae, 4.62%, 1/01/15	1,488,043	1,488,666
Fannie Mae, 4.85%, 2/01/15	531,468	531,051
Fannie Mae, 4.56%, 3/01/15	1,093,678	1,106,883
Fannie Mae, 4.89%, 3/01/15	707,861	712,772
Fannie Mae, 4.74%, 4/01/15	698,040	704,763
Fannie Mae, 4.877%, 4/01/15	867,800	875,376
Fannie Mae, 4.815%, 6/01/15	880,637	892,772
Fannie Mae, 5.1%, 6/01/15 - 3/01/19	248,642	270,887

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 2.38%, 8/01/15	$625,000	$630,266
Fannie Mae, 4.78%, 8/01/15	842,041	858,349
Fannie Mae, 4.81%, 8/01/15	957,551	976,171
Fannie Mae, 4.856%, 8/01/15	287,699	293,181
Fannie Mae, 5.138%, 8/01/15	91,595	93,934
Fannie Mae, 5.447%, 11/01/15	2,631,613	2,716,101
Fannie Mae, 5.134%, 2/01/16	1,331,829	1,389,814
Fannie Mae, 5.433%, 2/01/16	1,511,792	1,584,356
Fannie Mae, 5.732%, 7/01/16	1,473,833	1,568,455
Fannie Mae, 6.5%, 11/01/16 - 10/01/37	1,925,010	2,211,209
Fannie Mae, 5.012%, 1/01/17	1,272,081	1,287,479
Fannie Mae, 6%, 4/01/17 - 7/01/37	3,026,701	3,368,218
Fannie Mae, 5.5%, 8/01/17 - 3/01/38	22,347,045	24,926,081
Fannie Mae, 1.18%, 9/01/17	864,485	861,594
Fannie Mae, 5.205%, 1/01/18	963,533	1,013,938
Fannie Mae, 3.8%, 2/01/18	625,541	666,113
Fannie Mae, 5%, 2/01/18 - 3/01/41	17,298,638	19,007,178
Fannie Mae, 4%, 3/01/18 - 2/01/41	7,765,448	8,202,740
Fannie Mae, 4.19%, 3/01/18	382,192	409,087
Fannie Mae, 3.99%, 4/01/18	600,000	641,528
Fannie Mae, 3.743%, 6/01/18	619,366	659,301
Fannie Mae, 5.68%, 6/01/18	487,099	540,649
Fannie Mae, 5.6%, 1/01/19	523,983	583,994
Fannie Mae, 4.5%, 6/01/19 - 4/01/44	35,642,106	38,522,578
Fannie Mae, 4.864%, 8/01/19	2,081,907	2,315,948
Fannie Mae, 5.05%, 8/01/19	313,366	350,116
Fannie Mae, 4.67%, 9/01/19	525,000	579,649
Fannie Mae, 4.83%, 9/01/19	373,237	414,733
Fannie Mae, 1.99%, 10/01/19	1,000,000	993,595
Fannie Mae, 1.97%, 11/01/19	386,848	384,092
Fannie Mae, 4.88%, 3/01/20	368,543	400,777
Fannie Mae, 4.14%, 8/01/20	448,012	487,174
Fannie Mae, 3.87%, 9/01/20	724,950	779,510
Fannie Mae, 2.56%, 10/01/21	245,075	242,069
Fannie Mae, 2.67%, 3/01/22	478,710	479,739
Fannie Mae, 2.73%, 4/01/23	536,957	533,705
Fannie Mae, 2.41%, 5/01/23	677,540	657,893
Fannie Mae, 2.55%, 5/01/23	584,275	573,131
Fannie Mae, 2.59%, 5/01/23	370,831	364,642
Fannie Mae, 4.5%, 5/01/25	299,983	320,161
Fannie Mae, 3%, 3/01/27 - 4/01/27	3,907,845	4,038,818
Fannie Mae, 2.5%, 5/01/28	1,131,827	1,145,044
Fannie Mae, 3.5%, 1/01/42	2,134,173	2,189,494
Fannie Mae, 3.5%, 4/01/43	1,428,650	1,462,494
Fannie Mae, TBA, 3%, 10/01/29	4,785,000	4,928,550
Fannie Mae, TBA, 4%, 10/01/44 - 12/01/44	38,303,000	40,345,554
Freddie Mac, 3.034%, 10/25/20	1,327,000	1,374,037
Freddie Mac, 1.655%, 11/25/16	2,969,038	3,011,905
Freddie Mac, 1.426%, 8/25/17	5,495,000	5,517,733
Freddie Mac, 3.154%, 2/25/18	2,151,000	2,255,715
Freddie Mac, 5%, 9/01/18 - 6/01/40	3,103,340	3,405,391
Freddie Mac, 2.303%, 9/25/18	2,800,000	2,842,154
Freddie Mac, 2.22%, 12/25/18	1,500,000	1,515,578

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Freddie Mac, 2.086%, 3/25/19	$2,800,000	$2,806,714
Freddie Mac, 5.085%, 3/25/19	3,191,000	3,583,643
Freddie Mac, 1.883%, 5/25/19	5,750,000	5,708,157
Freddie Mac, 6%, 8/01/19 - 10/01/38	7,248,112	8,237,590
Freddie Mac, 4.186%, 8/25/19	814,000	886,013
Freddie Mac, 1.869%, 11/25/19	3,000,000	2,954,829
Freddie Mac, 4.251%, 1/25/20	1,449,000	1,584,631
Freddie Mac, 2.313%, 3/25/20	3,022,000	3,030,374
Freddie Mac, 4.224%, 3/25/20	1,911,350	2,089,872
Freddie Mac, 3.32%, 7/25/20 - 2/25/23	2,693,848	2,795,436
Freddie Mac, 5.5%, 5/01/22 - 6/01/41	6,044,361	6,762,340
Freddie Mac, 2.682%, 10/25/22	1,500,000	1,487,519
Freddie Mac, 4.5%, 11/01/22 - 8/01/40	3,157,190	3,400,536
Freddie Mac, 3.25%, 4/25/23	3,500,000	3,600,401
Freddie Mac, 3.06%, 7/25/23	886,000	895,807
Freddie Mac, 3.458%, 8/25/23	1,852,000	1,928,013
Freddie Mac, 4%, 7/01/25 - 11/01/43	4,248,033	4,498,197
Freddie Mac, 2.5%, 2/01/28 - 7/01/28	18,910,189	19,137,622
Freddie Mac, 6.5%, 8/01/32 - 5/01/37	1,228,985	1,389,619
Freddie Mac, 3.5%, 12/01/41 - 8/01/43	24,851,408	25,410,403
Freddie Mac, 3%, 4/01/43 - 5/01/43	12,278,751	12,198,481
Freddie Mac, 3.3%, 7/25/46	1,997,044	2,060,416
Freddie Mac, 3.882%, 7/25/48	2,158,000	2,301,658
Freddie Mac, TBA, 4%, 10/01/44	1,255,000	1,321,279
Ginnie Mae, 5.5%, 7/15/33 - 1/20/42	4,035,448	4,524,874
Ginnie Mae, 4.5%, 8/15/39 - 9/20/41	9,939,345	10,861,033
Ginnie Mae, 4%, 10/15/39 - 4/20/41	2,137,231	2,273,514
Ginnie Mae, 3.5%, 12/15/41 - 6/20/43	19,159,246	19,845,928
Ginnie Mae, 3%, 7/20/43	5,338,678	5,384,467
Ginnie Mae, 5.612%, 4/20/58	1,653,233	1,702,146
Ginnie Mae, 6.357%, 4/20/58	887,388	925,603
Ginnie Mae, TBA, 4%, 10/01/44	13,562,000	14,385,254

		$384,348,684

Supranational – 0.1%
Inter-American Development Bank, 4.375%, 1/24/44	$1,093,000	$1,233,384

U.S. Government Agencies and Equivalents – 3.8%
Aid-Egypt, 4.45%, 9/15/15	$3,162,000	$3,286,975
Government of Ukraine, 1.844%, 5/16/19	2,527,000	2,518,155
Hashemite Kingdom of Jordan, 1.945%, 6/23/19	2,205,000	2,201,721
Hashemite Kingdom of Jordan, 2.503%, 10/30/20	2,742,000	2,762,195
Private Export Funding Corp., 2.25%, 3/15/20	594,000	595,125
Private Export Funding Corp., 1.875%, 7/15/18	2,300,000	2,292,633
Small Business Administration, 6.35%, 4/01/21	336,671	364,563
Small Business Administration, 6.34%, 5/01/21	281,846	304,102
Small Business Administration, 6.44%, 6/01/21	466,806	509,382
Small Business Administration, 6.625%, 7/01/21	502,087	545,955

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 6.07%, 3/01/22	$333,519	$360,787
Small Business Administration, 4.98%, 11/01/23	469,645	507,403
Small Business Administration, 4.77%, 4/01/24	988,145	1,044,409
Small Business Administration, 5.52%, 6/01/24	556,767	605,068
Small Business Administration, 4.99%, 9/01/24	68,307	73,591
Small Business Administration, 5.11%, 4/01/25	810,936	876,686
Small Business Administration, 2.21%, 2/01/33	1,341,923	1,289,360
Small Business Administration, 2.22%, 3/01/33	2,396,439	2,307,120
Small Business Administration, 3.15%, 7/01/33	2,195,740	2,239,112
Small Business Administration, 3.16%, 8/01/33	1,212,563	1,235,269
Small Business Administration, 3.62%, 9/01/33	767,058	807,786
Tennessee Valley Authority, 1.75%, 10/15/18	1,889,000	1,890,617
Tunisian Republic, 2.452%, 7/24/21	1,444,000	1,439,006
U.S. Department of Housing & Urban Development, 6.36%, 8/01/16	290,000	292,010
U.S. Department of Housing & Urban Development, 6.59%, 8/01/16	157,000	160,325

		$30,509,355

U.S. Treasury Obligations – 40.1%
U.S. Treasury Bonds, 9.25%, 2/15/16	$19,000	$21,313
U.S. Treasury Bonds, 7.5%, 11/15/16	218,000	249,201
U.S. Treasury Bonds, 7.875%, 2/15/21	177,000	238,674
U.S. Treasury Bonds, 6.25%, 8/15/23	2,891,000	3,783,596
U.S. Treasury Bonds, 6%, 2/15/26	2,699,000	3,602,323
U.S. Treasury Bonds, 6.75%, 8/15/26	1,862,000	2,644,621
U.S. Treasury Bonds, 6.375%, 8/15/27	326,000	456,043
U.S. Treasury Bonds, 5.25%, 2/15/29	284,000	365,650
U.S. Treasury Bonds, 5%, 5/15/37	488,000	643,931
U.S. Treasury Bonds, 4.375%, 2/15/38	3,894,000	4,726,950
U.S. Treasury Bonds, 4.5%, 8/15/39	26,680,500	33,113,008
U.S. Treasury Bonds, 3.125%, 2/15/43	8,176,700	8,056,601
U.S. Treasury Notes, 4%, 2/15/15	6,718,000	6,816,405
U.S. Treasury Notes, 2.125%, 5/31/15	34,052,000	34,516,231
U.S. Treasury Notes, 2.625%, 4/30/16	201,000	208,019
U.S. Treasury Notes, 0.875%, 12/31/16	110,742,000	111,036,131
U.S. Treasury Notes, 2.625%, 4/30/18	17,249,000	18,004,989
U.S. Treasury Notes, 2.75%, 2/15/19	13,302,400	13,921,786
U.S. Treasury Notes, 3.125%, 5/15/19	4,427,000	4,704,033
U.S. Treasury Notes, 1%, 6/30/19	10,250,000	9,895,258
U.S. Treasury Notes, 2.625%, 8/15/20	8,002,000	8,272,068
U.S. Treasury Notes, 2%, 11/30/20	4,541,000	4,516,519
U.S. Treasury Notes, 3.125%, 5/15/21	1,901,000	2,014,467
U.S. Treasury Notes, 1.75%, 5/15/22	23,412,000	22,508,437

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 2.5%, 8/15/23	$22,807,000	$22,942,428
U.S. Treasury Notes, 2.75%, 2/15/24	8,159,000	8,350,867

		$325,609,549

Total Bonds		$806,036,094

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS – 7.8%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	63,938,548	$63,938,548

Total Investments		$869,974,642

OTHER ASSETS, LESS LIABILITIES – (7.0)%		(57,210,154)

NET ASSETS – 100.0%		$812,764,488

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$389,130,852	$—	$389,130,852
Non-U.S. Sovereign Debt	—	1,233,384	—	1,233,384
U.S. Corporate Bonds	—	4,922,231	—	4,922,231
Residential Mortgage-Backed Securities	—	384,348,684	—	384,348,684
Commercial Mortgage-Backed Securities	—	26,400,943	—	26,400,943
Mutual Funds	63,938,548	—	—	63,938,548
Total Investments	$63,938,548	$806,036,094	$—	$869,974,642

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$858,500,645
Gross unrealized appreciation	20,760,255
Gross unrealized depreciation	(9,286,258)
Net unrealized appreciation (depreciation)	$11,473,997

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

4

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	94,206,127	106,806,794	(137,074,373)	63,938,548

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$58,352	$63,938,548

5

QUARTERLY REPORT

September 30, 2014

MFS® STRATEGIC INCOME PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 64.6%
Asset-Backed & Securitized – 1.6%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.751%, 12/28/40 (z)	$292,630	$174,552
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.097%, 9/15/39	126,111	137,098
Crest Ltd., CDO, 7%, 1/28/40 (a)(p)	546,612	26,106
Falcon Franchise Loan LLC, FRN, 12.472%, 1/05/23 (i)(z)	59,766	4,847
Falcon Franchise Loan LLC, FRN, 17.621%, 1/05/25 (i)(z)	61,837	16,078
First Union National Bank Commercial Mortgage Trust, FRN, 2.009%, 1/12/43 (d)(i)(q)(z)	41,794	65
First Union-Lehman Brothers Bank of America, FRN, 0.722%, 11/18/35 (i)	1,128,984	25,295
HLSS Servicer Advance Receivables Trust, 2013-T1, “A2”, 1.495%, 1/16/46 (n)	150,000	150,120
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.98%, 6/15/49	293,049	307,572
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.249%, 2/18/30 (i)	62,966	1,432
Morgan Stanley Capital I Trust, “AM”, FRN, 5.868%, 4/15/49	300,000	314,365
Morgan Stanley Capital I, Inc., FRN, 1.414%, 4/28/39 (i)(z)	892,407	4,596

		$1,162,126

Automotive – 0.8%
General Motors Financial Co., Inc., 2.625%, 7/10/17	$368,000	$369,670
Hyundai Capital America, 1.875%, 8/09/16 (n)	180,000	182,234

		$551,904

Biotechnology – 0.4%
Life Technologies Corp., 6%, 3/01/20	$240,000	$277,032

Broadcasting – 0.2%
CBS Corp., 5.75%, 4/15/20	$60,000	$68,582
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	102,000	101,409

		$169,991

Brokerage & Asset Managers – 0.4%
TD Ameritrade Holding Corp., 5.6%, 12/01/19	$285,000	$329,608

Building – 1.2%
CRH PLC, 8.125%, 7/15/18	$200,000	$241,460
Martin Marietta Materials, Inc., 4.25%, 7/02/24 (n)	215,000	218,057
Martin Marietta Materials, Inc., FRN, 1.333%, 6/30/17 (n)	300,000	301,293
Owens Corning, Inc., 4.2%, 12/15/22	105,000	106,863

		$867,673

Issuer	Shares/Par	Value ($)

BONDS – continued
Cable TV – 1.1%
Cox Communications, Inc., 3.25%, 12/15/22 (n)	$306,000	$297,217
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (n)	104,000	102,624
Time Warner Cable, Inc., 8.25%, 4/01/19	310,000	386,097

		$785,938

Chemicals – 0.7%
Dow Chemical Co., 8.55%, 5/15/19	$430,000	$540,439

Computer Software – 0.3%
Oracle Corp., 5.375%, 7/15/40	$169,000	$191,580

Computer Software – Systems – 0.1%
Seagate HDD Cayman, 3.75%, 11/15/18 (n)	$107,000	$109,140

Consumer Products – 0.7%
Newell Rubbermaid, Inc., 4.7%, 8/15/20	$219,000	$234,786
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)	259,000	264,721

		$499,507

Consumer Services – 0.6%
Experian Finance PLC, 2.375%, 6/15/17 (n)	$400,000	$406,202

Defense Electronics – 0.7%
BAE Systems Holdings, Inc., 5.2%, 8/15/15 (n)	$381,000	$396,015
BAE Systems Holdings, Inc., 6.375%, 6/01/19 (n)	100,000	116,419

		$512,434

Electrical Equipment – 0.1%
Arrow Electronics, Inc., 3%, 3/01/18	$84,000	$86,095

Electronics – 0.1%
Tyco Electronics Group S.A., 3.5%, 2/03/22	$79,000	$80,755

Emerging Market Quasi-Sovereign – 1.0%
Ecopetrol S.A., 5.875%, 5/28/45	$5,000	$5,063
IIRSA Norte Finance Ltd., 8.75%, 5/30/24	197,842	233,453
Petroleos Mexicanos, 5.5%, 1/21/21	216,000	237,708
Petroleos Mexicanos, 4.875%, 1/24/22	64,000	68,000
Petroleos Mexicanos, 4.875%, 1/18/24 (n)	10,000	10,490
Petroleos Mexicanos, 6.5%, 6/02/41	80,000	92,536
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 9/30/16 (n)	94,750	100,005

		$747,255

Emerging Market Sovereign – 0.3%
Oriental Republic of Uruguay, 4.5%, 8/14/24	$11,000	$11,523
Republic of Hungary, 5.375%, 2/21/23	14,000	14,770

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Emerging Market Sovereign – continued
Republic of Philippines, 6.375%, 10/23/34	$100,000	$126,000
Republic of Poland, 5%, 3/23/22	37,000	40,654
Republic of Romania, 4.375%, 8/22/23 (n)	8,000	8,182
Republic of Romania, 4.875%, 1/22/24 (n)	8,000	8,480
United Mexican States, 4%, 10/02/23	4,000	4,134

		$213,743

Energy – Independent – 0.9%
Anadarko Petroleum Corp., 3.45%, 7/15/24	$390,000	$383,053
EQT Corp., 4.875%, 11/15/21	122,000	133,304
Hess Corp., 8.125%, 2/15/19	90,000	110,946

		$627,303

Energy – Integrated – 1.0%
BP Capital Markets PLC, 4.5%, 10/01/20	$75,000	$81,914
BP Capital Markets PLC, 4.742%, 3/11/21	220,000	242,721
Pacific Rubiales Energy Corp., 7.25%, 12/12/21 (n)	115,000	125,063
Petro-Canada Financial Partnership, 5%, 11/15/14	280,000	281,528

		$731,226

Financial Institutions – 1.8%
CIT Group, Inc., 3.875%, 2/19/19	$450,000	$442,125
General Electric Capital Corp., 6%, 8/07/19	80,000	93,302
General Electric Capital Corp., 5.5%, 1/08/20	205,000	234,926
General Electric Capital Corp., 3.15%, 9/07/22	187,000	186,246
General Electric Capital Corp., 3.1%, 1/09/23	125,000	123,711
LeasePlan Corp. N.V., 3%, 10/23/17 (n)	200,000	205,012

		$1,285,322

Food & Beverages – 2.6%
Anadolu Efes Biracilik ve Malt Sanayii A.S., 3.375%, 11/01/22	$221,000	$195,033
Conagra Foods, Inc., 3.2%, 1/25/23	138,000	132,353
Kerry Group Financial Services, 3.2%, 4/09/23 (n)	320,000	308,224
Kraft Foods Group, Inc., 6.125%, 8/23/18	250,000	286,784
Mead Johnson Nutrition Co., “A”, 4.9%, 11/01/19	69,000	76,119
SABMiller Holdings, Inc., 3.75%, 1/15/22 (n)	205,000	208,952
Tyson Foods, Inc., 6.6%, 4/01/16	190,000	205,578
Tyson Foods, Inc., 4.5%, 6/15/22	124,000	131,420
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)	91,000	91,648
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)	277,000	281,125

		$1,917,236

Issuer	Shares/Par		Value ($)

BONDS – continued
Forest & Paper Products – 0.4%
Georgia-Pacific LLC, 3.734%, 7/15/23 (n)		$263,000	$269,857

Gaming & Lodging – 0.5%
Wyndham Worldwide Corp., 5.625%, 3/01/21		$320,000	$355,289

Insurance – 2.2%
American International Group, Inc., 5.85%, 1/16/18		$139,000	$156,364
American International Group, Inc., 3.375%, 8/15/20		190,000	195,683
MetLife, Inc., 1.756%, 12/15/17		51,000	51,305
Principal Financial Group, Inc., 8.875%, 5/15/19		210,000	266,606
Prudential Financial, Inc., 6.2%, 1/15/15		210,000	213,463
Unum Group, 7.125%, 9/30/16		250,000	279,235
Unum Group, 4%, 3/15/24		323,000	327,627
Voya Financial, Inc., 2.9%, 2/15/18		107,000	110,080

			$1,600,363

Insurance – Property & Casualty – 1.7%
Aon Corp., 3.5%, 9/30/15		$270,000	$277,490
AXIS Capital Holdings Ltd., 5.75%, 12/01/14		335,000	338,015
AXIS Capital Holdings Ltd., 5.875%, 6/01/20		90,000	102,618
CNA Financial Corp., 5.875%, 8/15/20		260,000	296,506
Liberty Mutual Group, Inc., 4.95%, 5/01/22 (n)		187,000	201,323

			$1,215,952

International Market Quasi-Sovereign – 0.9%
EDF Energies Nouvelles S.A., 6.5%, 1/26/19 (n)		$350,000	$410,349
Eksportfinans A.S.A., 5.5%, 5/25/16		240,000	252,984

			$663,333

International Market Sovereign – 11.7%
Commonwealth of Australia, 5.75%, 5/15/21	AUD	252,000	$254,085
Federal Republic of Germany, 4.25%, 7/04/18	EUR	200,000	293,040
Federal Republic of Germany, 3.25%, 7/04/21	EUR	66,000	99,264
Federal Republic of Germany, 6.25%, 1/04/30	EUR	116,000	243,096
Federal Republic of Germany, 2.5%, 7/04/44	EUR	52,000	75,446
Government of Canada, 4.25%, 6/01/18	CAD	66,000	64,904
Government of Canada, 3.25%, 6/01/21	CAD	154,000	150,186
Government of Canada, 5.75%, 6/01/33	CAD	38,000	50,037
Government of Japan, 1.1%, 6/20/20	JPY	50,500,000	483,848
Government of Japan, 0.8%, 6/20/23	JPY	21,000,000	197,668
Government of Japan, 2.1%, 9/20/24	JPY	45,750,000	480,888
Government of Japan, 2.2%, 9/20/27	JPY	40,550,000	435,145
Government of Japan, 2.4%, 3/20/37	JPY	38,350,000	412,419
Government of Japan, 1.8%, 3/20/43	JPY	13,050,000	124,500

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
International Market Sovereign – continued
Government of New Zealand, 5%, 3/15/19	NZD	115,000	$93,462
Government of New Zealand, 5.5%, 4/15/23	NZD	20,000	17,110
Kingdom of Belgium, 5.5%, 9/28/17	EUR	240,000	352,903
Kingdom of Belgium, 4.25%, 9/28/21	EUR	122,000	191,682
Kingdom of Denmark, 3%, 11/15/21	DKK	541,000	107,404
Kingdom of Spain, 5.4%, 1/31/23	EUR	122,000	196,820
Kingdom of Spain, 4.6%, 7/30/19	EUR	339,000	503,141
Kingdom of Sweden, 5%, 12/01/20	SEK	560,000	96,504
Kingdom of Sweden, 3.5%, 6/01/22	SEK	335,000	54,310
Kingdom of the Netherlands, 3.5%, 7/15/20	EUR	46,000	68,396
Kingdom of the Netherlands, 5.5%, 1/15/28	EUR	103,000	194,860
Republic of Austria, 4.65%, 1/15/18	EUR	148,000	215,196
Republic of Austria, 1.75%, 10/20/23	EUR	62,000	83,492
Republic of Finland, 3.875%, 9/15/17	EUR	82,000	115,381
Republic of France, 2.5%, 10/25/20	EUR	69,000	97,599
Republic of France, 6%, 10/25/25	EUR	130,000	241,610
Republic of France, 4.75%, 4/25/35	EUR	193,000	352,509
Republic of Ireland, 4.5%, 4/18/20	EUR	26,000	39,575
Republic of Ireland, 5.4%, 3/13/25	EUR	24,000	40,380
Republic of Italy, 5.25%, 8/01/17	EUR	535,000	763,642
Republic of Italy, 3.75%, 3/01/21	EUR	476,000	683,939
United Kingdom Treasury, 8%, 6/07/21	GBP	53,000	118,059
United Kingdom Treasury, 2.25%, 9/07/23	GBP	120,000	193,563
United Kingdom Treasury, 4.25%, 3/07/36	GBP	104,000	202,942
United Kingdom Treasury, 3.25%, 1/22/44	GBP	50,000	83,977

			$8,472,982

Machinery & Tools – 0.5%
Atlas Copco AB, 5.6%, 5/22/17 (n)		$349,000	$384,851

Major Banks – 6.9%
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)		$200,000	$212,640
Bank of America Corp., 6.5%, 8/01/16		295,000	321,977
Bank of America Corp., 3.3%, 1/11/23		212,000	206,768
Bank of America Corp., 4.125%, 1/22/24		325,000	331,209
Barclays Bank PLC, 5.125%, 1/08/20		230,000	258,080
BNP Paribas, 2.7%, 8/20/18		220,000	224,085
BNP Paribas, 7.195% to 6/29/37, FRN to 6/29/49 (n)		200,000	232,500
BNP Paribas, FRN, 2.983%, 12/22/14		96,000	96,549
Commonwealth Bank of Australia, 5%, 10/15/19 (n)		220,000	245,551
DBS Bank Ltd., 2.35%, 2/28/17 (n)		200,000	205,283
Goldman Sachs Group, Inc., 5.125%, 1/15/15		140,000	141,859
Goldman Sachs Group, Inc., 5.75%, 1/24/22		334,000	379,816
ING Bank N.V., 5.8%, 9/25/23 (n)		322,000	354,688

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – continued
JPMorgan Chase & Co., 2%, 8/15/17	$55,000	$55,469
JPMorgan Chase & Co., 4.625%, 5/10/21	230,000	250,065
Merrill Lynch & Co., Inc., 6.4%, 8/28/17	120,000	134,987
Morgan Stanley, 7.3%, 5/13/19	100,000	119,276
Morgan Stanley, 5.625%, 9/23/19	200,000	225,135
Morgan Stanley, FRN, 1.484%, 2/25/16	220,000	222,981
Royal Bank of Scotland PLC, 2.55%, 9/18/15	140,000	142,076
Royal Bank of Scotland PLC, 6%, 12/19/23	380,000	398,369
Standard Chartered PLC, 3.85%, 4/27/15 (n)	250,000	254,703

		$5,014,066

Medical & Health Technology & Services – 0.5%
McKesson Corp., 5.7%, 3/01/17	$130,000	$142,770
Owens & Minor, Inc., 6.35%, 4/15/16	240,000	260,312

		$403,082

Metals & Mining – 1.6%
Barrick Gold Corp., 4.1%, 5/01/23	$337,000	$323,822
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/18	130,000	130,330
Freeport-McMoRan Copper & Gold, Inc., 3.1%, 3/15/20	200,000	198,433
Glencore Funding LLC, FRN, 1.398%, 5/27/16 (n)	280,000	281,933
Kinross Gold Corp., 5.95%, 3/15/24 (n)	217,000	220,727

		$1,155,245

Midstream – 2.9%
DCP Midstream LLC, 3.875%, 3/15/23	$167,000	$167,203
Energy Transfer Partners LP, 6.5%, 2/01/42	222,000	252,785
Enterprise Products Partners LP, 6.3%, 9/15/17	230,000	260,855
Kinder Morgan Energy Partners LP, 6.375%, 3/01/41	320,000	360,964
ONEOK Partners LP, 3.2%, 9/15/18	120,000	124,371
Plains All American Pipeline LP, 3.6%, 11/01/24	214,000	210,026
Spectra Energy Capital LLC, 8%, 10/01/19	230,000	284,544
Sunoco Logistics Partners LP, 4.25%, 4/01/24	109,000	110,437
Williams Cos., Inc., 3.7%, 1/15/23	74,000	69,902
Williams Cos., Inc., 4.55%, 6/24/24	295,000	291,835

		$2,132,922

Miscellaneous Revenue – Other – 0.3%
Florida Hurricane Catastrophe Fund Finance Corp. Rev, “A”, 2.107%, 7/01/18	$245,000	$246,176

Mortgage-Backed – 0.6%
Fannie Mae, 6%, 5/01/17	$9,896	$10,177
Fannie Mae, 5.5%, 3/01/20 - 9/01/34	93,915	101,219
Fannie Mae, 6.5%, 4/01/32	46,214	53,261

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Freddie Mac, 4.224%, 3/25/20	$241,289	$263,826

		$428,483

Network & Telecom – 1.2%
Centurylink, Inc., 7.65%, 3/15/42	$223,000	$219,655
Verizon Communications, Inc., 8.75%, 11/01/18	143,000	178,240
Verizon Communications, Inc., 5.15%, 9/15/23	334,000	369,861
Verizon Communications, Inc., FRN, 1.004%, 6/17/19	140,000	141,941

		$909,697

Oil Services – 0.4%
Transocean, Inc., 2.5%, 10/15/17	$86,000	$85,990
Transocean, Inc., 6%, 3/15/18	180,000	194,089

		$280,079

Oils – 0.2%
Marathon Petroleum Corp., 3.625%, 9/15/24	$140,000	$137,040

Other Banks & Diversified Financials – 4.1%
Abbey National Treasury Services PLC, 3.05%, 8/23/18	$90,000	$93,274
Banco GNB Sudameris S.A., 3.875%, 5/02/18 (n)	18,000	17,685
Bancolombia S.A., 5.125%, 9/11/22	7,000	7,028
Citigroup, Inc., 6.01%, 1/15/15	160,000	162,522
Citigroup, Inc., 8.5%, 5/22/19	229,000	286,242
Citigroup, Inc., 3.75%, 6/16/24	213,000	212,342
Groupe BPCE S.A., 12.5% to 8/06/19, FRN to 8/29/49 (n)	259,000	351,593
Intesa Sanpaolo S.p.A., 5.017%, 6/26/24 (n)	445,000	433,580
Lloyds TSB Bank PLC, 5.8%, 1/13/20 (n)	210,000	241,941
Macquarie Bank Ltd., 5%, 2/22/17 (n)	190,000	204,753
Macquarie Group Ltd., 6%, 1/14/20 (n)	134,000	150,353
Rabobank Nederland N.V., 3.375%, 1/19/17	151,000	158,361
Rabobank Nederland N.V., 3.95%, 11/09/22	250,000	251,064
SunTrust Banks, Inc., 3.5%, 1/20/17	176,000	184,595
Swedbank AB, 2.125%, 9/29/17 (n)	200,000	201,977

		$2,957,310

Pharmaceuticals – 0.7%
Celgene Corp., 3.95%, 10/15/20	$290,000	$307,212
Hospira, Inc., 6.05%, 3/30/17	160,000	174,759

		$481,971

Pollution Control – 0.3%
Republic Services, Inc., 5.25%, 11/15/21	$210,000	$237,944

Railroad & Shipping – 0.5%
CSX Corp., 4.1%, 3/15/44	$220,000	$206,767

Issuer	Shares/Par	Value ($)

BONDS – continued
Railroad & Shipping – continued
Panama Canal Railway Co., 7%, 11/01/26 (n)	$169,200	$167,339

		$374,106

Real Estate – Apartment – 0.3%
AvalonBay Communities, Inc., REIT, 3.625%, 10/01/20	$240,000	$249,438

Real Estate – Healthcare – 0.5%
HCP, Inc., REIT, 5.375%, 2/01/21	$236,000	$263,349
Health Care REIT, Inc., 2.25%, 3/15/18	81,000	81,721

		$345,070

Real Estate – Office – 0.4%
Boston Properties LP, REIT, 3.7%, 11/15/18	$120,000	$127,000
Vornado Realty LP, REIT, 2.5%, 6/30/19	165,000	164,543

		$291,543

Real Estate – Retail – 0.3%
Kimco Realty Corp., REIT, 6.875%, 10/01/19	$58,000	$68,901
Simon Property Group LP, 3.375%, 10/01/24	160,000	158,216

		$227,117

Retailers – 2.1%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44	$368,000	$360,331
Gap, Inc., 5.95%, 4/12/21	306,000	348,002
Kohl’s Corp., 3.25%, 2/01/23	258,000	249,775
Limited Brands, Inc., 5.25%, 11/01/14	84,000	84,168
Macy’s, Inc., 7.875%, 7/15/15	320,000	338,138
Target Corp., 3.5%, 7/01/24	124,000	124,119

		$1,504,533

Supermarkets – 0.4%
Kroger Co., 3.85%, 8/01/23	$262,000	$267,032

Supranational – 0.5%
Corporacion Andina de Fomento, 4.375%, 6/15/22	$340,000	$363,370

Telecommunications – Wireless – 0.9%
American Tower Corp., REIT, 4.625%, 4/01/15	$120,000	$122,397
American Tower Corp., REIT, 4.7%, 3/15/22	208,000	217,736
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)	261,000	301,918

		$642,051

Tobacco – 0.8%
Altria Group, Inc., 9.25%, 8/06/19	$76,000	$98,937
Altria Group, Inc., 4%, 1/31/24	103,000	105,106
Lorillard Tobacco Co., 8.125%, 6/23/19	173,000	211,632
Lorillard Tobacco Co., 6.875%, 5/01/20	120,000	140,702

		$556,377

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Transportation – Services – 0.4%
ERAC USA Finance Co., 6.375%, 10/15/17 (n)	$290,000	$329,906

U.S. Government Agencies and Equivalents – 0.9%
National Credit Union Administration Guaranteed Note, 2.9%, 10/29/20	$70,000	$72,083
Small Business Administration, 6.35%, 4/01/21	16,834	18,228
Small Business Administration, 4.34%, 3/01/24	132,410	138,473
Small Business Administration, 4.77%, 4/01/24	75,839	80,157
Small Business Administration, 4.99%, 9/01/24	50,391	54,288
Small Business Administration, 4.86%, 1/01/25	69,554	74,418
Small Business Administration, 4.625%, 2/01/25	88,126	93,034
Small Business Administration, 5.11%, 8/01/25	85,684	92,574

		$623,255

Utilities – Electric Power – 2.4%
CMS Energy Corp., 4.25%, 9/30/15	$230,000	$237,647
CMS Energy Corp., 5.05%, 3/15/22	163,000	182,135
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24	2,000	2,002
Enel Finance International S.A., 6.25%, 9/15/17 (n)	140,000	157,199

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – continued
Exelon Generation Co. LLC, 5.2%, 10/01/19	$135,000	$149,686
Exelon Generation Co. LLC, 4.25%, 6/15/22	75,000	77,293
Oncor Electric Delivery Co., 4.1%, 6/01/22	245,000	262,834
PPL WEM Holdings PLC, 3.9%, 5/01/16 (n)	310,000	322,639
Progress Energy, Inc., 3.15%, 4/01/22	323,000	324,120

		$1,715,555

Total Bonds		$46,928,504

COMMON STOCKS – 0.0%
Printing & Publishing – 0.0%
American Media Operations, Inc. (a)	2,591	$465

UNDERLYING AFFILIATED FUNDS – 33.6%
MFS High Yield Pooled Portfolio (v)	2,509,542	$24,367,650

MONEY MARKET FUNDS – 0.8%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	580,785	$580,785

Total Investments		$71,877,404

OTHER ASSETS, LESS LIABILITIES – 1.0%		756,901

NET ASSETS – 100.0%		$72,634,305

(a)	Non-income producing security.

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $10,147,920, representing 14.0% of net assets.

(p)	Payment-in-kind security.

(q)	Interest received was less than stated coupon rate.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.751%, 12/28/40	3/01/06	$292,630	$174,552
Falcon Franchise Loan LLC, FRN, 12.472%, 1/05/23	1/18/02	1,627	4,847
Falcon Franchise Loan LLC, FRN, 17.621%, 1/05/25	1/29/03	4,557	16,078
First Union National Bank Commercial Mortgage Trust, FRN, 2.009%, 1/12/43	12/11/03	35	65
Morgan Stanley Capital I, Inc., FRN, 1.414%, 4/28/39	7/20/04	11,456	4,596
Total Restricted Securities			$200,138
% of Net assets			0.3%

5

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NZD	New Zealand Dollar
SEK	Swedish Krona

Derivative Contracts at 9/30/14

Forward Foreign Currency Exchange Contracts at 9/30/14

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Goldman Sachs International	101,411	10/10/14	$93,889	$88,740	$5,149
SELL	AUD	Westpac Banking Corp.	187,411	10/10/14	174,446	163,995	10,451
SELL	CAD	Merrill Lynch International	342,441	10/10/14	320,593	305,699	14,894
SELL	DKK	Barclays Bank PLC	198,374	10/10/14	36,235	33,661	2,574
SELL	DKK	Goldman Sachs International	213,771	10/10/14	38,414	36,273	2,141
SELL	DKK	UBS AG	198,374	10/10/14	36,233	33,661	2,572
SELL	EUR	Credit Suisse Group	847,036	10/10/14	1,147,097	1,069,904	77,193
SELL	EUR	Goldman Sachs International	474,977	10/10/14	636,808	599,950	36,858
SELL	EUR	UBS AG	42,426	10/10/14	56,738	53,589	3,149
SELL	GBP	Credit Suisse Group	100,676	10/10/14	172,207	163,199	9,008
SELL	GBP	Goldman Sachs International	151,718	10/10/14	255,233	245,941	9,292
SELL	GBP	Merrill Lynch International	100,676	10/10/14	172,269	163,199	9,070
SELL	GBP	UBS AG	18,030	10/10/14	30,413	29,228	1,185
SELL	JPY	Credit Suisse Group	50,580,920	10/10/14	492,084	461,214	30,870
SELL	JPY	Goldman Sachs International	21,667,213	10/10/14	211,556	197,569	13,987
SELL	NZD	Goldman Sachs International	143,580	10/10/14	123,800	111,997	11,803
SELL	SEK	Goldman Sachs International	992,686	10/10/14	144,847	137,564	7,283

							$247,479

Liability Derivatives
BUY	CAD	Deutsche Bank AG	37,720	10/10/14	$34,527	$33,673	$(854)
BUY	JPY	Deutsche Bank AG	64,950,847	10/10/14	639,979	592,244	(47,735)

							$(48,589)

6

Portfolio of Investments (unaudited) – continued

Futures Contracts at 9/30/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	3	$413,719	December - 2014	$5,401
U.S. Treasury Note 10 yr (Short)	USD	53	6,605,953	December - 2014	54,951

					$60,352

At September 30, 2014, the fund had cash collateral of $76,395 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

Supplemental Information

9/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts.

8

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of September 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$465	$—	$465
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	623,255	—	623,255
Non-U.S. Sovereign Debt	—	10,460,683	—	10,460,683
Municipal Bonds	—	246,176	—	246,176
U.S. Corporate Bonds	—	24,618,330	—	24,618,330
Residential Mortgage-Backed Securities	—	428,483	—	428,483
Commercial Mortgage-Backed Securities	—	811,348	—	811,348
Asset-Backed Securities (including CDOs)	—	350,778	—	350,778
Foreign Bonds	—	9,389,451	—	9,389,451
Mutual Funds	24,948,435	—	—	24,948,435
Total Investments	$24,948,435	$46,928,969	$—	$71,877,404

Other Financial Instruments
Futures Contracts	$60,352	$—	$—	$60,352
Forward Foreign Currency Exchange Contracts	—	198,890	—	198,890

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/13	$12,670
Change in unrealized appreciation (depreciation)	(12,205)
Transfers out of level 3	(465)
Balance as of 9/30/14	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$71,281,344
Gross unrealized appreciation	2,264,832
Gross unrealized depreciation	(1,668,772)
Net unrealized appreciation (depreciation)	$596,060

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	2,550,585	257,141	(298,184)	2,509,542
MFS Institutional Money Market Portfolio	1,045,572	13,375,850	(13,840,637)	580,785

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$262,839	$13,007	$1,229,538	$24,367,650
MFS Institutional Money Market Portfolio	—	—	339	580,785

	$262,839	$13,007	$1,229,877	$24,948,435

9

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2014, are as follows:

United States	67.1%
United Kingdom	5.2%
Italy	3.2%
France	3.1%
Japan	2.9%
Canada	2.9%
Netherlands	2.4%
Australia	1.4%
Germany	1.3%
Other Countries	10.5%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

10

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST II

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: November 14, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: November 14, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 14, 2014

*	Print name and title of each signing officer under his or her signature.